N-2 - $ / shares			3 Months Ended
		Jun. 28, 2023	Mar. 31, 2023	Dec. 31, 2022 [2]	Sep. 30, 2022 [2]	Jun. 30, 2022 [2]	Mar. 31, 2022 [2]	Dec. 31, 2021 [3]	Sep. 30, 2021 [3]	Jun. 30, 2021 [3]	Mar. 31, 2021 [3]
Cover [Abstract]
Entity Central Index Key		0001754836
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-272168
Investment Company Act File Number		811-23384
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		21
Entity Registrant Name		EAGLE POINT INCOME COMPANY INC.
Entity Address, Address Line One		600 Steamboat Road
Entity Address, Address Line Two		Suite 202
Entity Address, City or Town		Greenwich
Entity Address, State or Province		CT
Entity Address, Postal Zip Code		06830
City Area Code		203
Local Phone Number		340-8500
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Our primary investment objective is to generate high current income, with a secondary objective to generate capital appreciation. We seek to achieve our investment objectives by investing primarily in junior debt tranches of CLOs that are collateralized by a portfolio consisting primarily of below investment grade U.S. senior secured loans with a large number of distinct underlying borrowers across various industry sectors. We focus on CLO debt tranches rated “BB” (e.g., BB+, BB or BB-, or their equivalent) by Moody’s, S&P or Fitch, and/or other applicable nationally recognized statistical rating organizations. We refer to such debt tranches in this prospectus as “BB-Rated CLO Debt.” We may also invest in other junior debt tranches of CLOs, senior debt tranches of CLOs, LAFs and other related securities and instruments, including synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions. In addition, we may invest up to 35% of our total assets (at the time of investment) in CLO equity securities and related securities and instruments. We expect our investments in CLO equity securities to primarily reflect minority ownership positions. CLO junior debt and equity securities are highly leveraged, and therefore the CLO securities in which we intend to invest are subject to a higher degree of loss since the use of leverage magnifies losses. See “Risk Factors — Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.” We may also invest in other securities and instruments that the Adviser believes are consistent with our investment objectives such as securities issued by other securitization vehicles, such as collateralized bond obligations, or “CBOs.” The amount that we will invest in other securities and instruments, which may include investments in debt and other securities issued by CLOs collateralized by non-U.S. loans or securities of other collective investment vehicles, will vary from time to time and, as such, may constitute a material part of our portfolio on any given date, all as based on the Adviser’s assessment of prevailing market conditions. The CLO securities in which we primarily seek to invest are rated below investment grade or, in the case of CLO equity securities, are unrated, and are considered speculative with respect to timely payment of interest and repayment of principal. Unrated and below investment grade securities are also sometimes referred to as “junk” securities.
ADDITIONAL INVESTMENTS AND TECHNIQUES
Our primary investment strategies are described elsewhere in this prospectus. The following is a description of the various investment policies that may be engaged in as a secondary strategy, and a summary of certain attendant risks.
Investment in Debt Securities, Other Types of Credit Instruments and Other Credit Investments
Debt Securities.   We may invest in debt securities, including debt securities rated below investment grade, or “junk” securities. Debt securities of corporate and governmental issuers in which we may invest are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk) and also may be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).
Defaulted Securities.   We may invest in defaulted securities. The risk of loss due to default may be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other debt of the issuer. Investing in defaulted debt securities involves risks such as the possibility of complete loss of the investment where the issuer does not restructure to enable it to resume principal and interest payments. If the issuer of a security in our portfolio defaults, we may have unrealized losses on the security, which may lower our NAV. Defaulted securities tend to lose much of their value before they default. Thus, our NAV may be adversely affected before an issuer defaults. In addition, we may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.
Certificates of Deposit, Bankers’ Acceptances and Time Deposits.   We may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by us will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government. In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under our investment objectives and policies stated in this prospectus, we may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Commercial Paper and Short-Term Notes.   We may invest a portion of our assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year. Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.
CLO Class M Notes, Fee Notes and Participation Agreements.   We may acquire CLO Class M notes, fee notes and participation agreements with CLO collateral managers. There is not an active secondary market for CLO Class M notes, fee notes and participation agreements. Further, CLO Class M notes, fee notes and participation agreements may have significant restrictions on transfer and require continued ownership of certain amounts of CLO equity in the related CLO for the instrument to be valid. CLO Class M notes, fee notes and participation agreements are also subject to the risk of early call of the CLO, and may have no make-whole or other yield protection provisions.
Zero Coupon Securities.   Among the debt securities in which we may invest are zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in our income. Thus, to quality for tax treatment as a RIC and to avoid a certain excise tax on undistributed income, we may be required to distribute as a dividend an amount that is greater than the total amount of cash we actually receive. These distributions must be made from our cash assets or, if necessary, from the proceeds of sales of portfolio securities. We will not be able to purchase additional income-producing securities with cash used to make such distributions, and our current income ultimately could be reduced as a result.
U.S. Government Securities.   We may invest in debt securities issued or guaranteed by agencies, instrumentalities and sponsored enterprises of the U.S. Government. Some U.S. government securities, such as U.S. Treasury bills, notes and bonds, and mortgage-related securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S.; others, such as those of the Federal Home Loan Banks, or “FHLBs,” or the Federal Home Loan Mortgage Corporation, or “FHLMC,” are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, or “FNMA,” are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the issuing agency, instrumentality or enterprise. Although U.S. Government-sponsored enterprises, such as the FHLBs, FHLMC, FNMA and the Student Loan Marketing Association, may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury or supported by the full faith and credit of the U.S. Government and involve increased credit risks. Although legislation has been enacted to support certain government sponsored entities, including the FHLBs, FHLMC and FNMA, there is no assurance that the obligations of such entities will be satisfied in full, or that such obligations will not decrease in value or default. It is difficult, if not impossible, to predict the future political, regulatory or economic changes that could impact the government sponsored entities and the values of their related securities or obligations. In addition, certain governmental entities, including FNMA and FHLMC, have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities. U.S. Government debt securities generally involve lower levels of credit risk than other types of debt securities of similar maturities, although, as a result, the yields available from U.S. Government debt securities are generally lower than the yields available from such other securities. Like other debt securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in our NAV.
Distressed Securities
We may invest in distressed investments including loans, loan participations, or bonds, many of which are not publicly traded and which may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than normally expected. If the Adviser’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, we may lose a substantial portion or all of our investment or we may be required to accept cash or securities with a value less than our original investment.
Equity Securities
We may hold long and short positions in common stock, preferred stock and convertible securities of U.S. and non-U.S. issuers. We also may invest in depositary receipts or shares relating to non-U.S. securities. Equity securities fluctuate in value, often based on factors unrelated to the fundamental economic condition of the issuer of the securities, including general economic and market conditions, and these fluctuations can be pronounced. We may purchase securities in all available securities trading markets and may invest in equity securities without restriction as to market capitalization, such as those issued by smaller capitalization companies, including micro-cap companies.
Exchange-Traded Notes (“ETNs”)
We may invest in ETNs. ETNs are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines both aspects of bonds and Exchange-Traded Funds, or “ETFs.” An ETN’s returns are based on the performance of a market index minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the market index to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments and principal is not protected. ETNs are subject to credit risk and the value of an ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When we invest in ETNs we will bear our proportionate share of any fees and expenses borne by the ETN. Our decision to sell our ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.
Preferred Securities
Preferred securities in which we may invest include trust preferred securities, monthly income preferred securities, quarterly income bond securities, quarterly income debt securities, quarterly income preferred securities, corporate trust securities, traditional preferred stock, contingent-capital securities, hybrid securities (which have characteristics of both equity and fixed-income instruments) and public income notes. Preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature in that they have no maturity dates or have stated maturity dates.
Investment in Relatively New Issuers
We may invest in the securities of new issuers. Investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such issuers are relatively unseasoned. Such issuers may also lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Certain issuers may be involved in the development or marketing of a new product with no established market, which could lead to significant losses. Securities of such issuers may have a limited trading market which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investors who invest in such issuers seek to sell the same securities when we attempt to dispose of our holdings, we may receive lower prices than might otherwise be the case.
Demand Deposit Accounts
We may hold a significant portion of our cash assets in interest-bearing or non-interest-bearing demand deposit accounts at our custodian or another depository institution insured by the FDIC. The FDIC is an independent agency of the U.S. government, and FDIC deposit insurance is backed by the full faith and credit of the U.S. government. We expect to hold cash that exceeds the amounts insured by the FDIC for such accounts. As a result, in the event of a failure of a depository institution where we hold such cash, our cash is subject to the risk of loss.
Simultaneous Investments
Investment decisions, made by the Adviser on our behalf, are made independently from those of the other funds and accounts advised by the Adviser and its affiliates. If, however, such other accounts wish to invest in, or dispose of, the same securities as us, available investments will be allocated equitably between us and other accounts. This procedure may adversely affect the size of the position we obtain or dispose of or the price we pay.
Short Sales
When we engage in a short sale of a security, we must, to the extent required by law, borrow the security sold short and deliver it to the counterparty. We may have to pay a fee to borrow particular securities and would often be obligated to pay over any payments received on such borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time that we replace the borrowed security, we will incur a loss; conversely, if the price declines, we will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above.
To the extent we engage in short sales, we will comply with the applicable provisions of Rule 18f-4 with respect to such transactions.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in our securities involves a number of significant risks. In addition to the other information contained in this prospectus, you should consider carefully the following information before making an investment in our securities. The risks set out below are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us might also impair our operations and performance and the value of our securities. If any of the following events occur, our business, financial condition and results of operations could be materially adversely affected and the value of our securities may be impaired. In such case, the price of our securities could decline, and you may lose all or part of your investment.
Risks Related to Our Investments
Investing in senior secured loans indirectly through CLO securities involves particular risks.
We obtain exposure to underlying senior secured loans through our investments in CLOs, but may obtain such exposure directly or indirectly through other means from time to time. Such loans may become nonperforming or impaired for a variety of reasons. Nonperforming or impaired loans may require substantial workout negotiations or restructuring that may entail a substantial reduction in the interest rate and/or a substantial write-down of the principal of the loan. In addition, because of the unique and customized nature of a loan agreement and the private syndication of a loan, certain loans may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume in the loan market has been small relative to other markets. Loans may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. Risks associated with senior secured loans include the fact that prepayments generally may occur at any time without premium or penalty.
In addition, the portfolios of certain CLOs in which we invest may contain middle market loans. Loans to middle market companies may carry more inherent risks than loans to larger, publicly traded entities. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market companies typically have narrower product lines and smaller market shares than large companies. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. The success of a middle market business may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor. Accordingly, loans made to middle market companies may involve higher risks than loans made to companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle market loans in any CLO in which we may invest. As a consequence of the forgoing factors, the securities issued by CLOs that primarily invest in middle market loans (or hold significant portions thereof) are generally considered to be a riskier investment than securities issued by CLOs that primarily invest in broadly syndicated loans.
Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the CLOs in which we invest. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent that the CLOs that we invest in hold covenant-lite loans, our CLOs may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Our investments in CLO securities and other structured finance securities involve certain risks.
Our investments consist primarily of CLO securities, and we may invest in other related structured finance securities. CLOs and structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral. We and other investors in CLO and related structured finance securities ultimately bear the credit risk of the underlying collateral. In most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches which are the focus of our investment strategy, and scheduled payments to junior tranches have a priority in right of payment to subordinated/equity tranches.
CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLO and other structured finance securities. For example, investments in structured vehicles, including CBOs, junior debt and equity securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage related securities, trust preferred securities and emerging market debt. The pool of high yield securities underlying CBOs is typically separated into tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates, whereas the lower tranches, with greater risk, pay higher interest rates.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) our investments in CLO junior debt and equity tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Changes in the collateral held by a CLO may cause payments on the instruments we hold to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which we invest, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs we may target. In addition, CLO and other structured finance securities may be subject to prepayment risk. Further, the performance of a CLO or other structured finance security may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity risk.
Our investments in the primary CLO market involve certain additional risks.
Between the pricing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.
Our portfolio of investments may lack broad diversification among CLO securities, which may subject us to a risk of significant loss if one or more of these CLO securities experience a high level of defaults on collateral.
Our portfolio may hold investments in a limited number of CLO securities. Beyond the asset diversification requirements associated with our qualification as a RIC under the Code and the requirements of the 1940 Act, we do not have fixed guidelines for diversification and we do not have any limitations on the ability to invest in any one CLO. As our portfolio may be less diversified than the portfolios of some larger funds, we are more susceptible to risk of loss if one or more of the CLOs in which we are invested experiences a high level of defaults on its collateral. Similarly, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. We may also invest in multiple CLOs managed by the same CLO collateral manager, thereby increasing our risk of loss in the event the CLO collateral manager were to fail, experience the loss of key portfolio management employees or sell its business.
Failure to maintain a broad range of underlying obligors across the CLOs in which we invest would make us more vulnerable to defaults.
We may be subject to concentration risk since CLO portfolios tend to have a certain amount of overlap across underlying obligors. This trend is generally exacerbated when demand for bank loans by CLO issuers outpaces supply. Market analysts have noted that the overlap of obligor names among CLO issuers has increased recently and is particularly evident across CLOs of the same year of origination, as well as with CLOs managed by the same asset manager. To the extent we invest in CLOs which have a high percentage of overlap, this may increase the likelihood of defaults on our CLO investments occurring together.
Our portfolio is focused on CLO securities, and the CLO securities in which we invest may hold loans that are concentrated in a limited number of industries.
Our portfolio is focused on securities issued by CLOs and related investments, and the CLOs in which we invest may hold loans that are concentrated in a limited number of industries. As a result, a downturn in the CLO industry or in any particular industry that the CLOs in which we invest are concentrated could significantly impact the aggregate returns we realize.
Failure by a CLO in which we are invested to satisfy certain tests will harm our operating results.
The failure by a CLO in which we invest to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, would lead to a reduction in its payments to us. In the event that a CLO fails certain tests, holders of CLO senior debt would be entitled to additional payments that would, in turn, reduce the payments we, as holder of junior debt or equity tranches, would otherwise be entitled to receive. Separately, we may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment we may make. If any of these occur, it could materially and adversely affect our operating results and cash flows.
Negative loan ratings migration may also place pressure on the performance of certain of our investments.
Per the terms of a CLO’s indenture, assets rated “CCC+” or lower or their equivalent in excess of applicable limits typically do not receive full par credit for purposes of calculation of the CLO’s overcollateralization tests. As a result, negative rating migration could cause a CLO to be out of compliance with its overcollateralization tests. This could cause a diversion of cash flows away from the CLO junior debt and equity tranches in favor of the more senior CLO debt tranches until the relevant overcollateralization test breaches are cured. This could have a negative impact on our NAV and cash flows.
Our investments in CLOs and other investment vehicles result in additional expenses to us.
We invest in CLO securities and may invest, to the extent permitted by law, in the securities and other instruments of other investment companies, including private funds, and, to the extent we so invest, will bear our ratable share of a CLO’s or any such investment vehicle’s expenses, including management and performance fees. In addition to the management and performance fees borne by our investments in CLOs, we also remain obligated to pay management fees to the Adviser with respect to the assets invested in the securities and other instruments of other investment vehicles, including CLOs. With respect to each of these investments, each holder of our common stock bears his or her share of the management fee of the Adviser as well as indirectly bearing the management and performance fees charged by the underlying advisor and other expenses of any investment vehicles in which we invest.
Our investments in CLO securities may be less transparent to us and our stockholders than direct investments in the collateral.
We invest primarily in junior debt tranches of CLOs and other related investments. Generally, there may be less information available to us regarding the collateral held by such CLOs than if we had invested directly in the debt of the underlying obligors. As a result, our stockholders do not know the details of the collateral of the CLOs in which we invest or receive the reports issued with respect to such CLO. In addition, none of the information contained in certain monthly reports nor any other financial information furnished to us as a noteholder in a CLO is audited and reported upon, nor is an opinion expressed, by an independent public accountant. Our CLO investments are also subject to the risk of leverage associated with the debt issued by such CLOs and the repayment priority of senior debt holders in such CLOs.
CLO investments involve complex documentation and accounting considerations.
CLOs and other structured finance securities in which we invest are often governed by a complex series of legal documents and contracts. As a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.
The accounting and tax implications of the CLO investments that we make are complicated. In particular, reported earnings from CLO equity securities are recorded under U.S. generally accepted accounting principles, or “GAAP,” based upon an effective yield calculation. Current taxable earnings on certain of these investments, however, will generally not be determinable until after the end of the fiscal year of each individual CLO that ends within our fiscal year, even though the investments are generating cash flow throughout the fiscal year. The tax treatment of certain of these investments may result in higher distributable earnings in the early years and a capital loss at maturity, while for reporting purposes the totality of cash flows are reflected in a constant yield to maturity.
We are dependent on the collateral managers of the CLOs in which we invest, and those CLOs are generally not registered under the 1940 Act.
We rely on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on our investments; however, we, as investors of the CLO, typically do not have any direct contractual relationship with the collateral managers of the CLOs in which we invest. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on our investments, as we may not be provided with information on a timely basis in order to take appropriate measures to manage our risks. We will also rely on CLO collateral managers to act in the best interests of a CLO it manages; however, such CLO collateral managers are subject to fiduciary duties owed to other classes of notes besides those in which we invest; therefore, there can be no assurance that the collateral managers will always act in the best interest of the class or classes of notes in which we are invested. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (e.g., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of our investments. Furthermore, since the underlying CLO issuer often provides an indemnity to its CLO collateral manager, we may not be incentivized to pursue actions against the collateral manager since any such action, if successful, may ultimately be borne by the underlying CLO issuer and payable from its assets, which could create losses to us as investors in the CLO. In addition, to the extent we invest in CLO equity, liabilities incurred by the CLO manger to third parties may be borne by us to the extent the CLO is required to indemnify its collateral manager for such liabilities.
In addition, the CLOs in which we invest are generally not registered as investment companies under the 1940 Act. As investors in these CLOs, we are not afforded the protections that stockholders in an investment company registered under the 1940 Act would have.
The collateral managers of the CLOs in which we invest may not continue to manage such CLOs.
Given that we invest in CLO securities issued by CLOs which are managed by unaffiliated collateral managers, we are dependent on the skill and expertise of such managers. We believe our Adviser’s ability to analyze and diligence potential CLO managers differentiates our approach to investing in CLO securities.
However, we cannot assure you that, for any CLO we invest in, the collateral manager in place when we invest in such CLO securities will continue to manage such CLO through the life of our investment. Collateral managers are subject to removal or replacement by other holders of CLO securities without our consent, and may also voluntarily resign as collateral manager or assign their role as collateral manager to another entity. There can be no assurance that any removal, replacement, resignation or assignment of any particular CLO manager’s role will not adversely affect the returns on the CLO securities in which we invest.
Our investments in CLO securities may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income.
Some of the CLOs in which we invest may constitute “passive foreign investment companies,” or “PFICs.” If we acquire interests treated as equity for U.S. federal income tax purposes in PFICs (including equity tranche investments and certain debt tranche investments in CLOs that are PFICs), we may be subject to federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by us to our stockholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require us to recognize our share of the PFIC’s income for each tax year regardless of whether we receive any distributions from such PFIC. We must nonetheless distribute such income to maintain our status as a RIC. Treasury Regulations generally treat our income inclusion with respect to a PFIC with respect to which we have made a qualified electing fund, or “QEF,” election, as qualifying income for purposes of determining our ability to be subject to tax as a RIC if (i) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to our business of investing in stock, securities, or currencies. As such, we may be restricted in our ability to make QEF elections with respect to our holdings in issuers that could be treated as PFICs in order to ensure our continued qualification as a RIC and/or maximize our after-tax return from these investments.
If we hold 10% or more of the interests treated as equity (by vote or value) for U.S. federal income tax purposes in a foreign corporation that is treated as a controlled foreign corporation, or “CFC” (including equity tranche investments and certain debt tranche investments in a CLO treated as a CFC), we may be treated as receiving a deemed distribution (taxable as ordinary income) each tax year from such foreign corporation in an amount equal to our pro rata share of the corporation’s income for the tax year (including both ordinary earnings and capital gains). If we are required to include such deemed distributions from a CFC in our income, we will be required to distribute such income to maintain our RIC status regardless of whether or not the CFC makes an actual distribution during such tax year. Treasury Regulations generally treat our income inclusion with respect to a CFC as qualifying income for purposes of determining our ability to be subject to tax as a RIC either if (i) there is a current distribution out of the earnings and profits of the CFC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to our business of investing in stock, securities, or currencies. As such, we may limit and/or manage our holdings in issuers that could be treated as CFCs in order to ensure our continued qualification as a RIC and/ or maximize our after-tax return from these investments.
If we are required to include amounts from CLO securities in income prior to receiving the cash distributions representing such income, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
If a CLO in which we invest is treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could affect our operating results and cash flows.
Each CLO in which we invest will generally operate pursuant to investment guidelines intended to ensure the CLO is not treated as engaged in a U.S. trade or business for U.S. federal income tax purposes. Each CLO will generally receive an opinion of counsel, subject to certain assumptions (including compliance with the investment guidelines) and limitations, that the CLO will not be engaged in a U.S. trade or business for U.S. federal income tax purposes. If a CLO fails to comply with the investment guidelines or the IRS otherwise successfully asserts that the CLO should be treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could reduce the amount available to distribute to junior debt and equity holders in such CLO, including the Company.
If a CLO in which we invest fails to comply with certain U.S. tax disclosure requirements, such CLO may be subject to withholding requirements that could materially and adversely affect our operating results and cash flows.
The U.S. Foreign Account Tax Compliance Act provisions of the Code, or “FATCA,” imposes a withholding tax of 30% on U.S. source periodic payments, including interest and dividends to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which we invest will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which we invest fails to properly comply with these reporting requirements, it could reduce the amount available to distribute to junior debt and equity holders in such CLO, which could materially and adversely affect the fair value of the CLO’s securities, our operating results and cash flows.
Increased competition in the market or a decrease in new CLO issuances may result in increased price volatility or a shortage of investment opportunities.
In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While we cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.
In addition, the volume of new CLO issuances and CLO refinancings varies over time as a result of a variety of factors including new regulations, changes in interest rates, and other market forces. As a result of increased competition and uncertainty regarding the volume of new CLO issuances and CLO refinancings, we can offer no assurances that we will deploy all of our capital in a timely manner or at all. Prospective investors should understand that we may compete with other investment vehicles, as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial wherewithal and research staffs, than may be available to us.
We will be subject to risks associated with any wholly-owned subsidiaries.
We may in the future invest indirectly through one or more wholly-owned subsidiaries. Such wholly-owned subsidiaries are not separately registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the jurisdiction of formation of any future wholly-owned subsidiary could result in the inability of such subsidiary to operate as anticipated.
We and our investments are subject to interest rate risk.
Since we borrow money under the BNP Credit Facility and have issued Series A Term Preferred Stock, and since we may incur additional leverage (including through issuing additional preferred stock and/or debt securities) to make investments, our net investment income depends, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds.
Because of inflationary pressure, the U.S. government has recently increased interest rates. Interest rates are currently expected to continue to rise rather than fall, in the future. In a rising interest rate environment, any additional leverage that we incur may bear a higher interest rate than our current leverage. There may not, however, be a corresponding increase in our investment income. Any reduction in the level of rate of return on new investments relative to the rate of return on our current investments, and any reduction in the rate of return on our current investments, could adversely impact our net investment income, reducing our ability to service the interest obligations on, and to repay the principal of, our indebtedness, as well as our capacity to pay distributions to our stockholders. See “— Benchmark Floor Risk.”
The fair value of certain of our investments may be significantly affected by changes in interest rates. Although senior secured loans are generally floating rate instruments, our investments in senior secured loans through investments in junior debt and equity tranches of CLOs are sensitive to interest rate levels and volatility. For example, because CLO debt securities are floating rate securities, a reduction in interest rates would generally result in a reduction in the coupon payment and cash flow we receive on our CLO debt investments. Further, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect our cash flow, fair value of our assets and operating results. In the event that our interest expense were to increase relative to income, or sufficient financing became unavailable, our return on investments and cash available for distribution to stockholders or to make other payments on our securities would be reduced. In addition, future investments in different types of instruments may carry a greater exposure to interest rate risk.
Benchmark Floor Risk.   Because CLOs generally issue debt on a floating rate basis, an increase in the relevant Benchmark will increase the financing costs of CLOs. Many of the senior secured loans held by these CLOs have Benchmark floors such that, when the relevant Benchmark is below the stated Benchmark floor, the stated Benchmark floor (rather than the Benchmark itself) is used to determine the interest payable under the loans. Therefore, if the relevant Benchmark increases but stays below the average Benchmark floor rate of the senior secured loans held by a CLO, there would not be a corresponding increase in the investment income of such CLOs. The combination of increased financing costs without a corresponding increase in investment income in such a scenario could result in the CLO not having adequate cash to make interest or other payments on the securities which we hold.
LIBOR Risk.   Certain CLO securities in which we invest continue to earn interest at (or, from the perspective of the Company as CLO equity investor, obtain financing at) a floating rate based on LIBOR. After the global financial crisis, regulators globally determined that existing interest rate benchmarks should be reformed based on concerns that LIBOR was susceptible to manipulation. In a speech on July 27, 2017, the then-Chief Executive of the Financial Conduct Authority of the UK (the “FCA”) announced the FCA’s intention to cease sustaining LIBOR. On March 5, 2021, the FCA announced that all LIBOR settings will either cease to be provided by any administrator, or no longer be representative immediately after December 31, 2021, for all GBP, EUR, CHF and JPY LIBOR settings and one-week and two-month US dollar LIBOR settings, and immediately after June 30, 2023 for the remaining US dollar LIBOR settings, including three-month US dollar LIBOR. In addition, based on supervisory guidance from regulators, many banks have ceased issuance of new LIBOR-based instruments as of January 1, 2022.
Replacement rates that have been identified include the Secured Overnight Financing Rate (SOFR, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities) and the Sterling Overnight Index Average Rate (SONIA, which is intended to replace GBP LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market), although other replacement rates could be adopted by market participants. On April 3, 2018, the New York Federal Reserve Bank began publishing its alternative rate, the Secured Overnight Financing Rate (“SOFR”). The Bank of England followed suit on April 23, 2018 by publishing its proposed alternative rate, the Sterling Overnight Index Average (“SONIA”). Each of SOFR and SONIA significantly differ from LIBOR, both in the actual rate and how it is calculated, and therefore it is unclear whether and when markets will adopt either of these rates as a widely accepted replacement for LIBOR. On July 29, 2021, the Alternative Reference Rates Committee (“ARRC”) announced that it recommended “Term SOFR,” a similar forward-looking term rate which will be based on SOFR, for business loans. CME Group currently publishes the Term SOFR Rate in one-month, three-month and six-month tenors. As of the date of this prospectus, it is unclear how the market will respond to ARRC’s formal recommendation. If no widely accepted conventions develop, it is uncertain what effect broadly divergent interest rate calculation methodologies in the markets will have on the price and liquidity of leverage loans or CLO securities and the ability for CLOs to effectively mitigate interest rate risks. Many CLOs, as well as underlying loans held by CLOs, which have moved to a SOFR-based rate (such as Term SOFR) have included a credit spread adjustment to account for the fact that USD LIBOR has historically tracked lower than Term
SOFR. However, the credit spread adjustment utilized for CLO liabilities may differ from the credit spread adjustments utilized for the underlying loans. To the extent CLO liabilities implement a credit spread adjustment that exceeds the average credit spread adjustment of the loans which they hold, this could negatively impact the returns on the CLO equity investments which we hold. In general, varying market approaches on what benchmark replacement to adopt, as well as what credit spread adjustment to utilize, may create significant uncertainty for CLO managers (and the CLO market generally) and negatively affect returns on CLO investments.
Potential Effects of Alternative Reference Rates.   For CLOs which issue debt based on Term SOFR, investors should be aware that such CLO debt may fluctuate from one interest accrual period to another in response to changes in Term SOFR. Term SOFR has a limited history of use as a benchmark rate and, as a risk-free rate, differs in material respects from LIBOR. Neither the historical performance of LIBOR nor Term SOFR should be taken as an indication of future performance of Term SOFR during the term of any CLO. Changes in the levels of Term SOFR will affect the amount of interest payable on the CLO debt securities, the distributions on the CLO equity and the trading price of the CLO securities, but it is impossible to predict whether such levels will rise or fall.
As LIBOR is currently being reformed, investors should be aware that: (a) any changes to LIBOR could affect the level of the published rate, including to cause it to be lower and/or more volatile than it would otherwise be; (b) if the applicable rate of interest on any CLO security is calculated with reference to a tenor which is discontinued, such rate of interest will then be determined by the provisions of the affected CLO security, which may include determination by the relevant calculation agent in its discretion; (c) the administrator of LIBOR will not have any involvement in the CLOs or loans and may take any actions in respect of LIBOR without regard to the effect of such actions on the CLOs or loans; and (d) any uncertainty in the value of LIBOR or, the development of a widespread market view that LIBOR has been manipulated or any uncertainty in the prominence of LIBOR as a benchmark interest rate due to the recent regulatory reform may adversely affect the liquidity of the securities in the secondary market and their market value. Any of the above or any other significant change to the setting of LIBOR could have a material adverse effect on the value of, and the amount payable under, (i) any underlying asset of the CLO which pay interest linked to a LIBOR rate and (ii) the CLO securities in which we invest.
Once LIBOR is eliminated as a benchmark rate, it is uncertain whether broad replacement conventions in the CLO markets will develop and, if conventions develop, what those conventions will be and whether they will create adverse consequences for the issuer or the holders of CLO securities. Currently, the CLOs we are invested in generally contemplate a scenario where LIBOR is no longer available by requiring the CLO administrator to calculate a replacement rate primarily through dealer polling on the applicable measurement date. However, there is uncertainty regarding the effectiveness of the dealer polling processes, including the willingness of banks to provide such quotations, which could adversely impact our net investment income. Some of the CLOs we are invested in have included, or have been amended to include, language permitting the CLO investment manager to implement a market replacement rate (like those proposed by the ARRC) upon the occurrence of certain material disruption events. However, we cannot ensure that all CLOs in which we are invested will have such provisions, nor can we ensure the CLO investment managers will undertake the suggested amendments when able, nor can we ensure that the credit spread adjustments utilized will be favorable to CLO equity investors.
If no replacement conventions develop, it is uncertain what effect broadly divergent interest rate calculation methodologies in the markets will have on the price and liquidity of CLO securities and the ability of the collateral manager to effectively mitigate interest rate risks. While the issuers and the trustee of a CLO may enter into a reference rate amendment or the collateral manager may designate a designated reference rate, in each case, subject to the conditions described in a CLO indenture, there can be no assurance that a change to any alternative benchmark rate (a) will be adopted, (b) will effectively mitigate interest rate risks or result in an equivalent methodology for determining the interest rates on the floating rate instrument, (c) will be adopted prior to any date on which the issuer suffers adverse consequences from the elimination or modification or potential elimination or modification of LIBOR or (d) will not have a material adverse effect on the holders of the CLO securities.
In addition, the effect of a phase out of LIBOR on U.S. senior secured loans, the underlying assets of the CLOs in which we invest, is currently unclear. As discussed above, to the extent that any replacement rate or credit spread adjustment utilized for senior secured loans differs from that utilized for a CLO that holds those loans, the CLO would experience an interest rate mismatch between its assets and liabilities, which could have an adverse impact on our net investment income and portfolio returns.
Base Rate Mismatch.   Many underlying corporate borrowers can elect to pay interest based on a 1-month, 3-month and/or other term base rates in respect of the loans held by CLOs in which we are invested, in each case plus an applicable spread, whereas CLOs generally pay interest to holders of the CLO’s debt tranches based today on 3-month term plus a spread. The 3-month term rate may fluctuate in excess of other potential term rates, which may result in many underlying corporate borrowers electing to pay interest based on a shorter, but in any event lower, base rate. This mismatch in the rate at which CLOs earn interest and the rate at which they pay interest on their debt tranches negatively impacts the cash flows on a CLO’s equity tranche, which may in turn adversely affect our cash flows and results of operations. Unless spreads are adjusted to account for such increases, these negative impacts may worsen as the amount by which the 3-month term rate exceeds such other chosen term base rate.
To the extent that any LIBOR replacement rate utilized for senior secured loans differs from that utilized for debt of a CLO that holds those loans (including instances where the replacement rate is utilized for such loans prior to it being utilized by the CLO), for the duration of such mismatch, the CLO would experience an interest rate mismatch between its assets and liabilities, which could have an adverse impact on the cash flows distributed to CLO equity investors as well as our net investment income and portfolio returns until such mismatch is corrected or minimized, which would be expected to occur when both the underlying senior secured loans and the CLO debt securities utilize the same LIBOR replacement rate. As of the date hereof, certain senior secured loans have transitioned to utilizing SOFR based interest rates and certain CLO debt securities have also transitioned to SOFR.
Interest Rate Environment.   The senior secured loans underlying the CLOs in which we invest typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs in which we invest. In addition, increasing interest rates may lead to higher prepayment rates, as corporate borrowers look to avoid escalating interest payments or refinance floating rate loans. See “— Risks Related to Our Investments — Our investments are subject to prepayment risk.” Further, a general rise in interest rates will increase the financing costs of the CLOs. However, since many of the senior secured loans within these CLOs have Benchmark floors, if the Benchmark is below the applicable Benchmark floor, there may not be corresponding increases in investment income which could result in the CLO not having adequate cash to make interest or other payments on the securities which we hold.
For detailed discussions of the risks associated with a rising interest rate environment, see “— Risks Related to Our Investments — We and our investments are subject to interest rate risk” and “— Risks Related to Our Investments — We and our investments are subject to risks associated with investing in high-yield and unrated, or “junk,” securities.”
Our investments are subject to credit risk.
If a CLO in which we invest, an underlying asset of any such CLO or any other type of credit investment in our portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status either or both our income and NAV may be adversely impacted. Non-payment would result in a reduction of our income, a reduction in the value of the applicable CLO security or other credit investment experiencing non-payment and, potentially, a decrease in our NAV. With respect to our investments in CLO securities and credit investments that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of non-payment of scheduled dividend, interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, we could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a CLO security or credit investment. To the extent that the credit rating assigned to a security in our portfolio is downgraded, the market price and liquidity of such security may be adversely affected. In addition, if a CLO in which we invest triggers an event of default as a result of failing to make payments when due or for other reasons, the CLO would be subject to the possibility of liquidation, which could result in full loss of value to the CLO junior debt and equity investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances. Heightened inflationary pressures could increase the risk of default by the Company’s underlying obligors.
Our investments are subject to prepayment risk.
Although the Adviser’s valuations and projections take into account certain expected levels of prepayments, the collateral of a CLO may be prepaid more quickly than expected. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond our control and consequently cannot be accurately predicted. Early prepayments give rise to increased reinvestment risk, as a CLO collateral manager might realize excess cash from prepayments earlier than expected. If a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce our net income and the fair value of that asset.
In addition, in most CLO transactions, CLO debt investors, such as us, are subject to prepayment risk in that the holders of a majority of the equity tranche can direct a call or refinancing of a CLO, which would cause such CLO’s outstanding CLO debt securities to be repaid at par. Such prepayments of CLO debt securities held by us also give rise to reinvestment risk if we are unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid.
We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.
We have incurred leverage through indebtedness for borrowed money and the issuance of the Series A Term Preferred Stock. We may incur additional leverage, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of Derivative Transactions, additional shares of preferred stock, debt securities and other structures and instruments, in significant amounts and on terms that the Adviser and our board of directors deem appropriate, subject to applicable limitations under the 1940 Act. Such leverage may be used for the acquisition and financing of our investments, to pay fees and expenses and for other purposes. Such leverage may be secured and/or unsecured. Any such leverage does not include leverage embedded or inherent in the CLO structures in which we invest or in derivative instruments in which we may invest. Accordingly, there is a layering of leverage in our overall structure.
The more leverage we employ, the more likely a substantial change will occur in our NAV. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent leverage is utilized. For instance, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could also negatively affect our ability to make distributions and other payments to our securityholders. Leverage is generally considered a speculative investment technique. Our ability to service any debt that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if our investments were not leveraged.
As a registered closed-end management investment company, we are required to meet certain asset coverage requirements, as defined under the 1940 Act, with respect to any senior securities. With respect to senior securities representing indebtedness (i.e., borrowings or deemed borrowings), other than temporary borrowings as defined under the 1940 Act, we are required under current law to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness. With respect to senior securities that are stocks (i.e., shares of our preferred stock, including the Series A Term Preferred Stock), we are required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock. If legislation were passed that modifies this section of the 1940 Act and increases the amount of senior securities that we may incur, we may increase our leverage to the extent then permitted by the 1940 Act and the risks associated with an investment in us may increase.
If our asset coverage declines below 300% (or 200%, as applicable), we would not be able to incur additional debt or issue additional preferred stock, and could be required by law to sell a portion of our investments to repay some debt or redeem shares of preferred stock when it is disadvantageous to do so, which could have a material adverse effect on our operations, and we may not be able to make certain distributions or pay dividends of an amount necessary to continue to be subject to tax as a RIC. The amount of leverage that we employ will depend on the Adviser’s and our board of directors’ assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us.
In addition, our BNP Credit Facility imposes and any debt facility into which we may enter would likely impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our ability to be subject to tax as a RIC under Subchapter M of the Code.
The following table is furnished in response to the requirements of the SEC and illustrates the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.
Assumed Return on Our Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding net Return to Common Stockholder(1)	-18.86	-11.05	-3.25	4.55	12.36

(1)
Assumes (i) $177.4 million in pro forma total assets as of March 31, 2023 (adjusted to reflect (a) the issuance in the Company’s “at-the-market” offering and committed equity financing program of 169,508 shares of our common stock from April 1, 2023 through May 31, 2023, yielding net proceeds to the Company of approximately $2.3 million; and (b) the hypothetical borrowings of the full $25,000,000 available under the BNP Credit Facility); (ii) $113.7 million in pro forma net assets as of March 31, 2023 (adjusted to reflect the issuances and borrowings described above); and (iii) an annualized average interest rate on the Company’s indebtedness and preferred equity of 5.9%.

Based on our assumed leverage described above, our investment portfolio would have been required to experience an annual return of at least 2.1% to cover annual dividend and interest payments on our outstanding preferred stock and assumed indebtedness.
Our investments may be highly subordinated and subject to leveraged securities risk.
Our portfolio includes junior debt and equity investments in CLOs, which involve a number of significant risks. CLOs are typically very highly levered (with CLO equity securities being leveraged ten times), and therefore the junior debt and equity tranches in which we are currently invested and in which we seek to invest will be subject to a higher degree of risk of total loss. In particular, investors in CLO securities indirectly bear risks of the collateral held by such CLOs. We generally have the right to receive payments only from the CLOs, and generally not have direct rights against the underlying borrowers or the entity that sponsored the CLO. While the CLOs we target generally enable an equity investor therein to acquire interests in a pool of senior secured loans without the expenses associated with directly holding the same investments, we generally pay a proportionate share of the CLOs’ administrative, management and other expenses if we make a CLO equity investment. In addition, we may have the option in certain CLOs to contribute additional amounts to the CLO issuer for purposes of acquiring additional assets or curing coverage tests, thereby increasing our overall exposure and capital at risk to such CLO. Although it is difficult to predict whether the prices of assets underlying CLOs will rise or fall, these prices (and, therefore, the prices of the CLOs’ securities) are influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. The interests we acquire in CLOs generally are thinly traded or have only a limited trading market. CLO securities are typically privately offered and sold, even in the secondary market. As a result, investments in CLO securities are illiquid.
We and our investments are subject to risks associated with investing in high-yield and unrated, or “junk,” securities.
We invest primarily in securities that are rated below investment grade or, in the case of CLO equity securities, are not rated by a nationally recognized statistical rating organization. The primary assets underlying our CLO security investments are senior secured loans, although these transactions may allow for limited exposure to other asset classes including unsecured loans, high yield bonds, emerging market loans or bonds and structured finance securities with underlying exposure to CBO and CDO tranches, residential mortgage-backed securities, commercial mortgage-backed securities, trust preferred securities and other types of securitizations. CLOs generally invest in lower-rated debt securities that are typically rated below Baa/BBB by Moody’s, S&P or Fitch. In addition, we may obtain direct exposure to such financial assets/instruments. Securities that are not rated or are rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are sometimes referred to as “high yield” or “junk.” High-yield debt securities have greater credit and liquidity risk than investment grade obligations. High-yield debt securities are generally unsecured and may be subordinated to certain other obligations of the issuer thereof. The lower rating of high-yield debt securities and below investment grade loans reflects a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the issuer thereof to make payments of principal or interest.
Risks of high-yield debt securities may include:
(1)
limited liquidity and secondary market support;

(2)
substantial marketplace volatility resulting from changes in prevailing interest rates;

(3)
subordination to the prior claims of banks and other senior lenders;

(4)
the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates that could cause the CLO issuer to reinvest premature redemption proceeds in lower-yielding debt obligations;

(5)
the possibility that earnings of the high-yield debt security issuer may be insufficient to meet its debt service;

(6)
the declining creditworthiness and potential for insolvency of the issuer of such high-yield debt securities during periods of rising interest rates and/or economic downturn; and

(7)
greater susceptibility to losses and real or perceived adverse economic and competitive industry conditions than higher grade securities.

An economic downturn or an increase in interest rates could severely disrupt the market for high-yield debt securities and adversely affect the value of outstanding high-yield debt securities and the ability of the issuers thereof to repay principal and interest.
Issuers of high-yield debt securities may be highly leveraged and may not have available to them more traditional methods of financing. The risk associated with acquiring (directly or indirectly) the securities of such issuers generally is greater than is the case with highly rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield debt securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, timely service of debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high-yield debt securities because such securities may be unsecured and may be subordinated to obligations owed to other creditors of the issuer of such securities. In addition, the CLO issuer may incur additional expenses to the extent it (or any investment manager) is required to seek recovery upon a default on a high yield bond (or any other debt obligation) or participate in the restructuring of such obligation.
A portion of the loans held by CLOs in which we invest may consist of second lien loans. Second lien loans are secured by liens on the collateral securing the loan that are subordinated to the liens of at least one other class of obligations of the related obligor, and thus, the ability of the CLO issuer to exercise remedies after a second lien loan becomes a defaulted obligation is subordinated to, and limited by, the rights of the senior creditors holding such other classes of obligations. In many circumstances, the CLO issuer may be prevented from foreclosing on the collateral securing a second lien loan until the related first lien loan is paid in full. Moreover, any amounts that might be realized as a result of collection efforts or in connection with a bankruptcy or insolvency proceeding involving a second lien loan must generally be turned over to the first lien secured lender until the first lien secured lender has realized the full value of its own claims. In addition, certain of the second lien loans contain provisions requiring the CLO issuer’s interest in the collateral to be released in certain circumstances. These lien and payment obligation subordination provisions may materially and adversely affect the ability of the CLO issuer to realize value from second lien loans and adversely affect the fair value of and income from our investment in the CLO’s securities.
We are subject to risks associated with loan assignments and participations.
We, or the CLOs in which we invest, may acquire interests in loans either directly (by way of assignment, or “Assignments”) or indirectly (by way of participation, or “Participations”). The purchaser by an Assignment of a loan obligation typically succeeds to all the rights and obligations of the selling institution and becomes a lender under the loan or credit agreement with respect to the debt obligation. In contrast, Participations acquired by us or the CLOs in which we invest in a portion of a debt obligation held by a selling institution, or the “Selling Institution,” typically result in a contractual relationship only with such Selling Institution, not with the obligor. We or the CLOs in which we invest would have the right to receive payments of principal, interest and any fees to which we (or the CLOs in which we invest) are entitled under the Participation only from the Selling Institution and only upon receipt by the Selling Institution of such payments from the obligor. In purchasing a Participation, we or the CLOs in which we invest generally will have no right to enforce compliance by the obligor with the terms of the loan or credit agreement or other instrument evidencing such debt obligation, nor any rights of setoff against the obligor, and we or the CLOs in which we invest may not directly benefit from the collateral supporting the debt obligation in which it has purchased the Participation. As a result, we or the CLOs in which we invest would assume the credit risk of both the obligor and the Selling Institution. In the event of the insolvency of the Selling Institution, we or the CLOs in which we invest will be treated as a general creditor of the Selling Institution in respect of the Participation and may not benefit from any setoff between the Selling Institution and the obligor.
The holder of a Participation in a debt obligation may not have the right to vote to waive enforcement of any default by an obligor. Selling Institutions commonly reserve the right to administer the debt obligations sold by them as they see fit and to amend the documentation evidencing such debt obligations in all respects. However, most participation agreements with respect to senior secured loans provide that the Selling Institution may not vote in favor of any amendment, modification or waiver that (1) forgives principal, interest or fees, (2) reduces principal, interest or fees that are payable, (3) postpones any payment of principal (whether a scheduled payment or a mandatory prepayment), interest or fees or (4) releases any material guarantee or security without the consent of the participant (at least to the extent the participant would be affected by any such amendment, modification or waiver).
A Selling Institution voting in connection with a potential waiver of a default by an obligor may have interests different from ours, and the Selling Institution might not consider our interests in connection with its vote. In addition, many participation agreements with respect to senior secured loans that provide voting rights to the participant further provide that, if the participant does not vote in favor of amendments, modifications or waivers, the Selling Institution may repurchase such Participation at par. An investment by us in a synthetic security related to a loan involves many of the same considerations relevant to Participations.
The lack of liquidity in our investments may adversely affect our business.
High-yield investments, including subordinated CLO securities and collateral held by CLOs in which we invest, generally have limited liquidity. As a result, prices of high-yield investments have at times experienced significant and rapid decline when a substantial number of holders (or a few holders of a significantly large “block” of the securities) decided to sell. In addition, we (or the CLOs in which we invest) may have difficulty disposing of certain high-yield investments because there may be a thin trading market for such securities. To the extent that a secondary trading market for non-investment grade high-yield investments does exist, it would not be as liquid as the secondary market for highly rated investments. Reduced secondary market liquidity would have an adverse impact on the fair value of the securities and on our direct or indirect ability to dispose of particular securities in response to a specific economic event such as deterioration in the creditworthiness of the issuer of such securities.
As secondary market trading volumes increase, new loans frequently contain standardized documentation to facilitate loan trading that may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because holders of such loans are offered confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not purchased or sold as easily as publicly traded securities are purchased or sold. Although a secondary market may exist, risks similar to those described above in connection with an investment in high-yield debt investments are also applicable to investments in lower rated loans.
The securities issued by CLOs generally offer less liquidity than other investment grade or high-yield corporate debt, and are subject to certain transfer restrictions that impose certain financial and other eligibility requirements on prospective transferees. Other investments that we may purchase in privately negotiated transactions may also be illiquid or subject to legal restrictions on their transfer. As a result of this illiquidity, our ability to sell certain investments quickly, or at all, in response to changes in economic and other conditions and to receive a fair price when selling such investments may be limited, which could prevent us from making sales to mitigate losses on such investments. In addition, CLOs are subject to the possibility of liquidation upon an event of default, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances.
We may be exposed to counterparty risk.
We may be exposed to counterparty risk, which could make it difficult for us or the CLOs in which we invest to collect on the obligations represented by investments and result in significant losses.
We may hold investments (including synthetic securities) that would expose us to the credit risk of our counterparties or the counterparties of the CLOs in which it invests. In the event of a bankruptcy or insolvency of such a counterparty, we or a CLO in which such an investment is held could suffer significant losses, including the loss of that part of our or the CLO’s portfolio financed through such a transaction, declines in the value of our investment, including declines that may occur during an applicable stay period, the inability to realize any gains on our investment during such period and fees and expenses incurred in enforcing our rights. If the CLO enters into or owns synthetic securities, the CLO may fall within the definition of “commodity pool” under CFTC rules, and the collateral manager of the CLO may be required to register as a commodity pool operator with the CFTC, which could increase costs for the CLO and reduce amounts available to pay to the residual tranche.
In addition, with respect to certain swaps and synthetic securities, neither a CLO nor we usually has a contractual relationship with the entities, referred to as “Reference Entities” whose payment obligations are the subject of the relevant swap agreement or security. Therefore, neither the CLOs nor we generally have a right to directly enforce compliance by the Reference Entity with the terms of this kind of underlying obligation, any rights of set-off against the Reference Entity or any voting rights with respect to the underlying obligation. Neither the CLOs nor we will directly benefit from the collateral supporting the underlying obligation and will not have the benefit of the remedies that would normally be available to a holder of such underlying obligation.
Furthermore, we may invest in unsecured notes which are linked to loans or other assets held by a bank or other financial institution on its balance sheet (so called “credit-linked notes”). Although the credit-linked notes are tied to the underlying performance of the assets held by the bank, such credit-linked notes are not secured by such assets and we have no direct or indirect ownership of the underlying assets. Thus, as a holder of such credit-linked notes, we would be subject to counterparty risk of the bank which issues the credit-linked notes (in addition to the risk associated with the assets themselves). To the extent the relevant bank experiences an insolvency event or goes into receivership, we may not receive payments on the credit-linked notes, or such payments may be delayed.
We are subject to risks associated with defaults on an underlying asset held by a CLO.
A default and any resulting loss as well as other losses on an underlying asset held by a CLO may reduce the fair value of our corresponding CLO investment. A wide range of factors could adversely affect the ability of the borrower of an underlying asset to make interest or other payments on that asset. To the extent that actual defaults and losses on the collateral of an investment exceed the level of defaults and losses factored into its purchase price, the value of the anticipated return from the investment will be reduced. The more deeply subordinated the tranche of securities in which we invest, the greater the risk of loss upon a default. For example, CLO equity is the most subordinated tranche within a CLO and is therefore subject to the greatest risk of loss resulting from defaults on the CLO’s collateral, whether due to bankruptcy or otherwise. Any defaults and losses in excess of expected default rates and loss model inputs will have a negative impact on the fair value of our investments, will reduce the cash flows that we receive from our investments, adversely affect the fair value of our assets and could adversely impact our ability to pay dividends. Furthermore, the holders of the junior debt and equity tranches typically have limited rights with respect to decisions made with respect to collateral following an event of default on a CLO. In some cases, the senior most class of notes can elect to liquidate the collateral even if the expected proceeds are not expected to be able to pay in full all classes of notes. We could experience a complete loss of our investment in such a scenario.
In addition, the collateral of CLOs may require substantial workout negotiations or restructuring in the event of a default or liquidation. Any such workout or restructuring is likely to lead to a substantial reduction in the interest rate of such asset and/or a substantial write-down or write-off of all or a portion the principal of such asset. Any such reduction in interest rates or principal will negatively affect the fair value of our portfolio.
We are subject to risks associated with LAFs.
We may invest capital in LAFs, which are short- to medium-term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in LAFs have risks similar to those applicable to investments in CLOs. There typically will be no assurance that the future CLO will be consummated or that the loans held in such a loan accumulation facility are eligible for purchase by the CLO. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Company may be responsible for either holding or disposing of the loans. This could expose the Company primarily to credit and/or mark-to-market losses, and other risks. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage.
Furthermore, we likely will have no consent rights in respect of the loans to be acquired in such a facility and in the event we do have any consent rights, they will be limited. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, we may be responsible for either holding or disposing of the loans. This could expose us primarily to credit and/or mark-to-market losses, and other risks. LAFs typically incur leverage from four to six times prior to a CLO’s closing and as such the potential risk of loss will be increased for such facilities that employ leverage.
Our synthetic strategy involves certain additional risks.
We may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions, or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with the applicable reference assets, we will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. Accordingly, we generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. We will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, we may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset. Consequently, we will be subject to the credit risk of the counterparty as well as that of the reference obligor. As a result, concentrations of synthetic securities in any one counterparty subject us to an additional degree of risk with respect to defaults by such counterparty as well as by the reference obligor.
We are subject to risks associated with the bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO in which we invest.
In the event of a bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO or other vehicle in which we invest, a court or other governmental entity may determine that our claims or those of the relevant CLO are not valid or not entitled to the treatment we expected when making our initial investment decision.
Various laws enacted for the protection of debtors may apply to the underlying assets in our investment portfolio. The information in this and the following paragraph represents a brief summary of certain points only, is not intended to be an extensive summary of the relevant issues and is applicable with respect to U.S. issuers and borrowers only. The following is not intended to be a summary of all relevant risks. Similar avoidance provisions to those described below are sometimes available with respect to non-U.S. issuers or borrowers, and there is no assurance that this will be the case which may result in a much greater risk of partial or total loss of value in that underlying asset.
If a court in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer or borrower of underlying assets, such as a trustee in bankruptcy, were to find that such issuer or borrower did not receive fair consideration or reasonably equivalent value for incurring the indebtedness constituting such underlying assets and, after giving effect to such indebtedness, the issuer or borrower (1) was insolvent; (2) was engaged in a business for which the remaining assets of such issuer or borrower constituted unreasonably small capital; or (3) intended to incur, or believed that it would incur, debts beyond our ability to pay such debts as they mature, such court could decide to invalidate, in whole or in part, the indebtedness constituting the underlying assets as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of the issuer or borrower or to recover amounts previously paid by the issuer or borrower in satisfaction of such indebtedness. In addition, in the event of the insolvency of an issuer or borrower of underlying assets, payments made on such underlying assets could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year under U.S. Federal bankruptcy law or even longer under state laws) before insolvency.
Our underlying assets may be subject to various laws for the protection of debtors in other jurisdictions, including the jurisdiction of incorporation of the issuer or borrower of such underlying assets and, if different, the jurisdiction from which it conducts business and in which it holds assets, any of which may adversely affect such issuer’s or borrower’s ability to make, or a creditor’s ability to enforce, payment in full, on a timely basis or at all. These insolvency considerations will differ depending on the jurisdiction in which an issuer or borrower or the related underlying assets are located and may differ depending on the legal status of the issuer or borrower.
We are subject to risks associated with any hedging or Derivative Transactions in which we participate.
We may in the future purchase and sell a variety of derivative instruments. To the extent we engage in Derivative Transactions, we expect to do so to hedge against interest rate, credit, currency and/or other risks or for other investment or risk management purposes. We may use Derivative Transactions for investment purposes to the extent consistent with our investment objectives if the Adviser deems it appropriate to do so. Derivative Transactions may be volatile and involve various risks different from, and in certain cases, greater than the risks presented by other instruments. The primary risks related to Derivative Transactions include counterparty, correlation, illiquidity, leverage, volatility, and OTC trading, operational and legal risks. A small investment in derivatives could have a large potential impact on our performance, effecting a form of investment leverage on our portfolio. In certain types of Derivative Transactions, we could lose the entire amount of our investment. In other types of Derivative Transactions, the potential loss is theoretically unlimited.
The following is a more detailed discussion of primary risk considerations related to the use of Derivative Transactions that investors should understand before investing in our securities.
Counterparty risk.   Counterparty risk is the risk that a counterparty in a Derivative Transaction will be unable to honor its financial obligation to us, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations. Certain participants in the derivatives market, including larger financial institutions, have experienced significant financial hardship and deteriorating credit conditions. If our counterparty to a Derivative Transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its obligations may increase substantially. If a counterparty becomes bankrupt, we may experience significant delays in obtaining recovery (if at all) under the derivative contract in bankruptcy or other reorganization proceeding; if our claim is unsecured, we will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. We may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivatives since generally a clearing organization becomes substituted for each counterparty to a cleared derivative and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to us.
Correlation risk.   When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent us from achieving the intended hedging effect or expose us to the risk of loss. The imperfect correlation between the value of a derivative and our underlying assets may result in losses on the Derivative Transaction that are greater than the gain in the value of the underlying assets in our portfolio. The Adviser may not hedge against a particular risk because it does not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge, or because it does not foresee the occurrence of the risk. These factors may have a significant negative effect on the fair value of our assets and the market value of our securities.
Liquidity risk.   Derivative Transactions, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets we would not be able to close out a position without incurring a loss. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which we may conduct transactions in derivative instruments may prevent prompt liquidation of positions, subjecting us to the potential of greater losses. As a result, we may need to liquidate other investments to meet margin and settlement payment obligations.
Leverage risk.   Trading in Derivative Transactions can result in significant leverage and risk of loss. Thus, the leverage offered by trading in derivative instruments will magnify the gains and losses we experience and could cause our NAV to be subject to wider fluctuations than would be the case if we did not use the leverage feature in derivative instruments.
Volatility risk.   The prices of many derivative instruments, including many options and swaps, are highly volatile. Price movements of options contracts and payments pursuant to swap agreements are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The value of options and swap agreements also depends upon the price of the securities or currencies underlying them.
OTC trading.   Derivative Transactions that may be purchased or sold may include instruments not traded on an organized market. The risk of non-performance by the counterparty to such Derivative Transaction may be greater and the ease with which we can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. In addition, significant disparities may exist between “bid” and “ask” prices for certain derivative instruments that are not traded on an exchange. Such instruments are often valued subjectively and may result in mispricings or improper valuations. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value, or both. In contrast, cleared derivative transactions benefit from daily mark-to-market pricing and settlement, and segregation and minimum capital requirements applicable to intermediaries. Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Transactions entered into directly between two counterparties generally do not benefit from such protections; however, certain uncleared derivative transactions are subject to minimum margin requirements which may require us and our counterparties to exchange collateral based on daily marked-to-market pricing. OTC trading generally exposes us to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing us to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where we have concentrated our transactions with a single or small group of counterparties.
We may be subject to risks associated with investments in other investment companies.
We may invest in securities of other investment companies, including closed-end funds, BDCs, mutual funds, and ETFs, and may otherwise invest indirectly in securities consistent with our investment objectives, subject to statutory limitations prescribed by the 1940 Act. These limitations include in certain circumstances a prohibition on us acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of our total assets in securities of any one investment company or more than 10% of our total assets in securities of all investment companies. Subject to applicable law and/or pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, we may invest in certain other investment companies (including ETFs and money market funds) and business development companies beyond these statutory limits or otherwise provided that certain conditions are met. We will indirectly bear our proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses that we regularly bear. We may only invest in other investment companies to the extent that the asset class exposure in such investment companies is consistent with the permissible asset class exposure for us had we invested directly in securities, and the portfolios of such investment companies are subject to similar risks as we are.
Investors will bear indirectly the fees and expenses of the CLO equity securities in which we invest.
Investors will bear indirectly the fees and expenses (including management fees and other operating expenses) of the CLO equity securities in which we invest. CLO collateral manager fees are charged on the total assets of a CLO but are assumed to be paid from the residual cash flows after interest payments to the CLO senior debt tranches. Therefore, these CLO collateral manager fees (which generally range from 0.35% to 0.50% of a CLO’s total assets) are effectively much higher when allocated only to the CLO equity tranche. The calculation does not include any other operating expense ratios of the CLOs, as these amounts are not routinely reported to shareholders on a basis consistent with this methodology; however, it is estimated that additional operating expenses of 0.30% to 0.70% could be incurred. In addition, CLO collateral managers may earn fees based on a percentage of the CLO’s equity cash flows after the CLO equity has earned a cash-on-cash return of its capital and achieved a specified “hurdle” rate.
We and our investments are subject to reinvestment risk.
As part of the ordinary management of its portfolio, a CLO will typically generate cash from asset repayments and sales and reinvest those proceeds in substitute assets, subject to compliance with its investment tests and certain other conditions. The earnings with respect to such substitute assets will depend on the quality of reinvestment opportunities available at the time. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or need to satisfy the CLO’s covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow that the CLO collateral manager is able to achieve. The investment tests may incentivize a CLO collateral manager to cause the CLO to buy riskier assets than it otherwise would, which could result in additional losses. These factors could reduce our return on investment and may have a negative effect on the fair value of our assets and the market value of our securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. In addition, in most CLO transactions, CLO debt investors are subject to the risk that the holders of a majority of the equity tranche, who can direct a call or refinancing of a CLO, causing such CLO’s outstanding CLO debt securities to be repaid at par earlier than expected. There can be no assurance that we will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.
We and our investments are subject to risks associated with non-U.S. investing.
While we invest primarily in CLOs that hold underlying U.S. assets, these CLOs may be organized outside the United States. We may also invest in CLOs that hold collateral that are non-U.S. assets, or otherwise invest in securities of non-U.S. issuers to the extent consistent with our investment strategies and objectives. Investing in foreign entities may expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, restrictions on the types or amounts of investment, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the U.S., higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations and greater price volatility. Further, we, and the CLOs in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions.
In addition, international trade tensions may arise from time to time which could result in trade tariffs, embargoes or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, supply chain disruptions, an oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies or industries, which could have a negative impact on the value of the CLO securities that we hold.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in periods when our assets are uninvested. Our inability to make intended investments due to settlement problems or the risk of intermediary counterparty failures could cause it to miss investment opportunities. The inability to dispose of an investment due to settlement problems could result either in losses to the funds due to subsequent declines in the value of such investment or, if we have entered into a contract to sell the security, could result in possible liability to the purchaser. Transaction costs of buying and selling foreign securities also are generally higher than those involved in domestic transactions. Furthermore, foreign financial markets have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.
The economies of individual non-U.S. countries may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, volatility of currency exchange rates, depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.
Russia Risk.   Russia’s military incursion into Ukraine, the response of the United States and other countries, and the potential for wider conflict, has increased volatility and uncertainty in the financial markets and may adversely affect the Company. Immediately following Russia’s invasion, the United States and other countries imposed wide-ranging economic sanctions on Russia, individual Russian citizens, and Russian banking entities and other businesses, including those in the energy sector. These unprecedented sanctions have been highly disruptive to the Russian economy and, given the interconnectedness of today’s global economy, could have broad and unforeseen macroeconomic implications. The ultimate nature, extent and duration of Russia’s military actions (including the potential for cyberattacks and espionage), and the response of state governments and businesses, cannot be predicted at this time. However, further escalation of the conflict could result in significant market disruptions, and negatively affect global supply chains, inflation and global growth. These and any related events could negatively impact the performance of the Company’s underlying obligors and/or the market value of the Company’s common shares or preferred stock.
Currency Risk.   Any of our investments that are denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar. Although we will consider hedging any non-U.S. dollar exposures back to U.S. dollars, an increase in the value of the U.S. dollar compared to other currencies in which we make investments would otherwise reduce the effect of increases and magnify the effect of decreases in the prices of our non-U.S. dollar denominated investments in their local markets. Fluctuations in currency exchange rates will similarly affect the U.S. dollar equivalent of any interest, dividends or other payments made that are denominated in a currency other than U.S. dollars.
Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.
As a registered closed-end management investment company, we are required to carry our investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by the Adviser. Decreases in the market values or fair values of our investments are recorded as unrealized depreciation. Any unrealized losses in our portfolio could be an indication of an issuer’s inability to meet its repayment obligations to us with respect to the affected investments. This could result in realized losses in the future and ultimately in reductions of our income available for distribution or to make payments on our other obligations in future periods.
If our distributions exceed our taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to our common stockholders. A return of capital distribution will generally not be taxable to our stockholders.
However, a return of capital distribution will reduce a stockholder’s cost basis in shares of our common stock on which the distribution was received, thereby potentially resulting in a higher reported capital gain or lower reported capital loss when those shares of our common stock are sold or otherwise disposed of.
A portion of our income and fees may not be qualifying income for purposes of the income source requirement.
Some of the income and fees that we may recognize will not satisfy the qualifying income requirement applicable to RICs. In order to ensure that such income and fees do not disqualify us as a RIC for a failure to satisfy such requirement, we may need to recognize such income and fees indirectly through one or more entities classified as corporations for U.S. federal income tax purposes. Such corporations will be subject to U.S. corporate income tax on their earnings, which ultimately will reduce our return on such income and fees.
Risks Relating to an Investment in Our Securities
Common stock of closed-end management investment companies frequently trades at discounts to their respective NAVs, and we cannot assure you that the market price of our common stock will not decline below our NAV per share.
Common stock of closed-end management investment companies frequently trades at discounts to their respective NAVs and our common stock may also be discounted in the market. This characteristic of closed-end management investment companies is separate and distinct from the risk that our NAV per share may decline. We cannot predict whether shares of our common stock will trade above, at or below our NAV per share. The risk of loss associated with this characteristic of closed-end management investment companies may be greater for investors expecting to sell common stock purchased in an offering soon after such offering. In addition, if our common stock trades below our NAV per share, we will generally not be able to sell additional common stock to the public at market price except (1) in connection with a rights offering to our existing stockholders, (2) with the consent of the majority of the holders of our common stock, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit. See “Description of Our Capital Stock — Repurchase of Shares and Other Discount Measures.”
Our common stock price may be volatile and may decrease substantially.
The trading price of our common stock may fluctuate substantially. The price of our common stock that will prevail in the market may be higher or lower than the price you paid to purchase shares of our common stock, depending on many factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include the following:
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price and volume fluctuations in the overall stock market from time to time;

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investor demand for shares of our common stock;

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significant volatility in the market price and trading volume of securities of registered closed-end management investment companies or other companies in our sector, which are not necessarily related to the operating performance of these companies;
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changes in regulatory policies or tax guidelines with respect to RICs or registered closed-end management investment companies;

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failure to qualify as a RIC, or the loss of RIC status;

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any shortfall in revenue or net income or any increase in losses from levels expected by investors or securities analysts;

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changes, or perceived changes, in the value of our portfolio investments;

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departures of any members of the Senior Investment Team;

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operating performance of companies comparable to us; or

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general economic conditions and trends and other external factors.

We and the Adviser could be the target of litigation.
We or the Adviser could become the target of securities class action litigation or other similar claims if our stock price fluctuates significantly or for other reasons. The outcome of any such proceedings could materially adversely affect our business, financial condition, and/or operating results and could continue without resolution for long periods of time. Any litigation or other similar claims could consume substantial amounts of our management’s time and attention, and that time and attention and the devotion of associated resources could, at times, be disproportionate to the amounts at stake. Litigation and other claims are subject to inherent uncertainties, and a material adverse impact on our financial statements could occur for the period in which the effect of an unfavorable final outcome in litigation or other similar claims becomes probable and reasonably estimable. In addition, we could incur expenses associated with defending ourselves against litigation and other similar claims, and these expenses could be material to our earnings in future periods.
Sales in the public market of substantial amounts of our common stock may have an adverse effect on the market price of our common stock.
Sales of substantial amounts of our common stock, including by selling stockholders, or the availability of such common stock for sale, whether or not actually sold, could adversely affect the prevailing market price of our common stock. If this occurs and continues, it could impair our ability to raise additional capital through the sale of equity securities should we desire to do so. For a discussion of the adverse effect that the concentration of beneficial ownership may have on the market price of our common stock, see “— Risks Related to Our Business and Structure — Significant stockholders may control the outcome of matters submitted to our stockholders or adversely impact the market price of our securities.”
Our stockholders will experience dilution in their ownership percentage if they do not participate in our dividend reinvestment plan.
All distributions declared in cash payable to stockholders that are participants in our dividend reinvestment plan are automatically reinvested in shares of our common stock. As a result, our stockholders that do not participate in our dividend reinvestment plan will experience dilution in their ownership percentage of our common stock over time.
Your interest in us may be diluted if you do not fully exercise your subscription rights in any rights offering.
In the event we issue subscription rights to purchase shares of our common stock to existing stockholders, stockholders who do not fully exercise their rights should expect that they will, at the completion of the offer, own a smaller proportional interest in us than would otherwise be the case if they fully exercised their rights. We cannot state precisely the amount of any such dilution in share ownership because we do not know at this time what proportion of the shares will be purchased as a result of the offer.
In addition, if the subscription price is less than our net asset value per share, then our stockholders would experience an immediate dilution of the aggregate net asset value of their shares as a result of the offer. The amount of any decrease in net asset value is not predictable because it is not known at this time what the subscription price and net asset value per share will be on the expiration date of the rights offering or what proportion of the shares will be purchased as a result of the offer. Such dilution could be substantial.
The impact of tax legislation on us, our stockholders and our investments is uncertain.
Changes in tax laws, regulations or administrative interpretations or any amendments thereto could adversely affect us, the entities in which we invest, or our stockholders. You are urged to consult with your tax advisor with respect to the impact of any such legislation or other regulatory or administrative developments and proposals and their potential effect on your investment in us.
Our preferred stock and/ the indebtedness incurred in connection with borrowings under our BNP Credit Facility may cause the NAV and market value of our common stock to be more volatile.
Any indebtedness incurred in connection with our BNP Credit Facility, Series A Term Preferred Stock, and any future issuances of additional series of preferred stock or debt securities or other indebtedness, may cause the NAV and market value of our common stock to become more volatile. If the dividend rate on the preferred stock or interest rate payable on our indebtedness were to approach the net rate of return on our investment portfolio, the benefit of leverage to the common stockholders would be reduced. If the dividend rate on the preferred stock or interest rate payable on our indebtedness were to exceed the net rate of return on our portfolio, the leverage would result in a lower rate of return to the common stockholders than if we had not issued preferred stock or incurred any indebtedness. Any decline in the NAV of our investments would be borne entirely by the common stockholders. Therefore, if the market value of our portfolio were to decline, the leverage would result in a greater decrease in NAV to the common stockholders than if we were not leveraged through the issuance of preferred stock and the borrowings under our BNP Credit Facility or the future issuance of any debt securities. This greater NAV decrease would also tend to cause a greater decline in the market price for common stock. We might be in danger of failing to maintain the required asset coverage of the preferred stock or indebtedness or, in an extreme case, our current investment income might not be sufficient to meet the dividend requirements on the preferred stock or interest payments on our indebtedness. In order to counteract such an event, we might need to liquidate investments in order to make payments under our BNP Credit Facility or other future indebtedness or in order to fund a redemption of some or all of the preferred stock. In addition, we would pay (and the common stockholders would bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred stock or our BNP Credit Facility, including higher advisory fees if our total return exceeds the dividend rate on the preferred stock or the interest rate payable on our indebtedness.
Market yields may increase, which would result in a decline in the price of our Preferred Stock.
The prices of fixed income investments, such as our Preferred Stock, vary inversely with changes in market yields. The market yields on securities comparable to our Preferred Stock may increase, which would result in a decline in the secondary market price of shares of our Preferred Stock prior to the redemption date of such Preferred Stock. Our future debt securities, if any, would be expected to be subject to similar risks.
Our Preferred Stock is subject to a risk of early redemption, and holders may not be able to reinvest their funds.
We may voluntarily redeem some or all of the outstanding shares of our Preferred Stock on or after the dates stated in the applicable governing documents. We also may be forced to redeem some or all of the outstanding shares of our Preferred Stock to meet regulatory requirements and the asset coverage requirements of such shares. Any such redemption may occur at a time that is unfavorable to holders of our Preferred Stock. We may have an incentive to redeem any of our outstanding Preferred Stock if market conditions allow us to issue other preferred stock or debt securities at a rate that is lower than the dividend rate on the outstanding Preferred Stock. If we redeem shares of Preferred Stock, the holders of such redeemed shares face the risk that the return on an investment purchased with proceeds from such redemption may be lower than the return previously obtained from the investment in the Preferred Stock.
An active trading market for the Preferred Stock may not exist, which could adversely affect the market price of our Preferred Stock or a holder’s ability to sell their shares.
Our outstanding Preferred Stock is currently listed on the NYSE and future preferred stock also may be listed on the NYSE. However, we cannot provide any assurances that an active trading market for the Preferred Stock will exist in the future or that you will be able to sell your shares of the Preferred Stock. Even if an active trading market does exist, shares of the Preferred Stock may trade at a discount from the liquidation preference for such shares depending on prevailing interest rates, the market for similar securities, our credit ratings, if any, general economic conditions, our financial condition, performance and prospects and other factors. To the extent an active trading market does not exist, the liquidity and trading price for shares of the Preferred Stock may be harmed. Accordingly, holders may be required to bear the financial risk of an investment in the Preferred Stock for an indefinite period of time.
Our Preferred Stock will be subordinate to the rights of holders of senior indebtedness.
While the holders of Preferred Stock will have equal liquidation and distribution rights to any other series of preferred stock that may be issued in the future, they will be subordinated to the rights of holders of our other senior indebtedness, including indebtedness under our BNP Credit Facility. Therefore, dividends, distributions and other payments to holders of the Preferred Stock in liquidation or otherwise may be subject to prior payments due to the holders of senior indebtedness. In addition, the 1940 Act may provide debt holders with voting rights that are superior to the voting rights of the Preferred Stock.
Holders of our Preferred Stock will bear dividend risk.
We may be unable to pay dividends on our Preferred Stock under some circumstances. The terms of any future indebtedness we may incur could preclude the payment of dividends in respect of equity securities, including our Preferred Stock, under certain conditions.
To the extent that our distributions represent a return of capital for U.S. federal income tax purposes, holders of our Preferred Stock may recognize an increased gain or a reduced loss upon subsequent sales (including cash redemptions) of their shares of Preferred Stock.
The dividends payable by us on our Preferred Stock may exceed our current and accumulated earnings and profits as determined for U.S. federal income tax purposes. If that were to occur, it would result in the amount of distributions that exceed our earnings and profits being treated first as a return of capital to the extent of a holder’s adjusted tax basis in the holder’s Preferred Stock and then, to the extent of any excess over the holder’s adjusted tax basis in the holder’s Preferred Stock, as capital gain. Any distribution that is treated as a return of capital will reduce the holder’s adjusted tax basis in the holder’s Preferred Stock, and subsequent sales (including cash redemptions) of such holder’s Preferred Stock will result in recognition of an increased taxable gain or reduced taxable loss due to the reduction in such adjusted tax basis. See “U.S. Federal Income Tax Matters — Taxation of Stockholders — Taxation of U.S. resident holders of our stock.”
There is a risk of delay in our redemption of our Preferred Stock, and we may fail to redeem such securities as required by their terms.
We generally make investments in CLO vehicles whose securities are not traded in any public market. Substantially all of the investments we presently hold and the investments we expect to acquire in the future are, and will be, subject to legal and other restrictions on resale and will otherwise be less liquid than publicly traded securities. The illiquidity of our investments may make it difficult for us to obtain cash equal to the value at which we record our investments quickly if a need arises. If we are unable to obtain sufficient liquidity prior to the mandatory redemption date, we may be forced to engage in a partial redemption or to delay a required redemption. If such a partial redemption or delay were to occur, the market price of shares of our Preferred Stock might be adversely affected.
Our future debt securities, if any, may be unsecured and therefore effectively subordinated to any secured indebtedness we may incur in the future.
Our future debt securities, if any, may not be secured by any of our assets or any of the assets of our subsidiaries. In such cases, our future debt securities, if any, would be subordinated to any secured indebtedness we or our subsidiaries may incur in the future (or any indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of our future debt securities to the extent such debt securities are unsecured.
Our future debt securities, if any, may be structurally subordinated to the indebtedness and other liabilities of our subsidiaries.
Our future debt securities, if any, may be obligations exclusively of Eagle Point Income Company Inc. and not of any of our subsidiaries. In such cases, none of our subsidiaries would act as a guarantor of our future debt securities, if any, and our future debt securities, if any, would not be required to be guaranteed by any subsidiaries we may acquire or create in the future. The assets of any such subsidiary would not be directly available to satisfy the claims of our creditors, including holders of our future debt securities, if any.
Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors (including holders of Preferred Stock or debt, if any) of our subsidiaries will have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of our future debt securities, if any) with respect to the assets of such subsidiaries. Even if we were recognized as a creditor of one or more of our subsidiaries, our claims would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, our future debt securities, if any, would be structurally subordinated to all indebtedness and other liabilities (including trade payables) of our subsidiaries and any subsidiaries that we may in the future acquire or establish as financing vehicles or otherwise.
An active trading market for our future debt securities, if any, may not exist, which could adversely affect the market price of our future debt securities, if any, or a holder’s ability to sell them.
Future debt securities, if any, may be listed on the NYSE. However, we cannot provide any assurances that an active trading market for our future debt securities, if any, will exist in the future or that you will be able to sell our future debt securities, if any. Even if an active trading market does exist, our future debt securities, if any, may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, if any, general economic conditions, our financial condition, performance and prospects and other factors. To the extent an active trading market does not exist, the liquidity and trading price for our future debt securities, if any, may be harmed. Accordingly, holders may be required to bear the financial risk of an investment in our future debt securities, if any, for an indefinite period of time.
Any optional redemption provision may materially adversely affect the return on our future debt securities, if any.
Our future debt securities, if any, may be redeemable in whole or in part at any time or from time to time at our sole option as set forth in the applicable indenture or otherwise. We may choose to redeem any of our future debt securities, if any, at times when prevailing interest rates are lower than the interest rate paid on the applicable future debt securities, if any. In this circumstance, holders may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as that of the future debt securities, if any, being redeemed.
If we default on our obligations to pay our other indebtedness, we may not be able to make payments on our future debt securities, if any.
Any default under any agreements that may govern our future debt securities, if any, our future indebtedness or under other indebtedness to which we may be a party that is not waived by the required lenders or holders, and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on our future debt securities, if any, and substantially decrease the market value of our future debt securities, if any. If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing any future indebtedness, we could be in default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders of the debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation. If our operating performance declines, we may in the future need to seek to obtain waivers from the required lenders or holders of any debt that we may incur in the future to avoid being in default. If we breach our covenants under our debt and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders of the debt. If this occurs, we would be in default and our lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations could proceed against the collateral securing the debt. Because any future debt will likely have customary cross-default provisions, if the indebtedness thereunder or under any future credit facility is accelerated, we may be unable to repay or finance the amounts due. See “Description of Our Debt Securities.”
FATCA withholding may apply to payments to certain foreign entities.
Payments made under our future debt securities, if any, to a foreign financial institution, or “FFI,” or non-financial foreign entity, or “NFFE” (including such an institution or entity acting as an intermediary), may be subject to a U.S. withholding tax of 30% under U.S. Foreign Account Tax Compliance Act provisions of the Code (commonly referred to as “FATCA”). This withholding tax may apply to certain payments of interest on our future debt securities, if any, unless the FFI or NFFE complies with certain information reporting, withholding, identification, certification and related requirements imposed by FATCA. Depending upon the status of a holder and the status of an intermediary through which any of our future debt securities, if any, may be held, the holder could be subject to this 30% withholding tax in respect of any interest paid on our future debt securities, if any, as well as any proceeds from the sale or other disposition of our future debt securities, if any. See “U.S. Federal Income Tax Matters — Taxation of Stockholders — FATCA Withholding on Payments to Certain Foreign Entities” in this prospectus for more information.
Risks Relating to Our Business and Structure
Our investment portfolio is recorded at fair value in accordance with the 1940 Act. As a result, there will be uncertainty as to the value of our portfolio investments.
Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by our board of directors, in accordance with Rule 2a-5 under the 1940 Act. Typically, there is no public market for the type of investments we target. As a result, the Adviser values these securities at least quarterly based on relevant information compiled by itself and third-party pricing services (when available) and with the oversight of our board of directors.
The determination of fair value and, consequently, the amount of unrealized gains and losses in our portfolio, are to a certain degree subjective and dependent on a valuation process approved and overseen by our board of directors. Certain factors that may be considered in determining the fair value of our investments include non-binding indicative bids and the number of trades (and the size and timing of each trade) in an investment. Valuation of certain investments is also based, in part, upon third party valuation models which take into account various market inputs. Investors should be aware that the models, information and/or underlying assumptions utilized by the Adviser or such models will not always correctly capture the fair value of an asset. Because such valuations, and particularly valuations of securities that are not publicly traded like those we hold, are inherently uncertain, they may fluctuate over short periods of time and may be based on estimates. The Adviser’s determinations of fair value may differ materially from the values that would have been used if an active public market for these securities existed. The Adviser’s determinations of the fair value of our investments have a material impact on our net earnings through the recording of unrealized appreciation or depreciation of investments and may cause our NAV on a given date to understate or overstate, possibly materially, the value that we may ultimately realize on one or more of our investments. See “Conflicts of Interest — Valuation.”
Our financial condition and results of operations depend on the Adviser’s ability to effectively manage and deploy capital.
Our ability to achieve our investment objectives depends on the Adviser’s ability to effectively manage and deploy capital, which depends, in turn, on the Adviser’s ability to identify, evaluate and monitor, and our ability to acquire, investments that meet our investment criteria.
Accomplishing our investment objectives on a cost-effective basis is largely a function of the Adviser’s handling of the investment process, its ability to provide competent, attentive and efficient services and our access to investments offering acceptable terms, either in the primary or secondary markets. Even if we are able to grow and build upon our investment operations, any failure to manage our growth effectively could have a material adverse effect on our business, financial condition, results of operations and prospects. The results of our operations will depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets and economic conditions. Furthermore, if we cannot successfully operate our business or implement our investment policies and strategies as described in this prospectus, it could adversely impact our ability to pay dividends or make distributions. In addition, because the trading methods employed by the Adviser on our behalf are proprietary, stockholders will not be able to determine details of such methods or whether they are being followed.
We are reliant on the Adviser continuing to serve as our investment adviser.
The Adviser manages our investments. Consequently, our success depends, in large part, upon the services of the Adviser and the skill and expertise of the Adviser’s professional personnel, in particular, Thomas P. Majewski. Incapacity of Mr. Majewski could have a material and adverse effect on our performance. There can be no assurance that the professional personnel of the Adviser will continue to serve in their current positions or continue to be employed by the Adviser. We can offer no assurance that their services will be available for any length of time or that the Adviser will continue indefinitely as our investment adviser.
Under the Personnel and Resources Agreement, Eagle Point Credit Management makes available the personnel and resources, including portfolio managers and investment personnel, to the Adviser as the Adviser may determine to be reasonably necessary to the conduct of its operations. The Adviser depends upon access to the investment professionals and other resources of Eagle Point Credit Management and its affiliates to fulfill its obligations to us under the Investment Advisory Agreement. We are not a party to the Personnel and Resources Agreement and cannot assure you that Eagle Point Credit Management will fulfill its obligations under the agreement. If Eagle Point Credit Management fails to perform, we cannot assure that Eagle Point Income Management will enforce the Personnel and Resources Agreement, that such agreement will not be terminated by either party or that we will continue to have access to the investment professionals of Eagle Point Credit Management and its affiliates or their information.
The Adviser and the Administrator each has the right to resign on 90 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.
The Adviser has the right, under the Investment Advisory Agreement, and the Administrator has the right under the Administration Agreement, to resign at any time upon 90 days’ written notice, whether we have found a replacement or not. If the Adviser or the Administrator resigns, we may not be able to find a new investment adviser or hire internal management, or find a new administrator, as the case may be, with similar expertise and ability to provide the same or equivalent services on acceptable terms within 90 days, or at all. If we are unable to do so quickly, our operations are likely to experience a disruption, our financial condition, business and results of operations, as well as our ability to make distributions to our stockholders and other payments to securityholders, are likely to be adversely affected and the market price of our securities may decline. In addition, the coordination of our internal management and investment activities is likely to suffer if we are unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by the Adviser and the Administrator and their affiliates. Even if we are able to retain comparable management and administration, whether internal or external, the integration of such management and their lack of familiarity with our investment objectives and operations would likely result in additional costs and time delays that may adversely affect our financial condition, business and results of operations.
Our success will depend on the ability of the Adviser and certain of its affiliates to attract and retain qualified personnel in a competitive environment.
Our growth will require that the Adviser and certain of its affiliates attract and retain new investment and administrative personnel in a competitive market. The Adviser’s and such affiliates’ ability to attract and retain personnel with the requisite credentials, experience and skills will depend on several factors including its ability to offer competitive compensation, benefits and professional growth opportunities. Many of the entities, including investment funds (such as private equity funds, mezzanine funds and business development companies) and traditional financial services companies, with which the Adviser will compete for experienced personnel have greater resources than the Adviser has.
There are significant actual and potential conflicts of interest which could impact our investment returns.
Our executive officers and directors, and the Adviser and certain of its affiliates and their officers and employees, including the Senior Investment Team, have several conflicts of interest as a result of the other activities in which they engage. For example, the members of the Adviser’s investment team are and may in the future become affiliated with entities engaged in business activities similar to ours, including ECC and EPIIF, and may have conflicts of interest in allocating their time. Moreover, each member of the Senior Investment Team is engaged in other business activities which divert their time and attention. The professional staff of the Adviser will devote as much time to us as such professionals deem appropriate to perform their duties in accordance with the Investment Advisory Agreement. However, such persons may be committed to providing investment advisory and other services for other clients, and engage in other business ventures in which we have no interest. As a result of these separate business activities, the Adviser has conflicts of interest in allocating management time, services and functions among us, other advisory clients and other business ventures.
Our management fee structure may create incentives for the Adviser that are not fully aligned with the interests of our stockholders.
In the course of our investing activities, we pay a management fee to the Adviser and reimburse the Adviser for certain expenses it incurs. As a result, investors in our securities receive distributions on a “net” basis after expenses, potentially resulting in a lower rate of return than an investor might achieve through direct investments.
Since the management fee is based on our Managed Assets, which includes assets purchased using leverage, the Adviser benefits when we incur debt or use leverage. The use of leverage increases the risk of investing in us.
The Adviser’s liability is limited under the Investment Advisory Agreement, and we have agreed to indemnify the Adviser against certain liabilities, which may lead the Adviser to act in a riskier manner on our behalf than it would when acting for its own account.
Under the Investment Advisory Agreement, the Adviser does not assume any responsibility to us other than to render the services called for under the agreement, and it is not responsible for any action of our board of directors in following or declining to follow the Adviser’s advice or recommendations. The Adviser maintains a contractual and fiduciary relationship with us. Under the terms of the Investment Advisory Agreement, the Adviser, its officers, managers, members, agents, employees and other affiliates are not liable to us for acts or omissions performed in accordance with and pursuant to the Investment Advisory Agreement, except those resulting from acts constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. In addition, we have agreed to indemnify the Adviser and each of its officers, managers, members, agents, employees and other affiliates from and against all damages, liabilities, costs and expenses (including reasonable legal fees and other amounts reasonably paid in settlement) incurred by such persons arising out of or based on performance by the Adviser of its obligations under the Investment Advisory Agreement, except where attributable to willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. These protections may lead the Adviser to act in a riskier manner when acting on our behalf than it would when acting for its own account.
The Adviser may not be able to achieve the same or similar returns as those achieved by other portfolios managed by the Senior Investment Team.
Although the Senior Investment Team manages other investment portfolios, including accounts using investment objectives, investment strategies and investment policies similar to ours, we cannot assure you that we will be able to achieve the results realized by any other vehicles managed by the Senior Investment Team.
We may experience fluctuations in our NAV and quarterly operating results.
We could experience fluctuations in our NAV from month to month and in our quarterly operating results due to a number of factors, including the timing of distributions to our stockholders, fluctuations in the value of the CLO securities that we hold, our ability or inability to make investments that meet our investment criteria, the interest and other income earned on our investments, the level of our expenses (including the interest or dividend rate payable on the debt securities or preferred stock we issue), variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. As a result of these factors, our NAV and results for any period should not be relied upon as being indicative of our NAV and results in future periods.
Our board of directors may change our operating policies and strategies without stockholder approval, the effects of which may be adverse.
Our board of directors has the authority to modify or waive our current operating policies, investment criteria and strategies, other than those that we have deemed to be fundamental, without prior stockholder approval. We cannot predict the effect any changes to our current operating policies, investment criteria and strategies would have on our business, NAV, operating results and value of our securities. However, the effects of any such changes could adversely impact our ability to pay dividends and cause you to lose all or part of your investment.
Our management’s estimates of certain metrics relating to our financial performance for a period are subject to revision based on our actual results for such period.
Our management makes and publishes unaudited estimates of certain metrics indicative of our financial performance, including the NAV per share of our common stock and the range of NAV per share of our common stock on a monthly basis, and the range of the net investment income and realized gain/loss per share of our common stock on a quarterly basis. While any such estimate will be made in good faith based on our most recently available records as of the date of the estimate, such estimates are subject to financial closing procedures, the Adviser’s final determination of the fair value of our applicable investments as of the end of the applicable quarter and other developments arising between the time such estimate is made and the time that we finalize our quarterly financial results and may differ materially from the results reported in the audited financial statements and/or the unaudited financial statements included in filings we make with the SEC. As a result, investors are cautioned not to place undue reliance on any management estimates presented in this prospectus or any related amendment to this prospectus or related prospectus supplement and should view such information in the context of our full quarterly or annual results when such results are available.
We will be subject to corporate-level income tax if we are unable to maintain our RIC status for U.S. federal income tax purposes.
We can offer no assurance that we will be able to maintain RIC status. To obtain and maintain RIC tax treatment under the Code, we must meet certain annual distribution, income source and asset diversification requirements.
The annual distribution requirement for a RIC will be satisfied if we distribute dividends to our stockholders each tax year of an amount generally at least equal to 90% of the sum of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because we use debt financing, we are subject to certain asset coverage requirements under the 1940 Act and may be subject to financial covenants that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirement. If we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
The income source requirement will be satisfied if we obtain at least 90% of our income for each tax year from dividends, interest, gains from the sale of our securities or similar sources.
The asset diversification requirement will be satisfied if we meet certain asset composition requirements at the end of each quarter of our tax year. Failure to meet those requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments are expected to be in CLO securities for which there will likely be no active public market, any such dispositions could be made at disadvantageous prices and could result in substantial losses.
If we fail to qualify for RIC tax treatment for any reason and remain or become subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.
We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
For federal income tax purposes, we will include in income certain amounts that we have not yet received in cash, such as original issue discount or market discount, which may arise if we acquire a debt security at a significant discount to par, or payment-in-kind interest, which represents contractual interest added to the principal amount of a debt security and due at the maturity of the debt security. We also may be required to include in income certain other amounts that we have not yet, and may not ever, receive in cash. Our investments in payment-in-kind interest may represent a higher credit risk than loans for which interest must be paid in full in cash on a regular basis. For example, even if the accounting conditions for income accrual are met, the issuer of the security could still default when our actual collection is scheduled to occur upon maturity of the obligation.
Since, in certain cases, we may recognize income before or without receiving cash representing such income, we may have difficulty meeting the annual distribution requirement necessary to maintain RIC tax treatment under the Code. Accordingly, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
Our cash distributions to stockholders may change and a portion of our distributions to stockholders may be a return of capital.
The amount of our cash distributions may increase or decrease at the discretion of our board of directors, based upon its assessment of the amount of cash available to us for this purpose and other factors. Unless we are able to generate sufficient cash through the successful implementation of our investment strategy, we may not be able to sustain a given level of distributions and may need to reduce the level of our cash distributions in the future. Further, to the extent that the portion of the cash generated from our investments that is recorded as interest income for financial reporting purposes is less than the amount of our distributions, all or a portion of one or more of our future distributions, if declared, may comprise a return of capital. Accordingly, stockholders should not assume that the sole source of any of our distributions is net investment income. Any reduction in the amount of our distributions would reduce the amount of cash received by our stockholders and could have a material adverse effect on the market price of our shares. See “— Risks Related to Our Investments — Our investments are subject to prepayment risk” and “— Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.”
Our stockholders may receive shares of our common stock as distributions, which could result in adverse tax consequences to them.
In order to satisfy certain annual distribution requirements to maintain RIC tax treatment under Subchapter M of the Code, we may declare a large portion of a distribution in shares of our common stock instead of in cash even if a stockholder has opted out of participation in the dividend reinvestment plan. Historically, we have not declared any portion of our distributions in shares of our common stock. As long as at least 20% of such distribution is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a stockholder generally would be subject to tax on 100% of the fair market value of the distribution on the date the distribution is received by the stockholder in the same manner as a cash distribution, even though most of the distribution was paid in shares of our common stock.
Because we expect to distribute substantially all of our ordinary income and net realized capital gains to our stockholders, we may need additional capital to finance the acquisition of new investments and such capital may not be available on favorable terms, or at all.
In order to maintain our RIC status, we are required to distribute at least 90% of the sum of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. As a result, these earnings will not be available to fund new investments, and we will need additional capital to fund growth in our investment portfolio. If we fail to obtain additional capital, we could be forced to curtail or cease new investment activities, which could adversely affect our business, operations and results. Even if available, if we are not able to obtain such capital on favorable terms, it could adversely affect our net investment income.
A disruption or downturn in the capital markets and the credit markets could impair our ability to raise capital and negatively affect our business.
We may be materially affected by market, economic and political conditions globally and in the jurisdictions and sectors in which we invest or operate, including conditions affecting interest rates and the availability of credit. Unexpected volatility, illiquidity, governmental action, currency devaluation or other events in the global markets in which we directly or indirectly hold positions could impair our ability to carry out our business and could cause us to incur substantial losses. These factors are outside our control and could adversely affect the liquidity and value of our investments, and may reduce our ability to make attractive new investments.
In particular, economic and financial market conditions significantly deteriorated for a significant part of the past decade as compared to prior periods. Global financial markets experienced considerable declines in the valuations of debt and equity securities, an acute contraction in the availability of credit and the failure of a number of leading financial institutions. As a result, certain government bodies and central banks worldwide, including the U.S. Treasury Department and the U.S. Federal Reserve, undertook unprecedented intervention programs, the effects of which remain uncertain. Although certain financial markets have improved, to the extent economic conditions experienced during the past decade recur, they may adversely impact our investments. Signs of deteriorating sovereign debt conditions in Europe and elsewhere and uncertainty regarding the U.S. economy more generally could lead to further disruption in the global markets. Trends and historical events do not imply, forecast or predict future events, and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances may vary significantly.
We may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries with which we interact in the conduct of our business.
We also may be subject to risk arising from a broad sell off or other shift in the credit markets, which may adversely impact our income and NAV. In addition, if the value of our assets declines substantially, we may fail to maintain the minimum asset coverage imposed upon us by the 1940 Act. Any such failure would affect our ability to issue additional preferred stock, debt securities and other senior securities, including borrowings, and may affect our ability to pay distributions on our capital stock, which could materially impair our business operations. Our liquidity could be impaired further by an inability to access the capital markets or to obtain additional debt financing. For example, we cannot be certain that we would be able to obtain debt financing on commercially reasonable terms, if at all. In previous market cycles, many lenders and institutional investors have previously reduced or ceased lending to borrowers. In the event of such type of market turmoil and tightening of credit, increased market volatility and widespread reduction of business activity could occur, thereby limiting our investment opportunities.
Moreover, we are unable to predict when economic and market conditions may be favorable in future periods. Even if market conditions are broadly favorable over the long term, adverse conditions in particular sectors of the financial markets could adversely impact our business.
If we are unable to refinance and/or obtain additional debt capital, our business could be materially adversely affected.
We have obtained debt financing in order to obtain funds to make additional investments and grow our portfolio of investments. Such debt capital may take the form of a term credit facility with a fixed maturity date or other fixed term instruments, and we may be unable to extend, refinance or replace such debt financings prior to their maturity. If we are unable to refinance and/or obtain additional debt capital on commercially reasonable terms, our liquidity will be lower than it would have been with the benefit of such financings, which would limit our ability to grow our business. Any such limitations on our ability to grow and take advantage of leverage may decrease our earnings, if any, and distributions to stockholders, which in turn may lower the trading price of our securities. In addition, in such event, we may need to liquidate certain of our investments, which may be difficult to sell if required, meaning that we may realize significantly less than the value at which we have recorded our investments. Furthermore, to the extent we are not able to raise capital and are at or near our targeted leverage ratios, we may receive smaller allocations, if any, on new investment opportunities under the Adviser’s allocation policy.
Debt capital that is available to us in the future, if any, including upon the refinancing of then-existing debt prior to its maturity, may be at a higher cost and on less favorable terms and conditions than costs and other terms and conditions at which we can currently obtain debt capital. In addition, if we are unable to repay amounts outstanding under any such debt financings and are declared in default or are unable to renew or refinance these debt financings, we may not be able to make new investments or operate our business in the normal course. These situations may arise due to circumstances that we may be unable to control, such as lack of access to the credit markets, a severe decline in the value of the U.S. dollar, an economic downturn or an operational problem that affects third parties or us, and could materially damage our business.
Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. The raising of debt capital may expose us to risks, including the typical risks associated with leverage.
Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities (including debt securities, preferred stock and/or borrowings from banks or other financial institutions); provided we meet certain asset coverage requirements (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred stock under current law). If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness (including by redeeming a portion of any series of preferred stock or notes that may be outstanding) at a time when such sales or redemptions may be disadvantageous. Also, any amounts that we use to service or repay our indebtedness would not be available for distributions to our stockholders.
We are not generally able to issue and sell shares of our common stock at a price below the then current NAV per share (exclusive of any distributing commission or discount). We may, however, sell shares of our common stock at a price below the then current NAV per share (1) in connection with a rights offering to our existing stockholders, (2) with the consent of the majority of our common stockholders, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit.
Provisions of the General Corporation Law of the State of Delaware and our certificate of incorporation and bylaws could deter takeover attempts and have an adverse effect on the price of our securities.
The General Corporation Law of the State of Delaware, or the “DGCL,” contains provisions that may discourage, delay or make more difficult a change in control of us or the removal of our directors. Our certificate of incorporation and bylaws contain provisions that limit liability and provide for indemnification of our directors and officers. These provisions and others also may have the effect of deterring hostile takeovers or delaying changes in control or management. We are subject to Section 203 of the DGCL, the application of which is subject to any applicable requirements of the 1940 Act. This section generally prohibits us from engaging in mergers and other business combinations with stockholders that beneficially own 15% or more of our voting stock, or with their affiliates, unless our directors or stockholders approve the business combination in the prescribed manner. If our board of directors does not approve a business combination, Section 203 of the DGCL may discourage third parties from trying to acquire control of us and increase the difficulty of consummating such an offer.
We have also adopted measures that may make it difficult for a third party to obtain control of us, including provisions of our certificate of incorporation classifying our board of directors in three classes serving staggered three-year terms, and provisions of our certificate of incorporation authorizing our board of directors to classify or reclassify shares of our preferred stock in one or more classes or series, to cause the issuance of additional shares of our capital stock, and to amend our certificate of incorporation, without stockholder approval, in certain instances. These provisions, as well as other provisions of our certificate of incorporation and bylaws, may delay, defer or prevent a transaction or a change in control that might otherwise be in the best interests of our securityholders.
Significant stockholders may control the outcome of matters submitted to our stockholders or adversely impact the market price or liquidity of our securities.
To the extent any stockholder, such as Cavello Bay Reinsurance Limited, or “Cavello Bay,” and Enstar’s other affiliates, individually or acting together with other stockholders, controls a significant number of our voting securities (as defined in the 1940 Act) or any class of voting securities, they may have the ability to control the outcome of matters submitted to our stockholders for approval, including the election of directors and any merger, consolidation or sale of all or substantially all of our assets, and may cause actions to be taken that you may not agree with or that are not in your interests or those of other securityholders.
This concentration of beneficial ownership also might harm the market price of our securities by:
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delaying, deferring or preventing a change in corporate control;

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impeding a merger, consolidation, takeover or other business combination involving us; or

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discouraging a potential acquirer from making a tender offer or otherwise attempting to obtain control of us.

To the extent that any stockholder that holds a significant number of our securities is subject to temporary restrictions on resale of such securities, including certain lock-up restrictions, such restrictions could adversely affect the liquidity of trading in our securities, which may harm the market price of our securities.
We are subject to the risk of legislative and regulatory changes impacting our business or the markets in which we invest.
Legal and regulatory changes.   Legal and regulatory changes could occur and may adversely affect us and our ability to pursue our investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the Commodity Futures Trading Commission, or the “CFTC,” the SEC, the U.S. Federal Reserve, other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect us. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. We also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this prospectus and may result in our investment focus shifting from the areas of expertise of the Senior Investment Team to other types of investments in which the investment team may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on our results of operations and the value of your investment.
Derivative Investments.   The derivative investments in which we may invest are subject to comprehensive statutes, regulations and margin requirements. In particular, certain provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act, or the “Dodd-Frank Act,” requires certain standardized derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for us. The Dodd-Frank Act also established minimum margin requirements on certain uncleared derivatives which may result in us and our counterparties posting higher margin amounts for uncleared derivatives. In addition, we have claimed an exclusion from the definition of the term “commodity pool operator” pursuant to CFTC No-Action Letter 12-38 issued by the staff of the CFTC Division of Swap Dealer and Intermediary Oversight. For us to continue to qualify for this exclusion, (i) the aggregate initial margin and premiums required to establish our positions in derivative instruments subject to the jurisdiction of the U.S. Commodity Exchange Act, as amended, or the “CEA,” and (other than positions entered into for hedging purposes) may not exceed five percent of our liquidation value, (ii) the net notional value of our aggregate investments in CEA-regulated derivative instruments (other than positions entered into for hedging purposes) may not exceed 100% of our liquidation value, or (iii) we must meet an alternative test appropriate for a “fund of funds” as set forth in CFTC No-Action Letter 12-38. In the event we fail to qualify for the exclusion and the Adviser is required to register as a “commodity pool operator” in connection with serving as our investment adviser and becomes subject to additional disclosure, recordkeeping and reporting requirements, our expenses may increase. The Adviser has claimed an exclusion from the definition of the term “ commodity pool operator” under the CEA pursuant to CFTC Regulation 4.5 under the CEA promulgated by the CFTC with respect to us, and we currently operate in a manner that would permit the Adviser to continue to claim such exclusion.
Under SEC Rule 18f-4, related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies, we are permitted to enter into derivatives and other transactions that create future payment or delivery obligations, including short sales, notwithstanding the senior security provisions of the 1940 Act if we comply with certain value-at-risk leverage limits and derivatives risk management program and board oversight and reporting requirements or comply with a “limited derivatives users” exception. We have elected to rely on the limited derivatives users exception. We may change this election and comply with the other provisions of Rule 18f-4 related to derivatives transactions at any time and without notice. To satisfy the limited derivatives users exception, we have adopted and implemented written policies and procedures reasonably designed to manage our derivatives risk and limit our derivatives exposure in accordance with Rule 18f-4. Rule 18f-4 also permits us to enter into reverse repurchase agreements or similar financing transactions notwithstanding the senior security provisions of the 1940 Act if we aggregate the amount of indebtedness associated with our reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating our asset coverage ratios as discussed above or treat all such transactions as derivatives transactions for all purposes under Rule 18f-4. In addition, we are permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that (i) we intend to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). We may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as we treat any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, we are permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if we reasonably believe, at the time we enter into such agreement, that we will have sufficient cash and cash equivalents to meet our obligations with respect to all such agreements as they come due. We cannot predict the effects of these requirements. The Adviser intends to monitor developments and seek to manage our assets in a manner consistent with achieving our investment objective, but there can be no assurance that it will be successful in doing so.
Loan Securitizations.   Section 619 of the Dodd-Frank Act, commonly referred to as the “Volcker Rule,” generally prohibits, subject to certain exemptions, covered banking entities from engaging in proprietary trading or sponsoring, or acquiring or retaining an ownership interest in, a hedge fund or private equity fund, or “covered funds,” (which have been broadly defined in a way which could include many CLOs). Given the limitations on banking entities investing in CLOs that are covered funds, the Volcker Rule may adversely affect the market value or liquidity of any or all of the investments held by us. Although the Volcker Rule and the implementing rules exempt “loan securitizations” from the definition of covered fund, not all CLOs will qualify for this exemption.
In June 2020, the five federal agencies responsible for implementing the Volcker Rule adopted amendments to the Volcker Rule’s implementing regulations, including changes relevant to the treatment of securitizations (the “Volcker Changes”). Among other things, the Volcker Changes ease certain aspects of the “loan securitization” exclusion, and create additional exclusions from the “covered fund” definition, and narrow the definition of “ownership interest” to exclude certain “senior debt interests.” Also, under the Volcker Changes, a debt interest would no longer be considered an “ownership interest” solely because the holder has the right to remove or replace the manager following a cause-related default. The Volcker Changes were effective October 1, 2020. It is currently unclear how, or if, the Volcker Changes will affect the CLO securities in which the Company invests.
U.S. Risk Retention.   In October 2014, six federal agencies (the Federal Deposit Insurance Corporation, or the “FDIC,” the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development and the Federal Housing Finance Agency) adopted joint final rules implementing certain credit risk retention requirements contemplated in Section 941 of the Dodd-Frank Act, or the “Final U.S. Risk Retention Rules.” These rules were published in the Federal Register on December 24, 2014. With respect to the regulation of CLOs, the Final U.S. Risk Retention Rules require that the “sponsor” or a “majority owned affiliate” thereof (in each case as defined in the rules), will retain an “eligible vertical interest” or an “eligible horizontal interest” (in each case as defined therein) or any combination thereof in the CLO in the manner required by the Final U.S. Risk Retention Rules.
The Final U.S. Risk Retention Rules became fully effective on December 24, 2016, or the “Final U.S. Risk Retention Effective Date,” and to the extent applicable to CLOs, the Final U.S. Risk Retention Rules contain provisions that may adversely affect the return of our investments. On February 9, 2018, a three judge panel of the United States Court of Appeals for the District of Columbia Circuit, or the “DC Circuit Court,” rendered a decision in The Loan Syndications and Trading Association v. Securities and Exchange Commission and Board of Governors of the Federal Reserve System, No. 1:16-cv-0065, in which the DC Circuit Court held that open market CLO collateral managers are not “securitizers” subject to the requirements of the Final U.S. Risk Retention Rules, or the “DC Circuit Ruling.” Thus, collateral managers of open market CLOs are no longer required to comply with the Final U.S. Risk Retention Rules at this time. As such, it is possible that some collateral managers of open market CLOs will decide to dispose of the notes (or cause their majority owned affiliates to dispose of the notes) constituting the “eligible vertical interest” or “eligible horizontal interest” they were previously required to retain, or decide to take other action with respect to such notes that is not otherwise prohibited by the Final U.S. Risk Retention Rules. To the extent either the underlying collateral manager or its majority-owned affiliate divests itself of such notes, this will reduce the degree to which the relevant collateral manager’s incentives are aligned with those of the noteholders of the CLO (which may include us as a CLO noteholder), and could influence the way in which the relevant collateral manager manages the CLO assets and/or makes other decisions under the transaction documents related to the CLO in a manner that is adverse to us.
There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the Final U.S. Risk Retention Rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs. The ultimate impact of the Final U.S. Risk Retention Rules on the loan securitization market and the leveraged loan market generally remains uncertain, and any negative impact on secondary market liquidity for securities comprising a CLO may be experienced due to the effects of the Final U.S. Risk Retention Rules on market expectations or uncertainty, the relative appeal of other investments not impacted by the Final U.S. Risk Retention Rules and other factors.
EU/UK Risk Retention.   The securitization industry in both European Union (“EU”) and the United Kingdom (“UK”) has also undergone a number of significant changes in the past few years. Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardized securitization (as amended by Regulation (EU) 2021/557 and as further amended from time to time, the “EU Securitization Regulation”) applies to certain specified EU investors, and Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardised securitization in the form in effect on 31 December 2020 (which forms part of UK domestic law by virtue of the European Union (Withdrawal) Act 2018 (as amended, the “EUWA”)) (as amended by the Securitization (Amendment) (EU Exit) Regulations 2019 and as further amended from time to time, the “UK Securitization Regulation” and, together with the EU Securitization Regulation, the “Securitization Regulations”) applies to certain specified UK investors, in each case, who are investing in a “securitisation” (as such term is defined under each Securitization Regulation).
The due diligence requirements of Article 5 of the EU Securitization Regulation (the “EU Due Diligence Requirements”) apply to each investor that is an “institutional investor” (as such term is defined in the EU Securitization Regulation), being an investor which is one of the following: (a) an insurance undertaking as defined in Directive 2009/138/EC of the European Parliament and of the Council of 25 November 2009 on the taking-up and pursuit of the business of Insurance and Reinsurance (Solvency II) (recast) (“Solvency II”); (b) a reinsurance undertaking as defined in Solvency II; (c) subject to certain conditions and exceptions, an institution for occupational retirement provision falling within the scope of Directive (EU) 2016/2341 of the European Parliament and of the Council of 14 December 2016 on the activities and supervision of institutions for occupational retirement provision (IORPs) (the “IORP Directive”), or an investment manager or an authorised entity appointed by an institution for occupational retirement provision pursuant to the IORP Directive; (d) an alternative investment fund manager (“AIFM”) as defined in Directive 2011/61/EU of the European Parliament and of the Council of 8 June 2011 on Alternative Investment Fund Managers that manages and/or markets alternative investment funds in the EU; (e) an undertaking for the collective investment in transferable securities (“UCITS”) management company, as defined in Directive 2009/65/EC of the European Parliament and of the Council of 13 July 2009 on the coordination of laws, regulations and administrative provisions relating to undertakings for collective investment in transferable securities (UCITS) (the “UCITS Directive”); (f) an internally managed UCITS, which is an investment company authorised in accordance with the UCITS Directive and which has not designated a management company authorised under the UCITS Directive for its management; or (g) a credit institution as defined in Regulation (EU) No 575/2013 of the European Parliament and of the Council of 26 June 2013 on prudential requirements for credit institutions and investment firms (the “CRR”) for the purposes of the CRR, or an investment firm as defined in the CRR, in each case, such investor an “EU Institutional Investor.”
The due diligence requirements of Article 5 of the UK Securitization Regulation (the “UK Due Diligence Requirements” and, together with the EU Due Diligence Requirements, the “Due Diligence Requirements”) apply to each investor that is an “institutional investor” (as such term is defined in the UK Securitization Regulation), being an investor which is one of the following: (a) an insurance undertaking as defined in the Financial Services and Markets Act 2000 (as amended, the “FSMA”); (b) a reinsurance undertaking as defined in the FSMA; (c) an occupational pension scheme as defined in the Pension Schemes Act 1993 that has its main administration in the UK, or a fund manager of such a scheme appointed under the Pensions Act 1995 that, in respect of activity undertaken pursuant to that appointment, is authorised under the FSMA; (d) an AIFM (as defined in the Alternative Investment Fund Managers Regulations 2013 (the “AIFM Regulations”)) which markets or manages AIFs (as defined in the AIFM Regulations) in the UK; (e) a management company as defined in the FSMA; (f) a UCITS as defined by the FSMA, which is an authorised open ended investment company as defined in the FSMA; (g) a FCA investment firm as defined by the CRR as it forms part of UK domestic law by virtue of EUWA (the “UK CRR”); or (h) a CRR investment firm as defined in the UK CRR, in each case, such investor a “UK Institutional Investor” and, such investors together with EU Institutional Investors, “Institutional Investors.”
Among other things, the applicable Due Diligence Requirements require that prior to holding a “securitisation position” (as defined in each Securitization Regulation) an Institutional Investor (other than the originator, sponsor or original lender) has verified that:
(1)
the originator, sponsor or original lender will retain on an ongoing basis a material net economic interest which, in any event, shall be not less than five per cent. in the securitization, determined in accordance with Article 6 of the applicable Securitization Regulation, and has disclosed the risk retention to such Institutional Investor;

(2)
(in the case of each EU Institutional Investor only) the originator, sponsor or securitization special purpose entity (“SSPE”) has, where applicable, made available the information required by Article 7 of the EU Securitization Regulation in accordance with the frequency and modalities provided for thereunder;

(3)
(in the case of each UK Institutional Investor only) the originator, sponsor or SSPE:

(i)
if established in the UK has, where applicable, made available the information required by Article 7 of the UK Securitization Regulation (the “UK Transparency Requirements”) in accordance with the frequency and modalities provided for thereunder; or
(ii)
if established in a country other than the UK, where applicable, made available information which is substantially the same as that which it would have made available under the UK Transparency Requirements if it had been established in the UK, and has done so with such frequency and modalities as are substantially the same as those with which it would have made information available under the UK Transparency Requirements if it had been established in the UK; and

(4)
in the case of each Institutional Investor, where the originator or original lender either (i) is not a credit institution or an investment firm (each as defined in the applicable Securitization Regulation) or (ii) is established in a third country (being (x) in respect of the EU Securitization Regulation, a country other than an EU member state, or (y) in respect of the UK Securitization Regulation, a country other than the UK), the originator or original lender grants all the credits giving rise to the underlying exposures on the basis of sound and well-defined criteria and clearly established processes for approving, amending, renewing and financing those credits and has effective systems in place to apply those criteria and processes in order to ensure that credit-granting is based on a thorough assessment of the obligor’s creditworthiness.

The Due Diligence Requirements further require that prior to holding a securitisation position, an Institutional Investor, other than the originator, sponsor or original lender, carry out a due diligence assessment which enables it to assess the risks involved, including but not limited to (a) the risk characteristics of the individual securitisation position and the underlying exposures; and (b) all the structural features of the securitization that can materially impact the performance of the securitisation position, including the contractual priorities of payment and priority of payment-related triggers, credit enhancements, liquidity enhancements, market value triggers, and transaction-specific definitions of default.
In addition, pursuant to the applicable Due Diligence Requirements, while holding a securitization position, an Institutional Investor, other than the originator, sponsor or original lender, is subject to various ongoing monitoring obligations, including but not limited to: (a) establishing appropriate written procedures to monitor compliance with the Due Diligence Requirements and the performance of the securitisation position and of the underlying exposures; (b) performing stress tests on the cash flows and collateral values supporting the underlying exposures or, in the absence of sufficient data on cash flows and collateral values, stress tests on loss assumptions, having regard to the nature, scale and complexity of the risk of the securitisation position; (c) ensuring internal reporting to its management body so that the management body is aware of the material risks arising from the securitisation position and so that those risks are adequately managed; and (d) being able to demonstrate to its competent authorities, upon request, that it has a comprehensive and thorough understanding of the securitisation position and underlying exposures and that it has implemented written policies and procedures for the risk management of the securitisation position and for maintaining records of (i) the verifications and due diligence in accordance with the applicable Due Diligence Requirements and (ii) any other relevant information.
Any Institutional Investor that fails to comply with the applicable Due Diligence Requirements in respect of a securitization position which it holds may become subject to a range of regulatory sanctions including, in the case of a credit institution, investment firm, insurer or reinsurer, a punitive regulatory capital charge with respect to such securitization position, or, in certain other cases, a requirement to take corrective action.
CLOs issued in Europe are generally structured in compliance with the Securitization Regulations so that prospective investors subject to the Securitization Regulations can invest in compliance with such requirements. To the extent a CLO is structured in compliance with the Securitization Regulations, our ability to invest in the residual tranches of such CLOs could be limited, or we could be required to hold our investment for the life of the CLO. If a CLO has not been structured to comply with the Securitization Regulations, it will limit the ability of Institutional Investors to purchase CLO securities, which may adversely affect the price and liquidity of the securities (including the residual tranche) in the secondary market. Additionally, the Securitization Regulations and any regulatory uncertainty in relation thereto may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of our investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance of their collateral obligations, either of which developments could increase defaulted obligations above historic levels.
Japanese Risk Retention.   The Japanese Financial Services Agency (the “JFSA”) published a risk retention rule as part of the regulatory capital regulation of certain categories of Japanese investors seeking to invest in securitization transactions (the “JRR Rule”). The JRR Rule mandates an “indirect” compliance requirement, meaning that certain categories of Japanese investors will be required to apply higher risk weighting to securitization exposures they hold unless the relevant originator commits to hold a retention interest equal to at least 5% of the exposure of the total underlying assets in the transaction (the “Japanese Retention Requirement”) or such investors determine that the underlying assets were not “inappropriately originated.” The Japanese investors to which the JRR Rule applies include banks, bank holding companies, credit unions (shinyo kinko), credit cooperatives (shinyo kumiai), labor credit unions (rodo kinko), agricultural credit cooperatives (nogyo kyodo kumiai), ultimate parent companies of large securities companies and certain other financial institutions regulated in Japan (such investors, “Japanese Affected Investors”). Such Japanese Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the Japanese Retention Requirement.
The JRR Rule became effective on March 31, 2019. At this time, there are a number of unresolved questions and no established line of authority, precedent or market practice that provides definitive guidance with respect to the JRR Rule, and no assurances can be made as to the content, impact or interpretation of the JRR Rule. In particular, the basis for the determination of whether an asset is “inappropriately originated” remains unclear and, therefore, unless the JFSA provides further specific clarification, it is possible that CLO securities we have purchased may contain assets deemed to be “inappropriately originated” and, as a result, may not be exempt from the Japanese Retention Requirement. The JRR Rule or other similar requirements may deter Japanese Affected Investors from purchasing CLO securities, which may limit the liquidity of CLO securities and, in turn, adversely affect the price of such CLO securities in the secondary market. Whether and to what extent the JFSA may provide further clarification or interpretation as to the JRR Rule is unknown.
Private Funds Rule.   On February 9, 2022, the SEC proposed certain rules and amendments under the Investment Advisers Act of 1940, as amended, to enhance the regulations applicable to private fund advisers (the “Proposed Private Fund Rules”) that, if adopted in their current form, would affect investment advisers such as the CLO collateral managers, by, among other things, (i) requiring such managers to comply with additional reporting and compliance obligations, (ii) prohibiting certain types of preferential treatment, including, among other things, the provision of information regarding portfolio holdings of the private fund, and (iii) prohibiting or imposing requirements on certain business practices, including prohibiting certain types of indemnification (which could include indemnification provided for in the CLO’s management agreement) and requiring fairness opinions for adviser-led secondary transactions. Because most CLOs in which we invest rely on Section 3(c)(7) of the 1940 Act, each such CLO will be considered a “ private fund” within the meaning of the Proposed Private Fund Rules. The costs in complying with certain of the reporting and compliance obligations under the Proposed Private Fund Rules could be substantial, and it is unclear if the costs of preparing such reports would be borne by the CLO or the CLO’s collateral manager. If the CLOs in which we invest are responsible for such expenses, it could affect the return on our investments in CLO securities. In addition, if any CLO collateral manager were prohibited from discussing the underlying portfolio of CLO assets with investors, entirely or absent highly specific disclosure, it could result in a reduction or elimination of any CLO collateral manager’s ability to provide information to us relating to such CLO’s assets other than the reporting required by the CLO’s transaction documents. In addition, the Proposed Private Fund Rules could adversely affect a CLO’s ability to consummate a refinancing or other optional redemption. As a result, adoption of the Proposed Private Fund Rules could have a material and adverse effect on the market value and/or liquidity of the CLO securities in which we invest.
The SEC staff could modify its position on certain non-traditional investments, including investments in CLO securities.
The staff of the SEC from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities could adversely impact our ability to implement our investment strategy and/or our ability to raise capital through public offerings, or could cause us to take certain actions that may result in an adverse impact on our stockholders, our financial condition and/or our results of operations. We are unable at this time to assess the likelihood or timing of any such regulatory development.
General Risk Factors
Terrorist actions, natural disasters, outbreaks or pandemics may disrupt the market and impact our operations.
Terrorist acts, acts of war, natural disasters, outbreaks or pandemics may disrupt our operations, as well as the operations of the businesses in which we invest. Such acts have created, and continue to create, economic and political uncertainties and have contributed to global economic instability. For example, many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, SARS and COVID-19. Since December 2019, the spread of COVID-19 has caused social unrest and commercial disruption on a global scale.
Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. The COVID-19 pandemic has magnified these risks and has had, and may continue to have, a material adverse impact on local economies in the affected jurisdictions and also on the global economy, as cross border commercial activity and market sentiment have been impacted by the outbreak and government and other measures seeking to contain its spread. The effects of the COVID-19 pandemic contributed to increased volatility in global financial markets and likely will affect countries, regions, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or serious environmental or public health concern could have, a significant negative impact on economic and market conditions, could exacerbate pre-existing political, social and economic risks in certain countries or regions and could trigger a prolonged period of global economic slowdown, which may impact us and our underlying investments. Following the onset of the pandemic, certain CLOs we held experienced increased defaults by underlying borrowers. Obligor defaults and rating agency downgrades caused, and may in the future cause, payments that would have otherwise been made to the CLO equity or CLO debt securities that the Company holds to instead be diverted to buy additional loans within a given CLO or paid to senior CLO debt holders as an early amortization payment. In addition, defaults and downgrades of underlying obligors caused, and may in the future cause, a decline in the value of CLO securities generally. If CLO cash flows or income decrease as a result of the pandemic, the portion of our distribution comprised of a return of capital could increase or distributions could be reduced.
We are subject to risks related to cybersecurity and other disruptions to information systems.
We are highly dependent on the communications and information systems of the Adviser, the Administrator and their affiliates as well as certain other third-party service providers. We, and our service providers, are susceptible to operational and information security risks. While we, the Adviser and the Administrator have procedures in place with respect to information security, technologies may become the target of cyber-attacks or information security breaches that could result in the unauthorized gathering, monitoring, release, misuse, loss or destruction of our and/or our stockholders’ confidential and other information, or otherwise disrupt our operations or those of our service providers. Disruptions or failures in the physical infrastructure or operating systems and cyber-attacks or security breaches of the networks, systems or devices that we and our service providers use to service our operations, or disruption or failures in the movement of information between service providers could disrupt and impact the service providers’ and our operations, potentially resulting in financial losses, the inability of our stockholders to transact business and of us to process transactions, inability to calculate our NAV, misstated or unreliable financial data, violations of applicable privacy and other laws, regulatory fines, penalties, litigation costs, increased insurance premiums, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Our service providers’ policies and procedures with respect to information security have been established to seek to identify and mitigate the types of risk to which we and our service providers are subject. As with any risk management system, there are inherent limitations to these policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified. There can be no assurance that we or our service providers will not suffer losses relating to information security breaches (including cyber-attacks) or other disruptions to information systems in the future.

Effects of Leverage [Text Block]
The following table is furnished in response to the requirements of the SEC and illustrates the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.
Assumed Return on Our Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding net Return to Common Stockholder(1)	-18.86	-11.05	-3.25	4.55	12.36

(1)
Assumes (i) $177.4 million in pro forma total assets as of March 31, 2023 (adjusted to reflect (a) the issuance in the Company’s “at-the-market” offering and committed equity financing program of 169,508 shares of our common stock from April 1, 2023 through May 31, 2023, yielding net proceeds to the Company of approximately $2.3 million; and (b) the hypothetical borrowings of the full $25,000,000 available under the BNP Credit Facility); (ii) $113.7 million in pro forma net assets as of March 31, 2023 (adjusted to reflect the issuances and borrowings described above); and (iii) an annualized average interest rate on the Company’s indebtedness and preferred equity of 5.9%.

Based on our assumed leverage described above, our investment portfolio would have been required to experience an annual return of at least 2.1% to cover annual dividend and interest payments on our outstanding preferred stock and assumed indebtedness.

Annual Interest Rate [Percent]		2.10%
Effects of Leverage [Table Text Block]
The following table is furnished in response to the requirements of the SEC and illustrates the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.
Assumed Return on Our Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding net Return to Common Stockholder(1)	-18.86	-11.05	-3.25	4.55	12.36

(1)
Assumes (i) $177.4 million in pro forma total assets as of March 31, 2023 (adjusted to reflect (a) the issuance in the Company’s “at-the-market” offering and committed equity financing program of 169,508 shares of our common stock from April 1, 2023 through May 31, 2023, yielding net proceeds to the Company of approximately $2.3 million; and (b) the hypothetical borrowings of the full $25,000,000 available under the BNP Credit Facility); (ii) $113.7 million in pro forma net assets as of March 31, 2023 (adjusted to reflect the issuances and borrowings described above); and (iii) an annualized average interest rate on the Company’s indebtedness and preferred equity of 5.9%.

Based on our assumed leverage described above, our investment portfolio would have been required to experience an annual return of at least 2.1% to cover annual dividend and interest payments on our outstanding preferred stock and assumed indebtedness.

Return at Minus Ten [Percent]	[1]	(18.86%)
Return at Minus Five [Percent]	[1]	(11.05%)
Return at Zero [Percent]	[1]	(3.25%)
Return at Plus Five [Percent]	[1]	4.55%
Return at Plus Ten [Percent]	[1]	12.36%
Effects of Leverage, Purpose [Text Block]		The following table is furnished in response to the requirements of the SEC and illustrates the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.
Share Price [Table Text Block]
Our common stock began trading on July 24, 2019 and is currently traded on the NYSE under the symbol “EIC.” The following table lists the high and low closing sale price for our common stock, the high and low closing sale price as a percentage of NAV and distributions declared per share each quarter since January 1, 2020.
Period	NAV(1)	Closing Sales Price		Premium (Discount) of High Sales Price to NAV(2)	Premium (Discount) of Low Sales Price to NAV(2)	Distributions Declared(3)
		High	Low
Fiscal year ending December 31, 2021(4)
First Quarter	$16.90	$15.48	$14.60	(8.4)%	(13.6)%	$0.26
Second Quarter	$17.38	$16.20	$15.29	(6.8)%	(12.0)%	$0.27
Third Quarter	$17.69	$17.65	$16.11	(0.2)%	(8.9)%	$0.36
Fourth Quarter	$16.76	$19.36	$16.79	15.5%	0.2%	$0.56
Fiscal year ending December 31, 2022(5)
First Quarter	$16.52	$17.38	$15.85	5.2%	(4.1)%	$0.38
Second Quarter	$13.66	$17.91	$14.75	31.1%	8.0%	$0.38
Third Quarter	$13.05	$17.29	$13.60	32.5%	4.2%	$0.42
Fourth Quarter	$12.91	$16.11	$13.57	24.8%	5.1%	$0.48
Period	NAV(1)	Closing Sales Price		Premium (Discount) of High Sales Price to NAV(2)	Premium (Discount) of Low Sales Price to NAV(2)	Distributions Declared(3)
		High	Low
Fiscal year ending December 31, 2023
First Quarter	$13.20	$15.48	$13.85	17.3%	4.9%	$0.48

(1)
NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)
Calculated as of the respective high or low closing sales price divided by the quarter end NAV.

(3)
Represents the cash distributions (including dividends, dividends reinvested and returns of capital, if any) per share that we have declared on our common stock in the specified quarter. Tax characteristics of distributions will vary.

(4)
For the fiscal year ending December 31, 2021, as reported on the Company’s 2021 Form 1099-DIV, distributions made by the Company were comprised of net investment income, as calculated on a per share basis, of 100% (or $1.33 per share of common stock).

(5)
For the fiscal year ending December 31, 2022, as reported on the Company’s 2022 Form 1099-DIV, distributions made by the Company were comprised of net investment income, as calculated on a per share basis, of 100% (or $1.53 per share of common stock).

Lowest Price or Bid			$ 13.85	$ 13.57	$ 13.6	$ 14.75	$ 15.85	$ 16.79	$ 16.11	$ 15.29	$ 14.6
Highest Price or Bid			$ 15.48	$ 16.11	$ 17.29	$ 17.91	$ 17.38	$ 19.36	$ 17.65	$ 16.2	$ 15.48
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[4]		17.30%	24.80%	32.50%	31.10%	5.20%	15.50%	(0.20%)	(6.80%)	(8.40%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[4]		4.90%	5.10%	4.20%	8.00%	(4.10%)	0.20%	(8.90%)	(12.00%)	(13.60%)
Share Price			$ 14.11
NAV Per Share	[5]		$ 13.2	$ 12.91	$ 13.05	$ 13.66	$ 16.52	$ 16.76	$ 17.69	$ 17.38	$ 16.9
Latest Premium (Discount) to NAV [Percent]			6.89%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF OUR CAPITAL STOCK
The following description is based on relevant portions of the DGCL and on our certificate of incorporation and bylaws. This summary is not necessarily complete, and we refer you to the DGCL, our certificate of incorporation and our bylaws for a more detailed description of the provisions summarized below.
Capital Stock
Our authorized stock consists of 150,000,000 shares of common stock, par value $0.001 per share, and 20,000,000 shares of preferred stock, par value $0.001 per share. There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plans. Under Delaware law, our stockholders generally are not personally liable for our debts or obligations.
Common Stock
All shares of our common stock have equal rights as to earnings, assets, dividends and voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to holders of our common stock if, as and when authorized by the board of directors and declared by us out of funds legally available therefrom. Such distributions may be payable in cash, shares of our common stock or a combination thereof. Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except when their transfer is restricted by U.S. federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors.
Preferred Stock
We are authorized to issue 20,000,000 shares of preferred stock. As of June 26, 2023, we had 1,521,649 shares of Preferred Stock outstanding. Our certificate of incorporation authorizes our board of directors to classify and reclassify any unissued shares of preferred stock into other classes or series of preferred stock without stockholder approval. If we issue preferred stock, costs of the offering will be borne immediately at such time by the holders of our common stock and result in a reduction of the NAV per share of our common stock at that time. We may issue preferred stock at any time. Prior to issuance of shares of each class or series, our board of directors is required by the DGCL and by our certificate of incorporation to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, our board of directors could authorize the issuance of shares of preferred stock with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest.
Series A Term Preferred Stock.   As of June 26, 2023, we had 1,521,649 shares of Series A Term Preferred Stock outstanding.
Redemption.   We are required to redeem all outstanding shares of the Series A Term Preferred Stock on October 30, 2026. In addition, if we fail to maintain asset coverage (as defined in Section 18(h) of the 1940 Act) of at least 200% as of the close of business on the last business day of any calendar quarter and such failure is not cured by the close of business on the date that is 30 calendar days following the filing date of our Annual Report on Form N-CSR, Semiannual Report on Form N-CSRS or Quarterly Report on Form N-PORT, as applicable, for that quarter, we will be required to redeem the number of shares of our preferred stock (which at our discretion may include any number or portion of the Series A Term Preferred Stock), that, when combined with any debt securities redeemed for failure to maintain the asset coverage required by the indenture governing such securities, (1) result in us having asset coverage of at least 200% and (2) if fewer, the maximum number of shares of preferred stock that can be redeemed out of funds legally available for such redemption. In connection with any redemption for failure to maintain such asset coverage, we may, in our sole option, redeem such additional number of shares of preferred stock that will result in asset coverage up to and including 285%.At any time after October 31, 2023, we may, in our sole option, redeem the outstanding shares of Series A Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption. The price that we will pay to redeem shares of the Series A Term Preferred Stock pursuant to any redemption will equal $25 per share plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the redemption date.
Ranking and Liquidation.   The shares of Series A Term Preferred Stock are senior securities that constitute capital stock. The Series A Term Preferred Stock rank (i) senior to shares of our common stock in priority of payment of dividends and as to the distribution of assets upon dissolution, liquidation or the winding-up of our affairs; (ii) equal in priority with all other future series of preferred stock we may issue as to payment of dividends and as to distributions of assets upon dissolution, liquidation or the winding-up of our affairs; and (iii) subordinate in right of payment to any future senior indebtedness. In the event of liquidation, dissolution or winding up of our affairs, holders of Series A Term Preferred Stock will be entitled to receive a liquidation distribution equal to $25 per share, plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the payment date.
Dividends.   We intend to pay monthly dividends on the Series A Term Preferred Stock at a fixed annual rate of 5.00% of the liquidation preference ($1.25 per share per year), or the “Series A Dividend Rate.” If we fail to redeem the Series A Term Preferred Stock as required on October 30, 2026, or fail to pay any dividend on the payment date for such dividend, the Series A Dividend Rate will increase by 2% per annum until we redeem the Series A Term Preferred Stock or pay the dividend, as applicable. The Series A Dividend Rate will be computed on the basis of a 360-day year consisting of twelve 30-day months.
Voting Rights.   Except as otherwise provided in our certificate of incorporation or as otherwise required by law, (1) each holder of Series A Term Preferred Stock is entitled to one vote for each share of Series A Term Preferred Stock held on each matter submitted to a vote of our stockholders and (2) the holders of all outstanding preferred stock, including the Series A Term Preferred Stock, and common stock vote together as a single class; provided that holders of preferred stock, including the Series A Term Preferred Stock, voting separately as a class, are entitled to elect at least two (2) of our directors and, if we fail to pay dividends on any outstanding shares of our preferred stock, including the Series A Term Preferred Stock, in an amount equal to two (2) full years of dividends, and continuing until such failure is cured, will be entitled to elect a majority of our directors.
DESCRIPTION OF OUR PREFERRED STOCK
We are authorized to issue up to 20,000,000 shares of preferred stock. As of June 26, 2023, we had 1,521,649 shares of Series A Term Preferred Stock outstanding. See “Description of our Capital Stock — Preferred Stock — Series A Term Preferred Stock” for a description of our outstanding preferred stock. We may issue additional preferred stock from time to time in one or more series without stockholder approval. Prior to issuance of shares of each series, our board of directors is required by Delaware law and by our certificate of incorporation to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each series. Thus, the board of directors could authorize the issuance of shares of preferred stock with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest. You should note, however, that any such an issuance must adhere to the requirements of the 1940 Act, Delaware law and any other limitations imposed by law.
With respect to senior securities that are stocks (i.e., shares of our preferred stock, including the Series A Term Preferred Stock), we are required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock. In addition the 1940 Act requires that (i) the holders of shares of preferred stock must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends or other distribution on the preferred stock are in arrears by two years or more and (ii) such class of stock have complete priority over any other class of stock as to distribution of assets and payment of dividends or other distributions, which shall be cumulative. Some matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock. We believe that the availability for issuance of preferred stock will provide us with increased flexibility in structuring future financings and acquisitions.
For any series of preferred stock that we may issue, our board of directors will determine and the certificate of designation and the prospectus supplement relating to such series will describe:
•
the designation and number of shares of such series;

•
the rate and time at which, and the preferences and conditions under which, any dividends or other distributions will be paid on shares of such series, as well as whether such dividends or other distributions are participating or non-participating;

•
any provisions relating to convertibility or exchangeability of the shares of such series, including adjustments to the conversion price of such series;

•
the rights and preferences, if any, of holders of shares of such series upon our liquidation, dissolution or winding up of our affairs;

•
the voting powers, if any, of the holders of shares of such series;

•
any provisions relating to the redemption of the shares of such series;

•
any limitations on our ability to pay dividends or make distributions on, or acquire or redeem, other securities while shares of such series are outstanding;

•
any conditions or restrictions on our ability to issue additional shares of such series or other securities;

•
if applicable, a discussion of certain U.S. federal income tax considerations; and

•
any other relative powers, preferences and participating, optional or special rights of shares of such series, and the qualifications, limitations or restrictions thereof.

All shares of preferred stock that we may issue will be of equal rank and identical except as to the particular terms thereof that may be fixed by our board of directors, and all shares of each series of preferred stock will be identical except as to the dates from which dividends or other distributions, if any, thereon will be cumulative.

Security Dividends [Text Block]		Dividends. We intend to pay monthly dividends on the Series A Term Preferred Stock at a fixed annual rate of 5.00% of the liquidation preference ($1.25 per share per year), or the “Series A Dividend Rate.” If we fail to redeem the Series A Term Preferred Stock as required on October 30, 2026, or fail to pay any dividend on the payment date for such dividend, the Series A Dividend Rate will increase by 2% per annum until we redeem the Series A Term Preferred Stock or pay the dividend, as applicable. The Series A Dividend Rate will be computed on the basis of a 360-day year consisting of twelve 30-day months.
Security Voting Rights [Text Block]		Voting Rights. Except as otherwise provided in our certificate of incorporation or as otherwise required by law, (1) each holder of Series A Term Preferred Stock is entitled to one vote for each share of Series A Term Preferred Stock held on each matter submitted to a vote of our stockholders and (2) the holders of all outstanding preferred stock, including the Series A Term Preferred Stock, and common stock vote together as a single class; provided that holders of preferred stock, including the Series A Term Preferred Stock, voting separately as a class, are entitled to elect at least two (2) of our directors and, if we fail to pay dividends on any outstanding shares of our preferred stock, including the Series A Term Preferred Stock, in an amount equal to two (2) full years of dividends, and continuing until such failure is cured, will be entitled to elect a majority of our directors.
Security Liquidation Rights [Text Block]		Ranking and Liquidation. The shares of Series A Term Preferred Stock are senior securities that constitute capital stock. The Series A Term Preferred Stock rank (i) senior to shares of our common stock in priority of payment of dividends and as to the distribution of assets upon dissolution, liquidation or the winding-up of our affairs; (ii) equal in priority with all other future series of preferred stock we may issue as to payment of dividends and as to distributions of assets upon dissolution, liquidation or the winding-up of our affairs; and (iii) subordinate in right of payment to any future senior indebtedness. In the event of liquidation, dissolution or winding up of our affairs, holders of Series A Term Preferred Stock will be entitled to receive a liquidation distribution equal to $25 per share, plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the payment date.
Security Liabilities [Text Block]		Limitation on Liability and Indemnification. The Administration Agreement provides that the Administrator and its officers, directors, employees agents, control persons and affiliates are not liable to us or any of our stockholders for any act or omission by it or its employees in the supervision or management of our investment activities or for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) or losses sustained by us or our stockholders, except that the foregoing exculpation does not extend to any act or omission constituting willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Administration Agreement. The Administration Agreement also provides for indemnification by us of the Administrator’s members, directors, officers, employees, agents, control persons and affiliates for liabilities incurred by them in connection with their services to us, subject to the same limitations and to certain conditions.
Security Preemptive and Other Rights [Text Block]		Redemption. We are required to redeem all outstanding shares of the Series A Term Preferred Stock on October 30, 2026. In addition, if we fail to maintain asset coverage (as defined in Section 18(h) of the 1940 Act) of at least 200% as of the close of business on the last business day of any calendar quarter and such failure is not cured by the close of business on the date that is 30 calendar days following the filing date of our Annual Report on Form N-CSR, Semiannual Report on Form N-CSRS or Quarterly Report on Form N-PORT, as applicable, for that quarter, we will be required to redeem the number of shares of our preferred stock (which at our discretion may include any number or portion of the Series A Term Preferred Stock), that, when combined with any debt securities redeemed for failure to maintain the asset coverage required by the indenture governing such securities, (1) result in us having asset coverage of at least 200% and (2) if fewer, the maximum number of shares of preferred stock that can be redeemed out of funds legally available for such redemption. In connection with any redemption for failure to maintain such asset coverage, we may, in our sole option, redeem such additional number of shares of preferred stock that will result in asset coverage up to and including 285%.At any time after October 31, 2023, we may, in our sole option, redeem the outstanding shares of Series A Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption. The price that we will pay to redeem shares of the Series A Term Preferred Stock pursuant to any redemption will equal $25 per share plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the redemption date.
Preferred Stock Restrictions, Other [Text Block]		In addition, if we fail to maintain asset coverage (as defined in Section 18(h) of the 1940 Act) of at least 200% as of the close of business on the last business day of any calendar quarter and such failure is not cured by the close of business on the date that is 30 calendar days following the filing date of our Annual Report on Form N-CSR, Semiannual Report on Form N-CSRS or Quarterly Report on Form N-PORT, as applicable, for that quarter, we will be required to redeem the number of shares of our preferred stock (which at our discretion may include any number or portion of the Series A Term Preferred Stock), that, when combined with any debt securities redeemed for failure to maintain the asset coverage required by the indenture governing such securities, (1) result in us having asset coverage of at least 200% and (2) if fewer, the maximum number of shares of preferred stock that can be redeemed out of funds legally available for such redemption. In connection with any redemption for failure to maintain such asset coverage, we may, in oursole option, redeem such additional number of shares of preferred stock that will result in asset coverage upto and including 285%. We may issue additional preferred stock from time to time in one or more series without stockholder approval. Prior to issuance of shares of each series, our board of directors is required by Delaware law and by our certificate of incorporation to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each series. Thus, the board of directors could authorize the issuance of shares of preferred stock with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest. You should note, however, that any such an issuance must adhere to the requirements of the 1940 Act, Delaware law and any other limitations imposed by law. With respect to senior securities that are stocks (i.e., shares of our preferred stock, including the Series A Term Preferred Stock), we are required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock. In addition the 1940 Act requires that (i) the holders of shares of preferred stock must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends or other distribution on the preferred stock are in arrears by two years or more and (ii) such class of stock have complete priority over any other class of stock as to distribution of assets and payment of dividends or other distributions, which shall be cumulative. Some matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock. We believe that the availability for issuance of preferred stock will provide us with increased flexibility in structuring future financings and acquisitions.
Outstanding Securities [Table Text Block]
DESCRIPTION OF OUR SECURITIES
This prospectus contains a summary of our common stock, preferred stock, subscription rights and debt securities. These summaries are not meant to be a complete description of each security. However, this prospectus and the accompanying prospectus supplement will contain the material terms and conditions for each security being offered thereby.
The following are our authorized classes of securities as of June 26, 2023:
(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Us or for Our Account	(4) Amount Outstanding Exclusive of Amounts Shown Under (3)
Common stock, par value $0.001 per share	150,000,000 shares	—	8,908,108 shares
Series A Term Preferred Stock, par value $0.001 per share	20,000,000 shares	—	1,521,649 shares

Investment in senior secured loans
General Description of Registrant [Abstract]
Risk [Text Block]
Investing in senior secured loans indirectly through CLO securities involves particular risks.
We obtain exposure to underlying senior secured loans through our investments in CLOs, but may obtain such exposure directly or indirectly through other means from time to time. Such loans may become nonperforming or impaired for a variety of reasons. Nonperforming or impaired loans may require substantial workout negotiations or restructuring that may entail a substantial reduction in the interest rate and/or a substantial write-down of the principal of the loan. In addition, because of the unique and customized nature of a loan agreement and the private syndication of a loan, certain loans may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume in the loan market has been small relative to other markets. Loans may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. Risks associated with senior secured loans include the fact that prepayments generally may occur at any time without premium or penalty.
In addition, the portfolios of certain CLOs in which we invest may contain middle market loans. Loans to middle market companies may carry more inherent risks than loans to larger, publicly traded entities. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market companies typically have narrower product lines and smaller market shares than large companies. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. The success of a middle market business may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor. Accordingly, loans made to middle market companies may involve higher risks than loans made to companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle market loans in any CLO in which we may invest. As a consequence of the forgoing factors, the securities issued by CLOs that primarily invest in middle market loans (or hold significant portions thereof) are generally considered to be a riskier investment than securities issued by CLOs that primarily invest in broadly syndicated loans.
Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the CLOs in which we invest. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent that the CLOs that we invest in hold covenant-lite loans, our CLOs may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Investments in collateralized loan obligations securities and other structured finance securities
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments in CLO securities and other structured finance securities involve certain risks.
Our investments consist primarily of CLO securities, and we may invest in other related structured finance securities. CLOs and structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral. We and other investors in CLO and related structured finance securities ultimately bear the credit risk of the underlying collateral. In most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches which are the focus of our investment strategy, and scheduled payments to junior tranches have a priority in right of payment to subordinated/equity tranches.
CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLO and other structured finance securities. For example, investments in structured vehicles, including CBOs, junior debt and equity securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage related securities, trust preferred securities and emerging market debt. The pool of high yield securities underlying CBOs is typically separated into tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates, whereas the lower tranches, with greater risk, pay higher interest rates.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) our investments in CLO junior debt and equity tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Changes in the collateral held by a CLO may cause payments on the instruments we hold to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which we invest, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs we may target. In addition, CLO and other structured finance securities may be subject to prepayment risk. Further, the performance of a CLO or other structured finance security may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity risk.

Investments in collateralized loan obligations market certain additional risks
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments in the primary CLO market involve certain additional risks.
Between the pricing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.

High level of defaults on collateral
General Description of Registrant [Abstract]
Risk [Text Block]
Our portfolio of investments may lack broad diversification among CLO securities, which may subject us to a risk of significant loss if one or more of these CLO securities experience a high level of defaults on collateral.
Our portfolio may hold investments in a limited number of CLO securities. Beyond the asset diversification requirements associated with our qualification as a RIC under the Code and the requirements of the 1940 Act, we do not have fixed guidelines for diversification and we do not have any limitations on the ability to invest in any one CLO. As our portfolio may be less diversified than the portfolios of some larger funds, we are more susceptible to risk of loss if one or more of the CLOs in which we are invested experiences a high level of defaults on its collateral. Similarly, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. We may also invest in multiple CLOs managed by the same CLO collateral manager, thereby increasing our risk of loss in the event the CLO collateral manager were to fail, experience the loss of key portfolio management employees or sell its business.

Failure to maintain broad range of underlying obligors
General Description of Registrant [Abstract]
Risk [Text Block]
Failure to maintain a broad range of underlying obligors across the CLOs in which we invest would make us more vulnerable to defaults.
We may be subject to concentration risk since CLO portfolios tend to have a certain amount of overlap across underlying obligors. This trend is generally exacerbated when demand for bank loans by CLO issuers outpaces supply. Market analysts have noted that the overlap of obligor names among CLO issuers has increased recently and is particularly evident across CLOs of the same year of origination, as well as with CLOs managed by the same asset manager. To the extent we invest in CLOs which have a high percentage of overlap, this may increase the likelihood of defaults on our CLO investments occurring together.

Concentrated in limited number of industries
General Description of Registrant [Abstract]
Risk [Text Block]
Our portfolio is focused on CLO securities, and the CLO securities in which we invest may hold loans that are concentrated in a limited number of industries.
Our portfolio is focused on securities issued by CLOs and related investments, and the CLOs in which we invest may hold loans that are concentrated in a limited number of industries. As a result, a downturn in the CLO industry or in any particular industry that the CLOs in which we invest are concentrated could significantly impact the aggregate returns we realize.

Certain tests to harm operating results
General Description of Registrant [Abstract]
Risk [Text Block]
Failure by a CLO in which we are invested to satisfy certain tests will harm our operating results.
The failure by a CLO in which we invest to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, would lead to a reduction in its payments to us. In the event that a CLO fails certain tests, holders of CLO senior debt would be entitled to additional payments that would, in turn, reduce the payments we, as holder of junior debt or equity tranches, would otherwise be entitled to receive. Separately, we may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment we may make. If any of these occur, it could materially and adversely affect our operating results and cash flows.

Negative loan ratings migration place pressure on performance
General Description of Registrant [Abstract]
Risk [Text Block]
Negative loan ratings migration may also place pressure on the performance of certain of our investments.
Per the terms of a CLO’s indenture, assets rated “CCC+” or lower or their equivalent in excess of applicable limits typically do not receive full par credit for purposes of calculation of the CLO’s overcollateralization tests. As a result, negative rating migration could cause a CLO to be out of compliance with its overcollateralization tests. This could cause a diversion of cash flows away from the CLO junior debt and equity tranches in favor of the more senior CLO debt tranches until the relevant overcollateralization test breaches are cured. This could have a negative impact on our NAV and cash flows.

Vehicles result in additional expenses
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments in CLOs and other investment vehicles result in additional expenses to us.
We invest in CLO securities and may invest, to the extent permitted by law, in the securities and other instruments of other investment companies, including private funds, and, to the extent we so invest, will bear our ratable share of a CLO’s or any such investment vehicle’s expenses, including management and performance fees. In addition to the management and performance fees borne by our investments in CLOs, we also remain obligated to pay management fees to the Adviser with respect to the assets invested in the securities and other instruments of other investment vehicles, including CLOs. With respect to each of these investments, each holder of our common stock bears his or her share of the management fee of the Adviser as well as indirectly bearing the management and performance fees charged by the underlying advisor and other expenses of any investment vehicles in which we invest.

Investments in collateralized loan obligations securities less transparent than direct investments in collateral
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments in CLO securities may be less transparent to us and our stockholders than direct investments in the collateral.
We invest primarily in junior debt tranches of CLOs and other related investments. Generally, there may be less information available to us regarding the collateral held by such CLOs than if we had invested directly in the debt of the underlying obligors. As a result, our stockholders do not know the details of the collateral of the CLOs in which we invest or receive the reports issued with respect to such CLO. In addition, none of the information contained in certain monthly reports nor any other financial information furnished to us as a noteholder in a CLO is audited and reported upon, nor is an opinion expressed, by an independent public accountant. Our CLO investments are also subject to the risk of leverage associated with the debt issued by such CLOs and the repayment priority of senior debt holders in such CLOs.

Complex documentation and accounting considerations
General Description of Registrant [Abstract]
Risk [Text Block]
CLO investments involve complex documentation and accounting considerations.
CLOs and other structured finance securities in which we invest are often governed by a complex series of legal documents and contracts. As a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.
The accounting and tax implications of the CLO investments that we make are complicated. In particular, reported earnings from CLO equity securities are recorded under U.S. generally accepted accounting principles, or “GAAP,” based upon an effective yield calculation. Current taxable earnings on certain of these investments, however, will generally not be determinable until after the end of the fiscal year of each individual CLO that ends within our fiscal year, even though the investments are generating cash flow throughout the fiscal year. The tax treatment of certain of these investments may result in higher distributable earnings in the early years and a capital loss at maturity, while for reporting purposes the totality of cash flows are reflected in a constant yield to maturity.

Dependency on collateral managers
General Description of Registrant [Abstract]
Risk [Text Block]
We are dependent on the collateral managers of the CLOs in which we invest, and those CLOs are generally not registered under the 1940 Act.
We rely on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on our investments; however, we, as investors of the CLO, typically do not have any direct contractual relationship with the collateral managers of the CLOs in which we invest. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on our investments, as we may not be provided with information on a timely basis in order to take appropriate measures to manage our risks. We will also rely on CLO collateral managers to act in the best interests of a CLO it manages; however, such CLO collateral managers are subject to fiduciary duties owed to other classes of notes besides those in which we invest; therefore, there can be no assurance that the collateral managers will always act in the best interest of the class or classes of notes in which we are invested. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (e.g., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of our investments. Furthermore, since the underlying CLO issuer often provides an indemnity to its CLO collateral manager, we may not be incentivized to pursue actions against the collateral manager since any such action, if successful, may ultimately be borne by the underlying CLO issuer and payable from its assets, which could create losses to us as investors in the CLO. In addition, to the extent we invest in CLO equity, liabilities incurred by the CLO manger to third parties may be borne by us to the extent the CLO is required to indemnify its collateral manager for such liabilities.
In addition, the CLOs in which we invest are generally not registered as investment companies under the 1940 Act. As investors in these CLOs, we are not afforded the protections that stockholders in an investment company registered under the 1940 Act would have.

Collateral managers may not continue to manage such collateralized loan obligations
General Description of Registrant [Abstract]
Risk [Text Block]
The collateral managers of the CLOs in which we invest may not continue to manage such CLOs.
Given that we invest in CLO securities issued by CLOs which are managed by unaffiliated collateral managers, we are dependent on the skill and expertise of such managers. We believe our Adviser’s ability to analyze and diligence potential CLO managers differentiates our approach to investing in CLO securities.
However, we cannot assure you that, for any CLO we invest in, the collateral manager in place when we invest in such CLO securities will continue to manage such CLO through the life of our investment. Collateral managers are subject to removal or replacement by other holders of CLO securities without our consent, and may also voluntarily resign as collateral manager or assign their role as collateral manager to another entity. There can be no assurance that any removal, replacement, resignation or assignment of any particular CLO manager’s role will not adversely affect the returns on the CLO securities in which we invest.

Special anti deferral provisions
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments in CLO securities may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income.
Some of the CLOs in which we invest may constitute “passive foreign investment companies,” or “PFICs.” If we acquire interests treated as equity for U.S. federal income tax purposes in PFICs (including equity tranche investments and certain debt tranche investments in CLOs that are PFICs), we may be subject to federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by us to our stockholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require us to recognize our share of the PFIC’s income for each tax year regardless of whether we receive any distributions from such PFIC. We must nonetheless distribute such income to maintain our status as a RIC. Treasury Regulations generally treat our income inclusion with respect to a PFIC with respect to which we have made a qualified electing fund, or “QEF,” election, as qualifying income for purposes of determining our ability to be subject to tax as a RIC if (i) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to our business of investing in stock, securities, or currencies. As such, we may be restricted in our ability to make QEF elections with respect to our holdings in issuers that could be treated as PFICs in order to ensure our continued qualification as a RIC and/or maximize our after-tax return from these investments.
If we hold 10% or more of the interests treated as equity (by vote or value) for U.S. federal income tax purposes in a foreign corporation that is treated as a controlled foreign corporation, or “CFC” (including equity tranche investments and certain debt tranche investments in a CLO treated as a CFC), we may be treated as receiving a deemed distribution (taxable as ordinary income) each tax year from such foreign corporation in an amount equal to our pro rata share of the corporation’s income for the tax year (including both ordinary earnings and capital gains). If we are required to include such deemed distributions from a CFC in our income, we will be required to distribute such income to maintain our RIC status regardless of whether or not the CFC makes an actual distribution during such tax year. Treasury Regulations generally treat our income inclusion with respect to a CFC as qualifying income for purposes of determining our ability to be subject to tax as a RIC either if (i) there is a current distribution out of the earnings and profits of the CFC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to our business of investing in stock, securities, or currencies. As such, we may limit and/or manage our holdings in issuers that could be treated as CFCs in order to ensure our continued qualification as a RIC and/ or maximize our after-tax return from these investments.
If we are required to include amounts from CLO securities in income prior to receiving the cash distributions representing such income, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

Collateralized loan obligations affect operating results and cash flows
General Description of Registrant [Abstract]
Risk [Text Block]
If a CLO in which we invest is treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could affect our operating results and cash flows.
Each CLO in which we invest will generally operate pursuant to investment guidelines intended to ensure the CLO is not treated as engaged in a U.S. trade or business for U.S. federal income tax purposes. Each CLO will generally receive an opinion of counsel, subject to certain assumptions (including compliance with the investment guidelines) and limitations, that the CLO will not be engaged in a U.S. trade or business for U.S. federal income tax purposes. If a CLO fails to comply with the investment guidelines or the IRS otherwise successfully asserts that the CLO should be treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could reduce the amount available to distribute to junior debt and equity holders in such CLO, including the Company.

Fails to comply with tax disclosure requirements
General Description of Registrant [Abstract]
Risk [Text Block]
If a CLO in which we invest fails to comply with certain U.S. tax disclosure requirements, such CLO may be subject to withholding requirements that could materially and adversely affect our operating results and cash flows.
The U.S. Foreign Account Tax Compliance Act provisions of the Code, or “FATCA,” imposes a withholding tax of 30% on U.S. source periodic payments, including interest and dividends to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which we invest will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which we invest fails to properly comply with these reporting requirements, it could reduce the amount available to distribute to junior debt and equity holders in such CLO, which could materially and adversely affect the fair value of the CLO’s securities, our operating results and cash flows.

Increased in competition in market
General Description of Registrant [Abstract]
Risk [Text Block]
Increased competition in the market or a decrease in new CLO issuances may result in increased price volatility or a shortage of investment opportunities.
In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While we cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.
In addition, the volume of new CLO issuances and CLO refinancings varies over time as a result of a variety of factors including new regulations, changes in interest rates, and other market forces. As a result of increased competition and uncertainty regarding the volume of new CLO issuances and CLO refinancings, we can offer no assurances that we will deploy all of our capital in a timely manner or at all. Prospective investors should understand that we may compete with other investment vehicles, as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial wherewithal and research staffs, than may be available to us.

Risks associated with any wholly owned subsidiaries
General Description of Registrant [Abstract]
Risk [Text Block]
We will be subject to risks associated with any wholly-owned subsidiaries.
We may in the future invest indirectly through one or more wholly-owned subsidiaries. Such wholly-owned subsidiaries are not separately registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the jurisdiction of formation of any future wholly-owned subsidiary could result in the inability of such subsidiary to operate as anticipated.

Interest Rate Risk
General Description of Registrant [Abstract]
Risk [Text Block]
We and our investments are subject to interest rate risk.
Since we borrow money under the BNP Credit Facility and have issued Series A Term Preferred Stock, and since we may incur additional leverage (including through issuing additional preferred stock and/or debt securities) to make investments, our net investment income depends, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds.
Because of inflationary pressure, the U.S. government has recently increased interest rates. Interest rates are currently expected to continue to rise rather than fall, in the future. In a rising interest rate environment, any additional leverage that we incur may bear a higher interest rate than our current leverage. There may not, however, be a corresponding increase in our investment income. Any reduction in the level of rate of return on new investments relative to the rate of return on our current investments, and any reduction in the rate of return on our current investments, could adversely impact our net investment income, reducing our ability to service the interest obligations on, and to repay the principal of, our indebtedness, as well as our capacity to pay distributions to our stockholders. See “— Benchmark Floor Risk.”
The fair value of certain of our investments may be significantly affected by changes in interest rates. Although senior secured loans are generally floating rate instruments, our investments in senior secured loans through investments in junior debt and equity tranches of CLOs are sensitive to interest rate levels and volatility. For example, because CLO debt securities are floating rate securities, a reduction in interest rates would generally result in a reduction in the coupon payment and cash flow we receive on our CLO debt investments. Further, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect our cash flow, fair value of our assets and operating results. In the event that our interest expense were to increase relative to income, or sufficient financing became unavailable, our return on investments and cash available for distribution to stockholders or to make other payments on our securities would be reduced. In addition, future investments in different types of instruments may carry a greater exposure to interest rate risk.
Benchmark Floor Risk.   Because CLOs generally issue debt on a floating rate basis, an increase in the relevant Benchmark will increase the financing costs of CLOs. Many of the senior secured loans held by these CLOs have Benchmark floors such that, when the relevant Benchmark is below the stated Benchmark floor, the stated Benchmark floor (rather than the Benchmark itself) is used to determine the interest payable under the loans. Therefore, if the relevant Benchmark increases but stays below the average Benchmark floor rate of the senior secured loans held by a CLO, there would not be a corresponding increase in the investment income of such CLOs. The combination of increased financing costs without a corresponding increase in investment income in such a scenario could result in the CLO not having adequate cash to make interest or other payments on the securities which we hold.
LIBOR Risk.   Certain CLO securities in which we invest continue to earn interest at (or, from the perspective of the Company as CLO equity investor, obtain financing at) a floating rate based on LIBOR. After the global financial crisis, regulators globally determined that existing interest rate benchmarks should be reformed based on concerns that LIBOR was susceptible to manipulation. In a speech on July 27, 2017, the then-Chief Executive of the Financial Conduct Authority of the UK (the “FCA”) announced the FCA’s intention to cease sustaining LIBOR. On March 5, 2021, the FCA announced that all LIBOR settings will either cease to be provided by any administrator, or no longer be representative immediately after December 31, 2021, for all GBP, EUR, CHF and JPY LIBOR settings and one-week and two-month US dollar LIBOR settings, and immediately after June 30, 2023 for the remaining US dollar LIBOR settings, including three-month US dollar LIBOR. In addition, based on supervisory guidance from regulators, many banks have ceased issuance of new LIBOR-based instruments as of January 1, 2022.
Replacement rates that have been identified include the Secured Overnight Financing Rate (SOFR, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities) and the Sterling Overnight Index Average Rate (SONIA, which is intended to replace GBP LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market), although other replacement rates could be adopted by market participants. On April 3, 2018, the New York Federal Reserve Bank began publishing its alternative rate, the Secured Overnight Financing Rate (“SOFR”). The Bank of England followed suit on April 23, 2018 by publishing its proposed alternative rate, the Sterling Overnight Index Average (“SONIA”). Each of SOFR and SONIA significantly differ from LIBOR, both in the actual rate and how it is calculated, and therefore it is unclear whether and when markets will adopt either of these rates as a widely accepted replacement for LIBOR. On July 29, 2021, the Alternative Reference Rates Committee (“ARRC”) announced that it recommended “Term SOFR,” a similar forward-looking term rate which will be based on SOFR, for business loans. CME Group currently publishes the Term SOFR Rate in one-month, three-month and six-month tenors. As of the date of this prospectus, it is unclear how the market will respond to ARRC’s formal recommendation. If no widely accepted conventions develop, it is uncertain what effect broadly divergent interest rate calculation methodologies in the markets will have on the price and liquidity of leverage loans or CLO securities and the ability for CLOs to effectively mitigate interest rate risks. Many CLOs, as well as underlying loans held by CLOs, which have moved to a SOFR-based rate (such as Term SOFR) have included a credit spread adjustment to account for the fact that USD LIBOR has historically tracked lower than Term
SOFR. However, the credit spread adjustment utilized for CLO liabilities may differ from the credit spread adjustments utilized for the underlying loans. To the extent CLO liabilities implement a credit spread adjustment that exceeds the average credit spread adjustment of the loans which they hold, this could negatively impact the returns on the CLO equity investments which we hold. In general, varying market approaches on what benchmark replacement to adopt, as well as what credit spread adjustment to utilize, may create significant uncertainty for CLO managers (and the CLO market generally) and negatively affect returns on CLO investments.
Potential Effects of Alternative Reference Rates.   For CLOs which issue debt based on Term SOFR, investors should be aware that such CLO debt may fluctuate from one interest accrual period to another in response to changes in Term SOFR. Term SOFR has a limited history of use as a benchmark rate and, as a risk-free rate, differs in material respects from LIBOR. Neither the historical performance of LIBOR nor Term SOFR should be taken as an indication of future performance of Term SOFR during the term of any CLO. Changes in the levels of Term SOFR will affect the amount of interest payable on the CLO debt securities, the distributions on the CLO equity and the trading price of the CLO securities, but it is impossible to predict whether such levels will rise or fall.
As LIBOR is currently being reformed, investors should be aware that: (a) any changes to LIBOR could affect the level of the published rate, including to cause it to be lower and/or more volatile than it would otherwise be; (b) if the applicable rate of interest on any CLO security is calculated with reference to a tenor which is discontinued, such rate of interest will then be determined by the provisions of the affected CLO security, which may include determination by the relevant calculation agent in its discretion; (c) the administrator of LIBOR will not have any involvement in the CLOs or loans and may take any actions in respect of LIBOR without regard to the effect of such actions on the CLOs or loans; and (d) any uncertainty in the value of LIBOR or, the development of a widespread market view that LIBOR has been manipulated or any uncertainty in the prominence of LIBOR as a benchmark interest rate due to the recent regulatory reform may adversely affect the liquidity of the securities in the secondary market and their market value. Any of the above or any other significant change to the setting of LIBOR could have a material adverse effect on the value of, and the amount payable under, (i) any underlying asset of the CLO which pay interest linked to a LIBOR rate and (ii) the CLO securities in which we invest.
Once LIBOR is eliminated as a benchmark rate, it is uncertain whether broad replacement conventions in the CLO markets will develop and, if conventions develop, what those conventions will be and whether they will create adverse consequences for the issuer or the holders of CLO securities. Currently, the CLOs we are invested in generally contemplate a scenario where LIBOR is no longer available by requiring the CLO administrator to calculate a replacement rate primarily through dealer polling on the applicable measurement date. However, there is uncertainty regarding the effectiveness of the dealer polling processes, including the willingness of banks to provide such quotations, which could adversely impact our net investment income. Some of the CLOs we are invested in have included, or have been amended to include, language permitting the CLO investment manager to implement a market replacement rate (like those proposed by the ARRC) upon the occurrence of certain material disruption events. However, we cannot ensure that all CLOs in which we are invested will have such provisions, nor can we ensure the CLO investment managers will undertake the suggested amendments when able, nor can we ensure that the credit spread adjustments utilized will be favorable to CLO equity investors.
If no replacement conventions develop, it is uncertain what effect broadly divergent interest rate calculation methodologies in the markets will have on the price and liquidity of CLO securities and the ability of the collateral manager to effectively mitigate interest rate risks. While the issuers and the trustee of a CLO may enter into a reference rate amendment or the collateral manager may designate a designated reference rate, in each case, subject to the conditions described in a CLO indenture, there can be no assurance that a change to any alternative benchmark rate (a) will be adopted, (b) will effectively mitigate interest rate risks or result in an equivalent methodology for determining the interest rates on the floating rate instrument, (c) will be adopted prior to any date on which the issuer suffers adverse consequences from the elimination or modification or potential elimination or modification of LIBOR or (d) will not have a material adverse effect on the holders of the CLO securities.
In addition, the effect of a phase out of LIBOR on U.S. senior secured loans, the underlying assets of the CLOs in which we invest, is currently unclear. As discussed above, to the extent that any replacement rate or credit spread adjustment utilized for senior secured loans differs from that utilized for a CLO that holds those loans, the CLO would experience an interest rate mismatch between its assets and liabilities, which could have an adverse impact on our net investment income and portfolio returns.
Base Rate Mismatch.   Many underlying corporate borrowers can elect to pay interest based on a 1-month, 3-month and/or other term base rates in respect of the loans held by CLOs in which we are invested, in each case plus an applicable spread, whereas CLOs generally pay interest to holders of the CLO’s debt tranches based today on 3-month term plus a spread. The 3-month term rate may fluctuate in excess of other potential term rates, which may result in many underlying corporate borrowers electing to pay interest based on a shorter, but in any event lower, base rate. This mismatch in the rate at which CLOs earn interest and the rate at which they pay interest on their debt tranches negatively impacts the cash flows on a CLO’s equity tranche, which may in turn adversely affect our cash flows and results of operations. Unless spreads are adjusted to account for such increases, these negative impacts may worsen as the amount by which the 3-month term rate exceeds such other chosen term base rate.
To the extent that any LIBOR replacement rate utilized for senior secured loans differs from that utilized for debt of a CLO that holds those loans (including instances where the replacement rate is utilized for such loans prior to it being utilized by the CLO), for the duration of such mismatch, the CLO would experience an interest rate mismatch between its assets and liabilities, which could have an adverse impact on the cash flows distributed to CLO equity investors as well as our net investment income and portfolio returns until such mismatch is corrected or minimized, which would be expected to occur when both the underlying senior secured loans and the CLO debt securities utilize the same LIBOR replacement rate. As of the date hereof, certain senior secured loans have transitioned to utilizing SOFR based interest rates and certain CLO debt securities have also transitioned to SOFR.
Interest Rate Environment.   The senior secured loans underlying the CLOs in which we invest typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs in which we invest. In addition, increasing interest rates may lead to higher prepayment rates, as corporate borrowers look to avoid escalating interest payments or refinance floating rate loans. See “— Risks Related to Our Investments — Our investments are subject to prepayment risk.” Further, a general rise in interest rates will increase the financing costs of the CLOs. However, since many of the senior secured loans within these CLOs have Benchmark floors, if the Benchmark is below the applicable Benchmark floor, there may not be corresponding increases in investment income which could result in the CLO not having adequate cash to make interest or other payments on the securities which we hold.
For detailed discussions of the risks associated with a rising interest rate environment, see “— Risks Related to Our Investments — We and our investments are subject to interest rate risk” and “— Risks Related to Our Investments — We and our investments are subject to risks associated with investing in high-yield and unrated, or “junk,” securities.”

Credit risk
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments are subject to credit risk.
If a CLO in which we invest, an underlying asset of any such CLO or any other type of credit investment in our portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status either or both our income and NAV may be adversely impacted. Non-payment would result in a reduction of our income, a reduction in the value of the applicable CLO security or other credit investment experiencing non-payment and, potentially, a decrease in our NAV. With respect to our investments in CLO securities and credit investments that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of non-payment of scheduled dividend, interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, we could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a CLO security or credit investment. To the extent that the credit rating assigned to a security in our portfolio is downgraded, the market price and liquidity of such security may be adversely affected. In addition, if a CLO in which we invest triggers an event of default as a result of failing to make payments when due or for other reasons, the CLO would be subject to the possibility of liquidation, which could result in full loss of value to the CLO junior debt and equity investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances. Heightened inflationary pressures could increase the risk of default by the Company’s underlying obligors.

Prepayment risk
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments are subject to prepayment risk.
Although the Adviser’s valuations and projections take into account certain expected levels of prepayments, the collateral of a CLO may be prepaid more quickly than expected. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond our control and consequently cannot be accurately predicted. Early prepayments give rise to increased reinvestment risk, as a CLO collateral manager might realize excess cash from prepayments earlier than expected. If a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce our net income and the fair value of that asset.
In addition, in most CLO transactions, CLO debt investors, such as us, are subject to prepayment risk in that the holders of a majority of the equity tranche can direct a call or refinancing of a CLO, which would cause such CLO’s outstanding CLO debt securities to be repaid at par. Such prepayments of CLO debt securities held by us also give rise to reinvestment risk if we are unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid.

Leverage of portfolio magnify gain or loss of amounts invested
General Description of Registrant [Abstract]
Risk [Text Block]
We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.
We have incurred leverage through indebtedness for borrowed money and the issuance of the Series A Term Preferred Stock. We may incur additional leverage, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of Derivative Transactions, additional shares of preferred stock, debt securities and other structures and instruments, in significant amounts and on terms that the Adviser and our board of directors deem appropriate, subject to applicable limitations under the 1940 Act. Such leverage may be used for the acquisition and financing of our investments, to pay fees and expenses and for other purposes. Such leverage may be secured and/or unsecured. Any such leverage does not include leverage embedded or inherent in the CLO structures in which we invest or in derivative instruments in which we may invest. Accordingly, there is a layering of leverage in our overall structure.
The more leverage we employ, the more likely a substantial change will occur in our NAV. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent leverage is utilized. For instance, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could also negatively affect our ability to make distributions and other payments to our securityholders. Leverage is generally considered a speculative investment technique. Our ability to service any debt that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if our investments were not leveraged.
As a registered closed-end management investment company, we are required to meet certain asset coverage requirements, as defined under the 1940 Act, with respect to any senior securities. With respect to senior securities representing indebtedness (i.e., borrowings or deemed borrowings), other than temporary borrowings as defined under the 1940 Act, we are required under current law to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness. With respect to senior securities that are stocks (i.e., shares of our preferred stock, including the Series A Term Preferred Stock), we are required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock. If legislation were passed that modifies this section of the 1940 Act and increases the amount of senior securities that we may incur, we may increase our leverage to the extent then permitted by the 1940 Act and the risks associated with an investment in us may increase.
If our asset coverage declines below 300% (or 200%, as applicable), we would not be able to incur additional debt or issue additional preferred stock, and could be required by law to sell a portion of our investments to repay some debt or redeem shares of preferred stock when it is disadvantageous to do so, which could have a material adverse effect on our operations, and we may not be able to make certain distributions or pay dividends of an amount necessary to continue to be subject to tax as a RIC. The amount of leverage that we employ will depend on the Adviser’s and our board of directors’ assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us.
In addition, our BNP Credit Facility imposes and any debt facility into which we may enter would likely impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our ability to be subject to tax as a RIC under Subchapter M of the Code.
The following table is furnished in response to the requirements of the SEC and illustrates the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.
Assumed Return on Our Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding net Return to Common Stockholder(1)	-18.86	-11.05	-3.25	4.55	12.36

(1)
Assumes (i) $177.4 million in pro forma total assets as of March 31, 2023 (adjusted to reflect (a) the issuance in the Company’s “at-the-market” offering and committed equity financing program of 169,508 shares of our common stock from April 1, 2023 through May 31, 2023, yielding net proceeds to the Company of approximately $2.3 million; and (b) the hypothetical borrowings of the full $25,000,000 available under the BNP Credit Facility); (ii) $113.7 million in pro forma net assets as of March 31, 2023 (adjusted to reflect the issuances and borrowings described above); and (iii) an annualized average interest rate on the Company’s indebtedness and preferred equity of 5.9%.

Based on our assumed leverage described above, our investment portfolio would have been required to experience an annual return of at least 2.1% to cover annual dividend and interest payments on our outstanding preferred stock and assumed indebtedness.

Highly subordinated and leveraged securities risk
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments may be highly subordinated and subject to leveraged securities risk.
Our portfolio includes junior debt and equity investments in CLOs, which involve a number of significant risks. CLOs are typically very highly levered (with CLO equity securities being leveraged ten times), and therefore the junior debt and equity tranches in which we are currently invested and in which we seek to invest will be subject to a higher degree of risk of total loss. In particular, investors in CLO securities indirectly bear risks of the collateral held by such CLOs. We generally have the right to receive payments only from the CLOs, and generally not have direct rights against the underlying borrowers or the entity that sponsored the CLO. While the CLOs we target generally enable an equity investor therein to acquire interests in a pool of senior secured loans without the expenses associated with directly holding the same investments, we generally pay a proportionate share of the CLOs’ administrative, management and other expenses if we make a CLO equity investment. In addition, we may have the option in certain CLOs to contribute additional amounts to the CLO issuer for purposes of acquiring additional assets or curing coverage tests, thereby increasing our overall exposure and capital at risk to such CLO. Although it is difficult to predict whether the prices of assets underlying CLOs will rise or fall, these prices (and, therefore, the prices of the CLOs’ securities) are influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. The interests we acquire in CLOs generally are thinly traded or have only a limited trading market. CLO securities are typically privately offered and sold, even in the secondary market. As a result, investments in CLO securities are illiquid.

Risks associated with investing in high yield and unrated or junk securities
General Description of Registrant [Abstract]
Risk [Text Block]
We and our investments are subject to risks associated with investing in high-yield and unrated, or “junk,” securities.
We invest primarily in securities that are rated below investment grade or, in the case of CLO equity securities, are not rated by a nationally recognized statistical rating organization. The primary assets underlying our CLO security investments are senior secured loans, although these transactions may allow for limited exposure to other asset classes including unsecured loans, high yield bonds, emerging market loans or bonds and structured finance securities with underlying exposure to CBO and CDO tranches, residential mortgage-backed securities, commercial mortgage-backed securities, trust preferred securities and other types of securitizations. CLOs generally invest in lower-rated debt securities that are typically rated below Baa/BBB by Moody’s, S&P or Fitch. In addition, we may obtain direct exposure to such financial assets/instruments. Securities that are not rated or are rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are sometimes referred to as “high yield” or “junk.” High-yield debt securities have greater credit and liquidity risk than investment grade obligations. High-yield debt securities are generally unsecured and may be subordinated to certain other obligations of the issuer thereof. The lower rating of high-yield debt securities and below investment grade loans reflects a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the issuer thereof to make payments of principal or interest.
Risks of high-yield debt securities may include:
(1)
limited liquidity and secondary market support;

(2)
substantial marketplace volatility resulting from changes in prevailing interest rates;

(3)
subordination to the prior claims of banks and other senior lenders;

(4)
the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates that could cause the CLO issuer to reinvest premature redemption proceeds in lower-yielding debt obligations;

(5)
the possibility that earnings of the high-yield debt security issuer may be insufficient to meet its debt service;

(6)
the declining creditworthiness and potential for insolvency of the issuer of such high-yield debt securities during periods of rising interest rates and/or economic downturn; and

(7)
greater susceptibility to losses and real or perceived adverse economic and competitive industry conditions than higher grade securities.

An economic downturn or an increase in interest rates could severely disrupt the market for high-yield debt securities and adversely affect the value of outstanding high-yield debt securities and the ability of the issuers thereof to repay principal and interest.
Issuers of high-yield debt securities may be highly leveraged and may not have available to them more traditional methods of financing. The risk associated with acquiring (directly or indirectly) the securities of such issuers generally is greater than is the case with highly rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield debt securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, timely service of debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high-yield debt securities because such securities may be unsecured and may be subordinated to obligations owed to other creditors of the issuer of such securities. In addition, the CLO issuer may incur additional expenses to the extent it (or any investment manager) is required to seek recovery upon a default on a high yield bond (or any other debt obligation) or participate in the restructuring of such obligation.
A portion of the loans held by CLOs in which we invest may consist of second lien loans. Second lien loans are secured by liens on the collateral securing the loan that are subordinated to the liens of at least one other class of obligations of the related obligor, and thus, the ability of the CLO issuer to exercise remedies after a second lien loan becomes a defaulted obligation is subordinated to, and limited by, the rights of the senior creditors holding such other classes of obligations. In many circumstances, the CLO issuer may be prevented from foreclosing on the collateral securing a second lien loan until the related first lien loan is paid in full. Moreover, any amounts that might be realized as a result of collection efforts or in connection with a bankruptcy or insolvency proceeding involving a second lien loan must generally be turned over to the first lien secured lender until the first lien secured lender has realized the full value of its own claims. In addition, certain of the second lien loans contain provisions requiring the CLO issuer’s interest in the collateral to be released in certain circumstances. These lien and payment obligation subordination provisions may materially and adversely affect the ability of the CLO issuer to realize value from second lien loans and adversely affect the fair value of and income from our investment in the CLO’s securities.

Risks associated with loan assignments and participations
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks associated with loan assignments and participations.
We, or the CLOs in which we invest, may acquire interests in loans either directly (by way of assignment, or “Assignments”) or indirectly (by way of participation, or “Participations”). The purchaser by an Assignment of a loan obligation typically succeeds to all the rights and obligations of the selling institution and becomes a lender under the loan or credit agreement with respect to the debt obligation. In contrast, Participations acquired by us or the CLOs in which we invest in a portion of a debt obligation held by a selling institution, or the “Selling Institution,” typically result in a contractual relationship only with such Selling Institution, not with the obligor. We or the CLOs in which we invest would have the right to receive payments of principal, interest and any fees to which we (or the CLOs in which we invest) are entitled under the Participation only from the Selling Institution and only upon receipt by the Selling Institution of such payments from the obligor. In purchasing a Participation, we or the CLOs in which we invest generally will have no right to enforce compliance by the obligor with the terms of the loan or credit agreement or other instrument evidencing such debt obligation, nor any rights of setoff against the obligor, and we or the CLOs in which we invest may not directly benefit from the collateral supporting the debt obligation in which it has purchased the Participation. As a result, we or the CLOs in which we invest would assume the credit risk of both the obligor and the Selling Institution. In the event of the insolvency of the Selling Institution, we or the CLOs in which we invest will be treated as a general creditor of the Selling Institution in respect of the Participation and may not benefit from any setoff between the Selling Institution and the obligor.
The holder of a Participation in a debt obligation may not have the right to vote to waive enforcement of any default by an obligor. Selling Institutions commonly reserve the right to administer the debt obligations sold by them as they see fit and to amend the documentation evidencing such debt obligations in all respects. However, most participation agreements with respect to senior secured loans provide that the Selling Institution may not vote in favor of any amendment, modification or waiver that (1) forgives principal, interest or fees, (2) reduces principal, interest or fees that are payable, (3) postpones any payment of principal (whether a scheduled payment or a mandatory prepayment), interest or fees or (4) releases any material guarantee or security without the consent of the participant (at least to the extent the participant would be affected by any such amendment, modification or waiver).
A Selling Institution voting in connection with a potential waiver of a default by an obligor may have interests different from ours, and the Selling Institution might not consider our interests in connection with its vote. In addition, many participation agreements with respect to senior secured loans that provide voting rights to the participant further provide that, if the participant does not vote in favor of amendments, modifications or waivers, the Selling Institution may repurchase such Participation at par. An investment by us in a synthetic security related to a loan involves many of the same considerations relevant to Participations.

Lack of liquidity
General Description of Registrant [Abstract]
Risk [Text Block]
The lack of liquidity in our investments may adversely affect our business.
High-yield investments, including subordinated CLO securities and collateral held by CLOs in which we invest, generally have limited liquidity. As a result, prices of high-yield investments have at times experienced significant and rapid decline when a substantial number of holders (or a few holders of a significantly large “block” of the securities) decided to sell. In addition, we (or the CLOs in which we invest) may have difficulty disposing of certain high-yield investments because there may be a thin trading market for such securities. To the extent that a secondary trading market for non-investment grade high-yield investments does exist, it would not be as liquid as the secondary market for highly rated investments. Reduced secondary market liquidity would have an adverse impact on the fair value of the securities and on our direct or indirect ability to dispose of particular securities in response to a specific economic event such as deterioration in the creditworthiness of the issuer of such securities.
As secondary market trading volumes increase, new loans frequently contain standardized documentation to facilitate loan trading that may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because holders of such loans are offered confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not purchased or sold as easily as publicly traded securities are purchased or sold. Although a secondary market may exist, risks similar to those described above in connection with an investment in high-yield debt investments are also applicable to investments in lower rated loans.
The securities issued by CLOs generally offer less liquidity than other investment grade or high-yield corporate debt, and are subject to certain transfer restrictions that impose certain financial and other eligibility requirements on prospective transferees. Other investments that we may purchase in privately negotiated transactions may also be illiquid or subject to legal restrictions on their transfer. As a result of this illiquidity, our ability to sell certain investments quickly, or at all, in response to changes in economic and other conditions and to receive a fair price when selling such investments may be limited, which could prevent us from making sales to mitigate losses on such investments. In addition, CLOs are subject to the possibility of liquidation upon an event of default, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances.

Counterparty risk
General Description of Registrant [Abstract]
Risk [Text Block]
We may be exposed to counterparty risk.
We may be exposed to counterparty risk, which could make it difficult for us or the CLOs in which we invest to collect on the obligations represented by investments and result in significant losses.
We may hold investments (including synthetic securities) that would expose us to the credit risk of our counterparties or the counterparties of the CLOs in which it invests. In the event of a bankruptcy or insolvency of such a counterparty, we or a CLO in which such an investment is held could suffer significant losses, including the loss of that part of our or the CLO’s portfolio financed through such a transaction, declines in the value of our investment, including declines that may occur during an applicable stay period, the inability to realize any gains on our investment during such period and fees and expenses incurred in enforcing our rights. If the CLO enters into or owns synthetic securities, the CLO may fall within the definition of “commodity pool” under CFTC rules, and the collateral manager of the CLO may be required to register as a commodity pool operator with the CFTC, which could increase costs for the CLO and reduce amounts available to pay to the residual tranche.
In addition, with respect to certain swaps and synthetic securities, neither a CLO nor we usually has a contractual relationship with the entities, referred to as “Reference Entities” whose payment obligations are the subject of the relevant swap agreement or security. Therefore, neither the CLOs nor we generally have a right to directly enforce compliance by the Reference Entity with the terms of this kind of underlying obligation, any rights of set-off against the Reference Entity or any voting rights with respect to the underlying obligation. Neither the CLOs nor we will directly benefit from the collateral supporting the underlying obligation and will not have the benefit of the remedies that would normally be available to a holder of such underlying obligation.
Furthermore, we may invest in unsecured notes which are linked to loans or other assets held by a bank or other financial institution on its balance sheet (so called “credit-linked notes”). Although the credit-linked notes are tied to the underlying performance of the assets held by the bank, such credit-linked notes are not secured by such assets and we have no direct or indirect ownership of the underlying assets. Thus, as a holder of such credit-linked notes, we would be subject to counterparty risk of the bank which issues the credit-linked notes (in addition to the risk associated with the assets themselves). To the extent the relevant bank experiences an insolvency event or goes into receivership, we may not receive payments on the credit-linked notes, or such payments may be delayed.

Risks associated with defaults on underlying asset
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks associated with defaults on an underlying asset held by a CLO.
A default and any resulting loss as well as other losses on an underlying asset held by a CLO may reduce the fair value of our corresponding CLO investment. A wide range of factors could adversely affect the ability of the borrower of an underlying asset to make interest or other payments on that asset. To the extent that actual defaults and losses on the collateral of an investment exceed the level of defaults and losses factored into its purchase price, the value of the anticipated return from the investment will be reduced. The more deeply subordinated the tranche of securities in which we invest, the greater the risk of loss upon a default. For example, CLO equity is the most subordinated tranche within a CLO and is therefore subject to the greatest risk of loss resulting from defaults on the CLO’s collateral, whether due to bankruptcy or otherwise. Any defaults and losses in excess of expected default rates and loss model inputs will have a negative impact on the fair value of our investments, will reduce the cash flows that we receive from our investments, adversely affect the fair value of our assets and could adversely impact our ability to pay dividends. Furthermore, the holders of the junior debt and equity tranches typically have limited rights with respect to decisions made with respect to collateral following an event of default on a CLO. In some cases, the senior most class of notes can elect to liquidate the collateral even if the expected proceeds are not expected to be able to pay in full all classes of notes. We could experience a complete loss of our investment in such a scenario.
In addition, the collateral of CLOs may require substantial workout negotiations or restructuring in the event of a default or liquidation. Any such workout or restructuring is likely to lead to a substantial reduction in the interest rate of such asset and/or a substantial write-down or write-off of all or a portion the principal of such asset. Any such reduction in interest rates or principal will negatively affect the fair value of our portfolio.

Risks associated with LAFs
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks associated with LAFs.
We may invest capital in LAFs, which are short- to medium-term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in LAFs have risks similar to those applicable to investments in CLOs. There typically will be no assurance that the future CLO will be consummated or that the loans held in such a loan accumulation facility are eligible for purchase by the CLO. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Company may be responsible for either holding or disposing of the loans. This could expose the Company primarily to credit and/or mark-to-market losses, and other risks. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage.
Furthermore, we likely will have no consent rights in respect of the loans to be acquired in such a facility and in the event we do have any consent rights, they will be limited. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, we may be responsible for either holding or disposing of the loans. This could expose us primarily to credit and/or mark-to-market losses, and other risks. LAFs typically incur leverage from four to six times prior to a CLO’s closing and as such the potential risk of loss will be increased for such facilities that employ leverage.

Synthetic strategy involves certain additional risks
General Description of Registrant [Abstract]
Risk [Text Block]
Our synthetic strategy involves certain additional risks.
We may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions, or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with the applicable reference assets, we will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. Accordingly, we generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. We will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, we may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset. Consequently, we will be subject to the credit risk of the counterparty as well as that of the reference obligor. As a result, concentrations of synthetic securities in any one counterparty subject us to an additional degree of risk with respect to defaults by such counterparty as well as by the reference obligor.

Risk of bankruptcy or insolvency
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks associated with the bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO in which we invest.
In the event of a bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO or other vehicle in which we invest, a court or other governmental entity may determine that our claims or those of the relevant CLO are not valid or not entitled to the treatment we expected when making our initial investment decision.
Various laws enacted for the protection of debtors may apply to the underlying assets in our investment portfolio. The information in this and the following paragraph represents a brief summary of certain points only, is not intended to be an extensive summary of the relevant issues and is applicable with respect to U.S. issuers and borrowers only. The following is not intended to be a summary of all relevant risks. Similar avoidance provisions to those described below are sometimes available with respect to non-U.S. issuers or borrowers, and there is no assurance that this will be the case which may result in a much greater risk of partial or total loss of value in that underlying asset.
If a court in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer or borrower of underlying assets, such as a trustee in bankruptcy, were to find that such issuer or borrower did not receive fair consideration or reasonably equivalent value for incurring the indebtedness constituting such underlying assets and, after giving effect to such indebtedness, the issuer or borrower (1) was insolvent; (2) was engaged in a business for which the remaining assets of such issuer or borrower constituted unreasonably small capital; or (3) intended to incur, or believed that it would incur, debts beyond our ability to pay such debts as they mature, such court could decide to invalidate, in whole or in part, the indebtedness constituting the underlying assets as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of the issuer or borrower or to recover amounts previously paid by the issuer or borrower in satisfaction of such indebtedness. In addition, in the event of the insolvency of an issuer or borrower of underlying assets, payments made on such underlying assets could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year under U.S. Federal bankruptcy law or even longer under state laws) before insolvency.
Our underlying assets may be subject to various laws for the protection of debtors in other jurisdictions, including the jurisdiction of incorporation of the issuer or borrower of such underlying assets and, if different, the jurisdiction from which it conducts business and in which it holds assets, any of which may adversely affect such issuer’s or borrower’s ability to make, or a creditor’s ability to enforce, payment in full, on a timely basis or at all. These insolvency considerations will differ depending on the jurisdiction in which an issuer or borrower or the related underlying assets are located and may differ depending on the legal status of the issuer or borrower.

Risks associated with hedging or derivative transactions
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks associated with any hedging or Derivative Transactions in which we participate.
We may in the future purchase and sell a variety of derivative instruments. To the extent we engage in Derivative Transactions, we expect to do so to hedge against interest rate, credit, currency and/or other risks or for other investment or risk management purposes. We may use Derivative Transactions for investment purposes to the extent consistent with our investment objectives if the Adviser deems it appropriate to do so. Derivative Transactions may be volatile and involve various risks different from, and in certain cases, greater than the risks presented by other instruments. The primary risks related to Derivative Transactions include counterparty, correlation, illiquidity, leverage, volatility, and OTC trading, operational and legal risks. A small investment in derivatives could have a large potential impact on our performance, effecting a form of investment leverage on our portfolio. In certain types of Derivative Transactions, we could lose the entire amount of our investment. In other types of Derivative Transactions, the potential loss is theoretically unlimited.
The following is a more detailed discussion of primary risk considerations related to the use of Derivative Transactions that investors should understand before investing in our securities.
Counterparty risk.   Counterparty risk is the risk that a counterparty in a Derivative Transaction will be unable to honor its financial obligation to us, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations. Certain participants in the derivatives market, including larger financial institutions, have experienced significant financial hardship and deteriorating credit conditions. If our counterparty to a Derivative Transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its obligations may increase substantially. If a counterparty becomes bankrupt, we may experience significant delays in obtaining recovery (if at all) under the derivative contract in bankruptcy or other reorganization proceeding; if our claim is unsecured, we will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. We may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivatives since generally a clearing organization becomes substituted for each counterparty to a cleared derivative and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to us.
Correlation risk.   When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent us from achieving the intended hedging effect or expose us to the risk of loss. The imperfect correlation between the value of a derivative and our underlying assets may result in losses on the Derivative Transaction that are greater than the gain in the value of the underlying assets in our portfolio. The Adviser may not hedge against a particular risk because it does not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge, or because it does not foresee the occurrence of the risk. These factors may have a significant negative effect on the fair value of our assets and the market value of our securities.
Liquidity risk.   Derivative Transactions, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets we would not be able to close out a position without incurring a loss. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which we may conduct transactions in derivative instruments may prevent prompt liquidation of positions, subjecting us to the potential of greater losses. As a result, we may need to liquidate other investments to meet margin and settlement payment obligations.
Leverage risk.   Trading in Derivative Transactions can result in significant leverage and risk of loss. Thus, the leverage offered by trading in derivative instruments will magnify the gains and losses we experience and could cause our NAV to be subject to wider fluctuations than would be the case if we did not use the leverage feature in derivative instruments.
Volatility risk.   The prices of many derivative instruments, including many options and swaps, are highly volatile. Price movements of options contracts and payments pursuant to swap agreements are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The value of options and swap agreements also depends upon the price of the securities or currencies underlying them.
OTC trading.   Derivative Transactions that may be purchased or sold may include instruments not traded on an organized market. The risk of non-performance by the counterparty to such Derivative Transaction may be greater and the ease with which we can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. In addition, significant disparities may exist between “bid” and “ask” prices for certain derivative instruments that are not traded on an exchange. Such instruments are often valued subjectively and may result in mispricings or improper valuations. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value, or both. In contrast, cleared derivative transactions benefit from daily mark-to-market pricing and settlement, and segregation and minimum capital requirements applicable to intermediaries. Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Transactions entered into directly between two counterparties generally do not benefit from such protections; however, certain uncleared derivative transactions are subject to minimum margin requirements which may require us and our counterparties to exchange collateral based on daily marked-to-market pricing. OTC trading generally exposes us to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing us to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where we have concentrated our transactions with a single or small group of counterparties.

Risks associated with investments in other investment companies
General Description of Registrant [Abstract]
Risk [Text Block]
We may be subject to risks associated with investments in other investment companies.
We may invest in securities of other investment companies, including closed-end funds, BDCs, mutual funds, and ETFs, and may otherwise invest indirectly in securities consistent with our investment objectives, subject to statutory limitations prescribed by the 1940 Act. These limitations include in certain circumstances a prohibition on us acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of our total assets in securities of any one investment company or more than 10% of our total assets in securities of all investment companies. Subject to applicable law and/or pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, we may invest in certain other investment companies (including ETFs and money market funds) and business development companies beyond these statutory limits or otherwise provided that certain conditions are met. We will indirectly bear our proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses that we regularly bear. We may only invest in other investment companies to the extent that the asset class exposure in such investment companies is consistent with the permissible asset class exposure for us had we invested directly in securities, and the portfolios of such investment companies are subject to similar risks as we are.

Indirectly fees and expenses of collateralized loan obligations equity securities
General Description of Registrant [Abstract]
Risk [Text Block]
Investors will bear indirectly the fees and expenses of the CLO equity securities in which we invest.
Investors will bear indirectly the fees and expenses (including management fees and other operating expenses) of the CLO equity securities in which we invest. CLO collateral manager fees are charged on the total assets of a CLO but are assumed to be paid from the residual cash flows after interest payments to the CLO senior debt tranches. Therefore, these CLO collateral manager fees (which generally range from 0.35% to 0.50% of a CLO’s total assets) are effectively much higher when allocated only to the CLO equity tranche. The calculation does not include any other operating expense ratios of the CLOs, as these amounts are not routinely reported to shareholders on a basis consistent with this methodology; however, it is estimated that additional operating expenses of 0.30% to 0.70% could be incurred. In addition, CLO collateral managers may earn fees based on a percentage of the CLO’s equity cash flows after the CLO equity has earned a cash-on-cash return of its capital and achieved a specified “hurdle” rate.

Risk of reinvestment
General Description of Registrant [Abstract]
Risk [Text Block]
We and our investments are subject to reinvestment risk.
As part of the ordinary management of its portfolio, a CLO will typically generate cash from asset repayments and sales and reinvest those proceeds in substitute assets, subject to compliance with its investment tests and certain other conditions. The earnings with respect to such substitute assets will depend on the quality of reinvestment opportunities available at the time. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or need to satisfy the CLO’s covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow that the CLO collateral manager is able to achieve. The investment tests may incentivize a CLO collateral manager to cause the CLO to buy riskier assets than it otherwise would, which could result in additional losses. These factors could reduce our return on investment and may have a negative effect on the fair value of our assets and the market value of our securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. In addition, in most CLO transactions, CLO debt investors are subject to the risk that the holders of a majority of the equity tranche, who can direct a call or refinancing of a CLO, causing such CLO’s outstanding CLO debt securities to be repaid at par earlier than expected. There can be no assurance that we will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Risks associated with non-U.S. investing
General Description of Registrant [Abstract]
Risk [Text Block]
We and our investments are subject to risks associated with non-U.S. investing.
While we invest primarily in CLOs that hold underlying U.S. assets, these CLOs may be organized outside the United States. We may also invest in CLOs that hold collateral that are non-U.S. assets, or otherwise invest in securities of non-U.S. issuers to the extent consistent with our investment strategies and objectives. Investing in foreign entities may expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, restrictions on the types or amounts of investment, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the U.S., higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations and greater price volatility. Further, we, and the CLOs in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions.
In addition, international trade tensions may arise from time to time which could result in trade tariffs, embargoes or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, supply chain disruptions, an oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies or industries, which could have a negative impact on the value of the CLO securities that we hold.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in periods when our assets are uninvested. Our inability to make intended investments due to settlement problems or the risk of intermediary counterparty failures could cause it to miss investment opportunities. The inability to dispose of an investment due to settlement problems could result either in losses to the funds due to subsequent declines in the value of such investment or, if we have entered into a contract to sell the security, could result in possible liability to the purchaser. Transaction costs of buying and selling foreign securities also are generally higher than those involved in domestic transactions. Furthermore, foreign financial markets have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.
The economies of individual non-U.S. countries may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, volatility of currency exchange rates, depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.
Russia Risk.   Russia’s military incursion into Ukraine, the response of the United States and other countries, and the potential for wider conflict, has increased volatility and uncertainty in the financial markets and may adversely affect the Company. Immediately following Russia’s invasion, the United States and other countries imposed wide-ranging economic sanctions on Russia, individual Russian citizens, and Russian banking entities and other businesses, including those in the energy sector. These unprecedented sanctions have been highly disruptive to the Russian economy and, given the interconnectedness of today’s global economy, could have broad and unforeseen macroeconomic implications. The ultimate nature, extent and duration of Russia’s military actions (including the potential for cyberattacks and espionage), and the response of state governments and businesses, cannot be predicted at this time. However, further escalation of the conflict could result in significant market disruptions, and negatively affect global supply chains, inflation and global growth. These and any related events could negatively impact the performance of the Company’s underlying obligors and/or the market value of the Company’s common shares or preferred stock.
Currency Risk.   Any of our investments that are denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar. Although we will consider hedging any non-U.S. dollar exposures back to U.S. dollars, an increase in the value of the U.S. dollar compared to other currencies in which we make investments would otherwise reduce the effect of increases and magnify the effect of decreases in the prices of our non-U.S. dollar denominated investments in their local markets. Fluctuations in currency exchange rates will similarly affect the U.S. dollar equivalent of any interest, dividends or other payments made that are denominated in a currency other than U.S. dollars.

Indication of future realized losses
General Description of Registrant [Abstract]
Risk [Text Block]
Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.
As a registered closed-end management investment company, we are required to carry our investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by the Adviser. Decreases in the market values or fair values of our investments are recorded as unrealized depreciation. Any unrealized losses in our portfolio could be an indication of an issuer’s inability to meet its repayment obligations to us with respect to the affected investments. This could result in realized losses in the future and ultimately in reductions of our income available for distribution or to make payments on our other obligations in future periods.
If our distributions exceed our taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to our common stockholders. A return of capital distribution will generally not be taxable to our stockholders.
However, a return of capital distribution will reduce a stockholder’s cost basis in shares of our common stock on which the distribution was received, thereby potentially resulting in a higher reported capital gain or lower reported capital loss when those shares of our common stock are sold or otherwise disposed of.

Income and fees may not be qualifying for income source requirement
General Description of Registrant [Abstract]
Risk [Text Block]
A portion of our income and fees may not be qualifying income for purposes of the income source requirement.
Some of the income and fees that we may recognize will not satisfy the qualifying income requirement applicable to RICs. In order to ensure that such income and fees do not disqualify us as a RIC for a failure to satisfy such requirement, we may need to recognize such income and fees indirectly through one or more entities classified as corporations for U.S. federal income tax purposes. Such corporations will be subject to U.S. corporate income tax on their earnings, which ultimately will reduce our return on such income and fees.

Risk of assurance of market price of common stock will not decline below net asset value per shar
General Description of Registrant [Abstract]
Risk [Text Block]
Common stock of closed-end management investment companies frequently trades at discounts to their respective NAVs, and we cannot assure you that the market price of our common stock will not decline below our NAV per share.
Common stock of closed-end management investment companies frequently trades at discounts to their respective NAVs and our common stock may also be discounted in the market. This characteristic of closed-end management investment companies is separate and distinct from the risk that our NAV per share may decline. We cannot predict whether shares of our common stock will trade above, at or below our NAV per share. The risk of loss associated with this characteristic of closed-end management investment companies may be greater for investors expecting to sell common stock purchased in an offering soon after such offering. In addition, if our common stock trades below our NAV per share, we will generally not be able to sell additional common stock to the public at market price except (1) in connection with a rights offering to our existing stockholders, (2) with the consent of the majority of the holders of our common stock, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit. See “Description of Our Capital Stock — Repurchase of Shares and Other Discount Measures.”

Risk of common stock price volatile and decrease substantially
General Description of Registrant [Abstract]
Risk [Text Block]
Our common stock price may be volatile and may decrease substantially.
The trading price of our common stock may fluctuate substantially. The price of our common stock that will prevail in the market may be higher or lower than the price you paid to purchase shares of our common stock, depending on many factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include the following:
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price and volume fluctuations in the overall stock market from time to time;

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investor demand for shares of our common stock;

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significant volatility in the market price and trading volume of securities of registered closed-end management investment companies or other companies in our sector, which are not necessarily related to the operating performance of these companies;
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changes in regulatory policies or tax guidelines with respect to RICs or registered closed-end management investment companies;

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failure to qualify as a RIC, or the loss of RIC status;

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any shortfall in revenue or net income or any increase in losses from levels expected by investors or securities analysts;

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changes, or perceived changes, in the value of our portfolio investments;

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departures of any members of the Senior Investment Team;

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operating performance of companies comparable to us; or

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general economic conditions and trends and other external factors.

Risk of target of litigation
General Description of Registrant [Abstract]
Risk [Text Block]
We and the Adviser could be the target of litigation.
We or the Adviser could become the target of securities class action litigation or other similar claims if our stock price fluctuates significantly or for other reasons. The outcome of any such proceedings could materially adversely affect our business, financial condition, and/or operating results and could continue without resolution for long periods of time. Any litigation or other similar claims could consume substantial amounts of our management’s time and attention, and that time and attention and the devotion of associated resources could, at times, be disproportionate to the amounts at stake. Litigation and other claims are subject to inherent uncertainties, and a material adverse impact on our financial statements could occur for the period in which the effect of an unfavorable final outcome in litigation or other similar claims becomes probable and reasonably estimable. In addition, we could incur expenses associated with defending ourselves against litigation and other similar claims, and these expenses could be material to our earnings in future periods.

Risk of sales in public market of substantial amounts of common stock
General Description of Registrant [Abstract]
Risk [Text Block]
Sales in the public market of substantial amounts of our common stock may have an adverse effect on the market price of our common stock.
Sales of substantial amounts of our common stock, including by selling stockholders, or the availability of such common stock for sale, whether or not actually sold, could adversely affect the prevailing market price of our common stock. If this occurs and continues, it could impair our ability to raise additional capital through the sale of equity securities should we desire to do so. For a discussion of the adverse effect that the concentration of beneficial ownership may have on the market price of our common stock, see “— Risks Related to Our Business and Structure — Significant stockholders may control the outcome of matters submitted to our stockholders or adversely impact the market price of our securities.”

Dilution of ownership percentage of common stockholders
General Description of Registrant [Abstract]
Risk [Text Block]
Our stockholders will experience dilution in their ownership percentage if they do not participate in our dividend reinvestment plan.
All distributions declared in cash payable to stockholders that are participants in our dividend reinvestment plan are automatically reinvested in shares of our common stock. As a result, our stockholders that do not participate in our dividend reinvestment plan will experience dilution in their ownership percentage of our common stock over time.

Risk of interest diluted if shareholder do not fully exercise subscription rights in any rights offering
General Description of Registrant [Abstract]
Risk [Text Block]
Your interest in us may be diluted if you do not fully exercise your subscription rights in any rights offering.
In the event we issue subscription rights to purchase shares of our common stock to existing stockholders, stockholders who do not fully exercise their rights should expect that they will, at the completion of the offer, own a smaller proportional interest in us than would otherwise be the case if they fully exercised their rights. We cannot state precisely the amount of any such dilution in share ownership because we do not know at this time what proportion of the shares will be purchased as a result of the offer.
In addition, if the subscription price is less than our net asset value per share, then our stockholders would experience an immediate dilution of the aggregate net asset value of their shares as a result of the offer. The amount of any decrease in net asset value is not predictable because it is not known at this time what the subscription price and net asset value per share will be on the expiration date of the rights offering or what proportion of the shares will be purchased as a result of the offer. Such dilution could be substantial.

Risk of impact of tax legislation
General Description of Registrant [Abstract]
Risk [Text Block]
The impact of tax legislation on us, our stockholders and our investments is uncertain.
Changes in tax laws, regulations or administrative interpretations or any amendments thereto could adversely affect us, the entities in which we invest, or our stockholders. You are urged to consult with your tax advisor with respect to the impact of any such legislation or other regulatory or administrative developments and proposals and their potential effect on your investment in us.

Risk of preferred stock and indebtedness incurred in connection with borrowings under BNP Credit Facility may cause the NAV and market value of common stock to be more volatile
General Description of Registrant [Abstract]
Risk [Text Block]
Our preferred stock and/ the indebtedness incurred in connection with borrowings under our BNP Credit Facility may cause the NAV and market value of our common stock to be more volatile.
Any indebtedness incurred in connection with our BNP Credit Facility, Series A Term Preferred Stock, and any future issuances of additional series of preferred stock or debt securities or other indebtedness, may cause the NAV and market value of our common stock to become more volatile. If the dividend rate on the preferred stock or interest rate payable on our indebtedness were to approach the net rate of return on our investment portfolio, the benefit of leverage to the common stockholders would be reduced. If the dividend rate on the preferred stock or interest rate payable on our indebtedness were to exceed the net rate of return on our portfolio, the leverage would result in a lower rate of return to the common stockholders than if we had not issued preferred stock or incurred any indebtedness. Any decline in the NAV of our investments would be borne entirely by the common stockholders. Therefore, if the market value of our portfolio were to decline, the leverage would result in a greater decrease in NAV to the common stockholders than if we were not leveraged through the issuance of preferred stock and the borrowings under our BNP Credit Facility or the future issuance of any debt securities. This greater NAV decrease would also tend to cause a greater decline in the market price for common stock. We might be in danger of failing to maintain the required asset coverage of the preferred stock or indebtedness or, in an extreme case, our current investment income might not be sufficient to meet the dividend requirements on the preferred stock or interest payments on our indebtedness. In order to counteract such an event, we might need to liquidate investments in order to make payments under our BNP Credit Facility or other future indebtedness or in order to fund a redemption of some or all of the preferred stock. In addition, we would pay (and the common stockholders would bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred stock or our BNP Credit Facility, including higher advisory fees if our total return exceeds the dividend rate on the preferred stock or the interest rate payable on our indebtedness.

Risk of increase in Market yields result in decline in the price of Preferred Stock
General Description of Registrant [Abstract]
Risk [Text Block]
Market yields may increase, which would result in a decline in the price of our Preferred Stock.
The prices of fixed income investments, such as our Preferred Stock, vary inversely with changes in market yields. The market yields on securities comparable to our Preferred Stock may increase, which would result in a decline in the secondary market price of shares of our Preferred Stock prior to the redemption date of such Preferred Stock. Our future debt securities, if any, would be expected to be subject to similar risks.

Risk of early redemption of Preferred Stock
General Description of Registrant [Abstract]
Risk [Text Block]
Our Preferred Stock is subject to a risk of early redemption, and holders may not be able to reinvest their funds.
We may voluntarily redeem some or all of the outstanding shares of our Preferred Stock on or after the dates stated in the applicable governing documents. We also may be forced to redeem some or all of the outstanding shares of our Preferred Stock to meet regulatory requirements and the asset coverage requirements of such shares. Any such redemption may occur at a time that is unfavorable to holders of our Preferred Stock. We may have an incentive to redeem any of our outstanding Preferred Stock if market conditions allow us to issue other preferred stock or debt securities at a rate that is lower than the dividend rate on the outstanding Preferred Stock. If we redeem shares of Preferred Stock, the holders of such redeemed shares face the risk that the return on an investment purchased with proceeds from such redemption may be lower than the return previously obtained from the investment in the Preferred Stock.

Risk of active trading market for Preferred Stock may not exist
General Description of Registrant [Abstract]
Risk [Text Block]
An active trading market for the Preferred Stock may not exist, which could adversely affect the market price of our Preferred Stock or a holder’s ability to sell their shares.
Our outstanding Preferred Stock is currently listed on the NYSE and future preferred stock also may be listed on the NYSE. However, we cannot provide any assurances that an active trading market for the Preferred Stock will exist in the future or that you will be able to sell your shares of the Preferred Stock. Even if an active trading market does exist, shares of the Preferred Stock may trade at a discount from the liquidation preference for such shares depending on prevailing interest rates, the market for similar securities, our credit ratings, if any, general economic conditions, our financial condition, performance and prospects and other factors. To the extent an active trading market does not exist, the liquidity and trading price for shares of the Preferred Stock may be harmed. Accordingly, holders may be required to bear the financial risk of an investment in the Preferred Stock for an indefinite period of time.

Risk of preferred Stock will be subordinate to rights of holders of senior indebtedness
General Description of Registrant [Abstract]
Risk [Text Block]
Our Preferred Stock will be subordinate to the rights of holders of senior indebtedness.
While the holders of Preferred Stock will have equal liquidation and distribution rights to any other series of preferred stock that may be issued in the future, they will be subordinated to the rights of holders of our other senior indebtedness, including indebtedness under our BNP Credit Facility. Therefore, dividends, distributions and other payments to holders of the Preferred Stock in liquidation or otherwise may be subject to prior payments due to the holders of senior indebtedness. In addition, the 1940 Act may provide debt holders with voting rights that are superior to the voting rights of the Preferred Stock.

Dividend risk on Preferred Stock
General Description of Registrant [Abstract]
Risk [Text Block]
Holders of our Preferred Stock will bear dividend risk.
We may be unable to pay dividends on our Preferred Stock under some circumstances. The terms of any future indebtedness we may incur could preclude the payment of dividends in respect of equity securities, including our Preferred Stock, under certain conditions.

Risk of increased gain or a reduced loss upon subsequent sales
General Description of Registrant [Abstract]
Risk [Text Block]
To the extent that our distributions represent a return of capital for U.S. federal income tax purposes, holders of our Preferred Stock may recognize an increased gain or a reduced loss upon subsequent sales (including cash redemptions) of their shares of Preferred Stock.
The dividends payable by us on our Preferred Stock may exceed our current and accumulated earnings and profits as determined for U.S. federal income tax purposes. If that were to occur, it would result in the amount of distributions that exceed our earnings and profits being treated first as a return of capital to the extent of a holder’s adjusted tax basis in the holder’s Preferred Stock and then, to the extent of any excess over the holder’s adjusted tax basis in the holder’s Preferred Stock, as capital gain. Any distribution that is treated as a return of capital will reduce the holder’s adjusted tax basis in the holder’s Preferred Stock, and subsequent sales (including cash redemptions) of such holder’s Preferred Stock will result in recognition of an increased taxable gain or reduced taxable loss due to the reduction in such adjusted tax basis. See “U.S. Federal Income Tax Matters — Taxation of Stockholders — Taxation of U.S. resident holders of our stock.”

Risk of delay in redemption of Preferred Stock
General Description of Registrant [Abstract]
Risk [Text Block]
There is a risk of delay in our redemption of our Preferred Stock, and we may fail to redeem such securities as required by their terms.
We generally make investments in CLO vehicles whose securities are not traded in any public market. Substantially all of the investments we presently hold and the investments we expect to acquire in the future are, and will be, subject to legal and other restrictions on resale and will otherwise be less liquid than publicly traded securities. The illiquidity of our investments may make it difficult for us to obtain cash equal to the value at which we record our investments quickly if a need arises. If we are unable to obtain sufficient liquidity prior to the mandatory redemption date, we may be forced to engage in a partial redemption or to delay a required redemption. If such a partial redemption or delay were to occur, the market price of shares of our Preferred Stock might be adversely affected.

Risk of future debt securities if any may be unsecured
General Description of Registrant [Abstract]
Risk [Text Block]
Our future debt securities, if any, may be unsecured and therefore effectively subordinated to any secured indebtedness we may incur in the future.
Our future debt securities, if any, may not be secured by any of our assets or any of the assets of our subsidiaries. In such cases, our future debt securities, if any, would be subordinated to any secured indebtedness we or our subsidiaries may incur in the future (or any indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of our future debt securities to the extent such debt securities are unsecured.

Risk of future debt securities if any may be structurally subordinated to indebtedness and other liabilities of subsidiaries
General Description of Registrant [Abstract]
Risk [Text Block]
Our future debt securities, if any, may be structurally subordinated to the indebtedness and other liabilities of our subsidiaries.
Our future debt securities, if any, may be obligations exclusively of Eagle Point Income Company Inc. and not of any of our subsidiaries. In such cases, none of our subsidiaries would act as a guarantor of our future debt securities, if any, and our future debt securities, if any, would not be required to be guaranteed by any subsidiaries we may acquire or create in the future. The assets of any such subsidiary would not be directly available to satisfy the claims of our creditors, including holders of our future debt securities, if any.
Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors (including holders of Preferred Stock or debt, if any) of our subsidiaries will have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of our future debt securities, if any) with respect to the assets of such subsidiaries. Even if we were recognized as a creditor of one or more of our subsidiaries, our claims would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, our future debt securities, if any, would be structurally subordinated to all indebtedness and other liabilities (including trade payables) of our subsidiaries and any subsidiaries that we may in the future acquire or establish as financing vehicles or otherwise.

Risk of active trading market for future debt securities could adversely affect the market price of future debt securities
General Description of Registrant [Abstract]
Risk [Text Block]
An active trading market for our future debt securities, if any, may not exist, which could adversely affect the market price of our future debt securities, if any, or a holder’s ability to sell them.
Future debt securities, if any, may be listed on the NYSE. However, we cannot provide any assurances that an active trading market for our future debt securities, if any, will exist in the future or that you will be able to sell our future debt securities, if any. Even if an active trading market does exist, our future debt securities, if any, may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, if any, general economic conditions, our financial condition, performance and prospects and other factors. To the extent an active trading market does not exist, the liquidity and trading price for our future debt securities, if any, may be harmed. Accordingly, holders may be required to bear the financial risk of an investment in our future debt securities, if any, for an indefinite period of time.

Risk of optional redemption provision may materially adversely affect return on future debt securities
General Description of Registrant [Abstract]
Risk [Text Block]
Any optional redemption provision may materially adversely affect the return on our future debt securities, if any.
Our future debt securities, if any, may be redeemable in whole or in part at any time or from time to time at our sole option as set forth in the applicable indenture or otherwise. We may choose to redeem any of our future debt securities, if any, at times when prevailing interest rates are lower than the interest rate paid on the applicable future debt securities, if any. In this circumstance, holders may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as that of the future debt securities, if any, being redeemed.

Risk of default obligations to pay other indebtedness
General Description of Registrant [Abstract]
Risk [Text Block]
If we default on our obligations to pay our other indebtedness, we may not be able to make payments on our future debt securities, if any.
Any default under any agreements that may govern our future debt securities, if any, our future indebtedness or under other indebtedness to which we may be a party that is not waived by the required lenders or holders, and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on our future debt securities, if any, and substantially decrease the market value of our future debt securities, if any. If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing any future indebtedness, we could be in default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders of the debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation. If our operating performance declines, we may in the future need to seek to obtain waivers from the required lenders or holders of any debt that we may incur in the future to avoid being in default. If we breach our covenants under our debt and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders of the debt. If this occurs, we would be in default and our lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations could proceed against the collateral securing the debt. Because any future debt will likely have customary cross-default provisions, if the indebtedness thereunder or under any future credit facility is accelerated, we may be unable to repay or finance the amounts due. See “Description of Our Debt Securities.”

Risk of FATCA withholding may apply to payments to certain foreign entities
General Description of Registrant [Abstract]
Risk [Text Block]
FATCA withholding may apply to payments to certain foreign entities.
Payments made under our future debt securities, if any, to a foreign financial institution, or “FFI,” or non-financial foreign entity, or “NFFE” (including such an institution or entity acting as an intermediary), may be subject to a U.S. withholding tax of 30% under U.S. Foreign Account Tax Compliance Act provisions of the Code (commonly referred to as “FATCA”). This withholding tax may apply to certain payments of interest on our future debt securities, if any, unless the FFI or NFFE complies with certain information reporting, withholding, identification, certification and related requirements imposed by FATCA. Depending upon the status of a holder and the status of an intermediary through which any of our future debt securities, if any, may be held, the holder could be subject to this 30% withholding tax in respect of any interest paid on our future debt securities, if any, as well as any proceeds from the sale or other disposition of our future debt securities, if any. See “U.S. Federal Income Tax Matters — Taxation of Stockholders — FATCA Withholding on Payments to Certain Foreign Entities” in this prospectus for more information.

Risk of uncertainty to value of portfolio investments
General Description of Registrant [Abstract]
Risk [Text Block]
Our investment portfolio is recorded at fair value in accordance with the 1940 Act. As a result, there will be uncertainty as to the value of our portfolio investments.
Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by our board of directors, in accordance with Rule 2a-5 under the 1940 Act. Typically, there is no public market for the type of investments we target. As a result, the Adviser values these securities at least quarterly based on relevant information compiled by itself and third-party pricing services (when available) and with the oversight of our board of directors.
The determination of fair value and, consequently, the amount of unrealized gains and losses in our portfolio, are to a certain degree subjective and dependent on a valuation process approved and overseen by our board of directors. Certain factors that may be considered in determining the fair value of our investments include non-binding indicative bids and the number of trades (and the size and timing of each trade) in an investment. Valuation of certain investments is also based, in part, upon third party valuation models which take into account various market inputs. Investors should be aware that the models, information and/or underlying assumptions utilized by the Adviser or such models will not always correctly capture the fair value of an asset. Because such valuations, and particularly valuations of securities that are not publicly traded like those we hold, are inherently uncertain, they may fluctuate over short periods of time and may be based on estimates. The Adviser’s determinations of fair value may differ materially from the values that would have been used if an active public market for these securities existed. The Adviser’s determinations of the fair value of our investments have a material impact on our net earnings through the recording of unrealized appreciation or depreciation of investments and may cause our NAV on a given date to understate or overstate, possibly materially, the value that we may ultimately realize on one or more of our investments. See “Conflicts of Interest — Valuation.”

Dependency on Adviser’s ability to effectively manage and deploy capital
General Description of Registrant [Abstract]
Risk [Text Block]
Our financial condition and results of operations depend on the Adviser’s ability to effectively manage and deploy capital.
Our ability to achieve our investment objectives depends on the Adviser’s ability to effectively manage and deploy capital, which depends, in turn, on the Adviser’s ability to identify, evaluate and monitor, and our ability to acquire, investments that meet our investment criteria.
Accomplishing our investment objectives on a cost-effective basis is largely a function of the Adviser’s handling of the investment process, its ability to provide competent, attentive and efficient services and our access to investments offering acceptable terms, either in the primary or secondary markets. Even if we are able to grow and build upon our investment operations, any failure to manage our growth effectively could have a material adverse effect on our business, financial condition, results of operations and prospects. The results of our operations will depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets and economic conditions. Furthermore, if we cannot successfully operate our business or implement our investment policies and strategies as described in this prospectus, it could adversely impact our ability to pay dividends or make distributions. In addition, because the trading methods employed by the Adviser on our behalf are proprietary, stockholders will not be able to determine details of such methods or whether they are being followed.

Reliant on Adviser
General Description of Registrant [Abstract]
Risk [Text Block]
We are reliant on the Adviser continuing to serve as our investment adviser.
The Adviser manages our investments. Consequently, our success depends, in large part, upon the services of the Adviser and the skill and expertise of the Adviser’s professional personnel, in particular, Thomas P. Majewski. Incapacity of Mr. Majewski could have a material and adverse effect on our performance. There can be no assurance that the professional personnel of the Adviser will continue to serve in their current positions or continue to be employed by the Adviser. We can offer no assurance that their services will be available for any length of time or that the Adviser will continue indefinitely as our investment adviser.
Under the Personnel and Resources Agreement, Eagle Point Credit Management makes available the personnel and resources, including portfolio managers and investment personnel, to the Adviser as the Adviser may determine to be reasonably necessary to the conduct of its operations. The Adviser depends upon access to the investment professionals and other resources of Eagle Point Credit Management and its affiliates to fulfill its obligations to us under the Investment Advisory Agreement. We are not a party to the Personnel and Resources Agreement and cannot assure you that Eagle Point Credit Management will fulfill its obligations under the agreement. If Eagle Point Credit Management fails to perform, we cannot assure that Eagle Point Income Management will enforce the Personnel and Resources Agreement, that such agreement will not be terminated by either party or that we will continue to have access to the investment professionals of Eagle Point Credit Management and its affiliates or their information.

Risk of replacement of Advisor
General Description of Registrant [Abstract]
Risk [Text Block]
The Adviser and the Administrator each has the right to resign on 90 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.
The Adviser has the right, under the Investment Advisory Agreement, and the Administrator has the right under the Administration Agreement, to resign at any time upon 90 days’ written notice, whether we have found a replacement or not. If the Adviser or the Administrator resigns, we may not be able to find a new investment adviser or hire internal management, or find a new administrator, as the case may be, with similar expertise and ability to provide the same or equivalent services on acceptable terms within 90 days, or at all. If we are unable to do so quickly, our operations are likely to experience a disruption, our financial condition, business and results of operations, as well as our ability to make distributions to our stockholders and other payments to securityholders, are likely to be adversely affected and the market price of our securities may decline. In addition, the coordination of our internal management and investment activities is likely to suffer if we are unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by the Adviser and the Administrator and their affiliates. Even if we are able to retain comparable management and administration, whether internal or external, the integration of such management and their lack of familiarity with our investment objectives and operations would likely result in additional costs and time delays that may adversely affect our financial condition, business and results of operations.

Risk of success depend on ability of Adviser and its affiliates in competitive environment
General Description of Registrant [Abstract]
Risk [Text Block]
Our success will depend on the ability of the Adviser and certain of its affiliates to attract and retain qualified personnel in a competitive environment.
Our growth will require that the Adviser and certain of its affiliates attract and retain new investment and administrative personnel in a competitive market. The Adviser’s and such affiliates’ ability to attract and retain personnel with the requisite credentials, experience and skills will depend on several factors including its ability to offer competitive compensation, benefits and professional growth opportunities. Many of the entities, including investment funds (such as private equity funds, mezzanine funds and business development companies) and traditional financial services companies, with which the Adviser will compete for experienced personnel have greater resources than the Adviser has.

Significant actual and potential conflicts of interest
General Description of Registrant [Abstract]
Risk [Text Block]
There are significant actual and potential conflicts of interest which could impact our investment returns.
Our executive officers and directors, and the Adviser and certain of its affiliates and their officers and employees, including the Senior Investment Team, have several conflicts of interest as a result of the other activities in which they engage. For example, the members of the Adviser’s investment team are and may in the future become affiliated with entities engaged in business activities similar to ours, including ECC and EPIIF, and may have conflicts of interest in allocating their time. Moreover, each member of the Senior Investment Team is engaged in other business activities which divert their time and attention. The professional staff of the Adviser will devote as much time to us as such professionals deem appropriate to perform their duties in accordance with the Investment Advisory Agreement. However, such persons may be committed to providing investment advisory and other services for other clients, and engage in other business ventures in which we have no interest. As a result of these separate business activities, the Adviser has conflicts of interest in allocating management time, services and functions among us, other advisory clients and other business ventures.

Incentives not fully aligned with interests of stockholders
General Description of Registrant [Abstract]
Risk [Text Block]
Our management fee structure may create incentives for the Adviser that are not fully aligned with the interests of our stockholders.
In the course of our investing activities, we pay a management fee to the Adviser and reimburse the Adviser for certain expenses it incurs. As a result, investors in our securities receive distributions on a “net” basis after expenses, potentially resulting in a lower rate of return than an investor might achieve through direct investments.
Since the management fee is based on our Managed Assets, which includes assets purchased using leverage, the Adviser benefits when we incur debt or use leverage. The use of leverage increases the risk of investing in us.

Riskier action of Advisors on behalf of company
General Description of Registrant [Abstract]
Risk [Text Block]
The Adviser’s liability is limited under the Investment Advisory Agreement, and we have agreed to indemnify the Adviser against certain liabilities, which may lead the Adviser to act in a riskier manner on our behalf than it would when acting for its own account.
Under the Investment Advisory Agreement, the Adviser does not assume any responsibility to us other than to render the services called for under the agreement, and it is not responsible for any action of our board of directors in following or declining to follow the Adviser’s advice or recommendations. The Adviser maintains a contractual and fiduciary relationship with us. Under the terms of the Investment Advisory Agreement, the Adviser, its officers, managers, members, agents, employees and other affiliates are not liable to us for acts or omissions performed in accordance with and pursuant to the Investment Advisory Agreement, except those resulting from acts constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. In addition, we have agreed to indemnify the Adviser and each of its officers, managers, members, agents, employees and other affiliates from and against all damages, liabilities, costs and expenses (including reasonable legal fees and other amounts reasonably paid in settlement) incurred by such persons arising out of or based on performance by the Adviser of its obligations under the Investment Advisory Agreement, except where attributable to willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. These protections may lead the Adviser to act in a riskier manner when acting on our behalf than it would when acting for its own account.

Risk of not able to achieve same or similar returns like senior investment team achieved
General Description of Registrant [Abstract]
Risk [Text Block]
The Adviser may not be able to achieve the same or similar returns as those achieved by other portfolios managed by the Senior Investment Team.
Although the Senior Investment Team manages other investment portfolios, including accounts using investment objectives, investment strategies and investment policies similar to ours, we cannot assure you that we will be able to achieve the results realized by any other vehicles managed by the Senior Investment Team.

Fluctuations in Net asset Value (NAV)
General Description of Registrant [Abstract]
Risk [Text Block]
We may experience fluctuations in our NAV and quarterly operating results.
We could experience fluctuations in our NAV from month to month and in our quarterly operating results due to a number of factors, including the timing of distributions to our stockholders, fluctuations in the value of the CLO securities that we hold, our ability or inability to make investments that meet our investment criteria, the interest and other income earned on our investments, the level of our expenses (including the interest or dividend rate payable on the debt securities or preferred stock we issue), variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. As a result of these factors, our NAV and results for any period should not be relied upon as being indicative of our NAV and results in future periods.

Board of directors change operating policies and strategies without stockholder approval
General Description of Registrant [Abstract]
Risk [Text Block]
Our board of directors may change our operating policies and strategies without stockholder approval, the effects of which may be adverse.
Our board of directors has the authority to modify or waive our current operating policies, investment criteria and strategies, other than those that we have deemed to be fundamental, without prior stockholder approval. We cannot predict the effect any changes to our current operating policies, investment criteria and strategies would have on our business, NAV, operating results and value of our securities. However, the effects of any such changes could adversely impact our ability to pay dividends and cause you to lose all or part of your investment.

Risk of metrics relating to financial performance
General Description of Registrant [Abstract]
Risk [Text Block]
Our management’s estimates of certain metrics relating to our financial performance for a period are subject to revision based on our actual results for such period.
Our management makes and publishes unaudited estimates of certain metrics indicative of our financial performance, including the NAV per share of our common stock and the range of NAV per share of our common stock on a monthly basis, and the range of the net investment income and realized gain/loss per share of our common stock on a quarterly basis. While any such estimate will be made in good faith based on our most recently available records as of the date of the estimate, such estimates are subject to financial closing procedures, the Adviser’s final determination of the fair value of our applicable investments as of the end of the applicable quarter and other developments arising between the time such estimate is made and the time that we finalize our quarterly financial results and may differ materially from the results reported in the audited financial statements and/or the unaudited financial statements included in filings we make with the SEC. As a result, investors are cautioned not to place undue reliance on any management estimates presented in this prospectus or any related amendment to this prospectus or related prospectus supplement and should view such information in the context of our full quarterly or annual results when such results are available.

Maintaining Regulated Investment Company (RIC) status
General Description of Registrant [Abstract]
Risk [Text Block]
We will be subject to corporate-level income tax if we are unable to maintain our RIC status for U.S. federal income tax purposes.
We can offer no assurance that we will be able to maintain RIC status. To obtain and maintain RIC tax treatment under the Code, we must meet certain annual distribution, income source and asset diversification requirements.
The annual distribution requirement for a RIC will be satisfied if we distribute dividends to our stockholders each tax year of an amount generally at least equal to 90% of the sum of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because we use debt financing, we are subject to certain asset coverage requirements under the 1940 Act and may be subject to financial covenants that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirement. If we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
The income source requirement will be satisfied if we obtain at least 90% of our income for each tax year from dividends, interest, gains from the sale of our securities or similar sources.
The asset diversification requirement will be satisfied if we meet certain asset composition requirements at the end of each quarter of our tax year. Failure to meet those requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments are expected to be in CLO securities for which there will likely be no active public market, any such dispositions could be made at disadvantageous prices and could result in substantial losses.
If we fail to qualify for RIC tax treatment for any reason and remain or become subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.

Difficulty in paying required distributions
General Description of Registrant [Abstract]
Risk [Text Block]
We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
For federal income tax purposes, we will include in income certain amounts that we have not yet received in cash, such as original issue discount or market discount, which may arise if we acquire a debt security at a significant discount to par, or payment-in-kind interest, which represents contractual interest added to the principal amount of a debt security and due at the maturity of the debt security. We also may be required to include in income certain other amounts that we have not yet, and may not ever, receive in cash. Our investments in payment-in-kind interest may represent a higher credit risk than loans for which interest must be paid in full in cash on a regular basis. For example, even if the accounting conditions for income accrual are met, the issuer of the security could still default when our actual collection is scheduled to occur upon maturity of the obligation.
Since, in certain cases, we may recognize income before or without receiving cash representing such income, we may have difficulty meeting the annual distribution requirement necessary to maintain RIC tax treatment under the Code. Accordingly, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

Risk of cash distributions to stockholders may change and portion of distributions to stockholders
General Description of Registrant [Abstract]
Risk [Text Block]
Our cash distributions to stockholders may change and a portion of our distributions to stockholders may be a return of capital.
The amount of our cash distributions may increase or decrease at the discretion of our board of directors, based upon its assessment of the amount of cash available to us for this purpose and other factors. Unless we are able to generate sufficient cash through the successful implementation of our investment strategy, we may not be able to sustain a given level of distributions and may need to reduce the level of our cash distributions in the future. Further, to the extent that the portion of the cash generated from our investments that is recorded as interest income for financial reporting purposes is less than the amount of our distributions, all or a portion of one or more of our future distributions, if declared, may comprise a return of capital. Accordingly, stockholders should not assume that the sole source of any of our distributions is net investment income. Any reduction in the amount of our distributions would reduce the amount of cash received by our stockholders and could have a material adverse effect on the market price of our shares. See “— Risks Related to Our Investments — Our investments are subject to prepayment risk” and “— Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.”

Risk of stockholders may receive shares of common stock as distributions which could result in adverse tax consequences
General Description of Registrant [Abstract]
Risk [Text Block]
Our stockholders may receive shares of our common stock as distributions, which could result in adverse tax consequences to them.
In order to satisfy certain annual distribution requirements to maintain RIC tax treatment under Subchapter M of the Code, we may declare a large portion of a distribution in shares of our common stock instead of in cash even if a stockholder has opted out of participation in the dividend reinvestment plan. Historically, we have not declared any portion of our distributions in shares of our common stock. As long as at least 20% of such distribution is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a stockholder generally would be subject to tax on 100% of the fair market value of the distribution on the date the distribution is received by the stockholder in the same manner as a cash distribution, even though most of the distribution was paid in shares of our common stock.

Need additional capital to finance and acquisition of new investments
General Description of Registrant [Abstract]
Risk [Text Block]
Because we expect to distribute substantially all of our ordinary income and net realized capital gains to our stockholders, we may need additional capital to finance the acquisition of new investments and such capital may not be available on favorable terms, or at all.
In order to maintain our RIC status, we are required to distribute at least 90% of the sum of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. As a result, these earnings will not be available to fund new investments, and we will need additional capital to fund growth in our investment portfolio. If we fail to obtain additional capital, we could be forced to curtail or cease new investment activities, which could adversely affect our business, operations and results. Even if available, if we are not able to obtain such capital on favorable terms, it could adversely affect our net investment income.

Disruption or downturn in capital markets
General Description of Registrant [Abstract]
Risk [Text Block]
A disruption or downturn in the capital markets and the credit markets could impair our ability to raise capital and negatively affect our business.
We may be materially affected by market, economic and political conditions globally and in the jurisdictions and sectors in which we invest or operate, including conditions affecting interest rates and the availability of credit. Unexpected volatility, illiquidity, governmental action, currency devaluation or other events in the global markets in which we directly or indirectly hold positions could impair our ability to carry out our business and could cause us to incur substantial losses. These factors are outside our control and could adversely affect the liquidity and value of our investments, and may reduce our ability to make attractive new investments.
In particular, economic and financial market conditions significantly deteriorated for a significant part of the past decade as compared to prior periods. Global financial markets experienced considerable declines in the valuations of debt and equity securities, an acute contraction in the availability of credit and the failure of a number of leading financial institutions. As a result, certain government bodies and central banks worldwide, including the U.S. Treasury Department and the U.S. Federal Reserve, undertook unprecedented intervention programs, the effects of which remain uncertain. Although certain financial markets have improved, to the extent economic conditions experienced during the past decade recur, they may adversely impact our investments. Signs of deteriorating sovereign debt conditions in Europe and elsewhere and uncertainty regarding the U.S. economy more generally could lead to further disruption in the global markets. Trends and historical events do not imply, forecast or predict future events, and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances may vary significantly.
We may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries with which we interact in the conduct of our business.
We also may be subject to risk arising from a broad sell off or other shift in the credit markets, which may adversely impact our income and NAV. In addition, if the value of our assets declines substantially, we may fail to maintain the minimum asset coverage imposed upon us by the 1940 Act. Any such failure would affect our ability to issue additional preferred stock, debt securities and other senior securities, including borrowings, and may affect our ability to pay distributions on our capital stock, which could materially impair our business operations. Our liquidity could be impaired further by an inability to access the capital markets or to obtain additional debt financing. For example, we cannot be certain that we would be able to obtain debt financing on commercially reasonable terms, if at all. In previous market cycles, many lenders and institutional investors have previously reduced or ceased lending to borrowers. In the event of such type of market turmoil and tightening of credit, increased market volatility and widespread reduction of business activity could occur, thereby limiting our investment opportunities.
Moreover, we are unable to predict when economic and market conditions may be favorable in future periods. Even if market conditions are broadly favorable over the long term, adverse conditions in particular sectors of the financial markets could adversely impact our business.

Risk of unable to refinance or obtain additional debt capital
General Description of Registrant [Abstract]
Risk [Text Block]
If we are unable to refinance and/or obtain additional debt capital, our business could be materially adversely affected.
We have obtained debt financing in order to obtain funds to make additional investments and grow our portfolio of investments. Such debt capital may take the form of a term credit facility with a fixed maturity date or other fixed term instruments, and we may be unable to extend, refinance or replace such debt financings prior to their maturity. If we are unable to refinance and/or obtain additional debt capital on commercially reasonable terms, our liquidity will be lower than it would have been with the benefit of such financings, which would limit our ability to grow our business. Any such limitations on our ability to grow and take advantage of leverage may decrease our earnings, if any, and distributions to stockholders, which in turn may lower the trading price of our securities. In addition, in such event, we may need to liquidate certain of our investments, which may be difficult to sell if required, meaning that we may realize significantly less than the value at which we have recorded our investments. Furthermore, to the extent we are not able to raise capital and are at or near our targeted leverage ratios, we may receive smaller allocations, if any, on new investment opportunities under the Adviser’s allocation policy.
Debt capital that is available to us in the future, if any, including upon the refinancing of then-existing debt prior to its maturity, may be at a higher cost and on less favorable terms and conditions than costs and other terms and conditions at which we can currently obtain debt capital. In addition, if we are unable to repay amounts outstanding under any such debt financings and are declared in default or are unable to renew or refinance these debt financings, we may not be able to make new investments or operate our business in the normal course. These situations may arise due to circumstances that we may be unable to control, such as lack of access to the credit markets, a severe decline in the value of the U.S. dollar, an economic downturn or an operational problem that affects third parties or us, and could materially damage our business.

Risks of leverage due to raising additional capital
General Description of Registrant [Abstract]
Risk [Text Block]
Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. The raising of debt capital may expose us to risks, including the typical risks associated with leverage.
Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities (including debt securities, preferred stock and/or borrowings from banks or other financial institutions); provided we meet certain asset coverage requirements (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred stock under current law). If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness (including by redeeming a portion of any series of preferred stock or notes that may be outstanding) at a time when such sales or redemptions may be disadvantageous. Also, any amounts that we use to service or repay our indebtedness would not be available for distributions to our stockholders.
We are not generally able to issue and sell shares of our common stock at a price below the then current NAV per share (exclusive of any distributing commission or discount). We may, however, sell shares of our common stock at a price below the then current NAV per share (1) in connection with a rights offering to our existing stockholders, (2) with the consent of the majority of our common stockholders, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit.

Deterring takeover attempts
General Description of Registrant [Abstract]
Risk [Text Block]
Provisions of the General Corporation Law of the State of Delaware and our certificate of incorporation and bylaws could deter takeover attempts and have an adverse effect on the price of our securities.
The General Corporation Law of the State of Delaware, or the “DGCL,” contains provisions that may discourage, delay or make more difficult a change in control of us or the removal of our directors. Our certificate of incorporation and bylaws contain provisions that limit liability and provide for indemnification of our directors and officers. These provisions and others also may have the effect of deterring hostile takeovers or delaying changes in control or management. We are subject to Section 203 of the DGCL, the application of which is subject to any applicable requirements of the 1940 Act. This section generally prohibits us from engaging in mergers and other business combinations with stockholders that beneficially own 15% or more of our voting stock, or with their affiliates, unless our directors or stockholders approve the business combination in the prescribed manner. If our board of directors does not approve a business combination, Section 203 of the DGCL may discourage third parties from trying to acquire control of us and increase the difficulty of consummating such an offer.
We have also adopted measures that may make it difficult for a third party to obtain control of us, including provisions of our certificate of incorporation classifying our board of directors in three classes serving staggered three-year terms, and provisions of our certificate of incorporation authorizing our board of directors to classify or reclassify shares of our preferred stock in one or more classes or series, to cause the issuance of additional shares of our capital stock, and to amend our certificate of incorporation, without stockholder approval, in certain instances. These provisions, as well as other provisions of our certificate of incorporation and bylaws, may delay, defer or prevent a transaction or a change in control that might otherwise be in the best interests of our securityholders.

Risk of significant stockholders may control outcome of matters
General Description of Registrant [Abstract]
Risk [Text Block]
Significant stockholders may control the outcome of matters submitted to our stockholders or adversely impact the market price or liquidity of our securities.
To the extent any stockholder, such as Cavello Bay Reinsurance Limited, or “Cavello Bay,” and Enstar’s other affiliates, individually or acting together with other stockholders, controls a significant number of our voting securities (as defined in the 1940 Act) or any class of voting securities, they may have the ability to control the outcome of matters submitted to our stockholders for approval, including the election of directors and any merger, consolidation or sale of all or substantially all of our assets, and may cause actions to be taken that you may not agree with or that are not in your interests or those of other securityholders.
This concentration of beneficial ownership also might harm the market price of our securities by:
•
delaying, deferring or preventing a change in corporate control;

•
impeding a merger, consolidation, takeover or other business combination involving us; or

•
discouraging a potential acquirer from making a tender offer or otherwise attempting to obtain control of us.

To the extent that any stockholder that holds a significant number of our securities is subject to temporary restrictions on resale of such securities, including certain lock-up restrictions, such restrictions could adversely affect the liquidity of trading in our securities, which may harm the market price of our securities.

Risk of legislative and regulatory of changes impacting markets
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to the risk of legislative and regulatory changes impacting our business or the markets in which we invest.
Legal and regulatory changes.   Legal and regulatory changes could occur and may adversely affect us and our ability to pursue our investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the Commodity Futures Trading Commission, or the “CFTC,” the SEC, the U.S. Federal Reserve, other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect us. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. We also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this prospectus and may result in our investment focus shifting from the areas of expertise of the Senior Investment Team to other types of investments in which the investment team may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on our results of operations and the value of your investment.
Derivative Investments.   The derivative investments in which we may invest are subject to comprehensive statutes, regulations and margin requirements. In particular, certain provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act, or the “Dodd-Frank Act,” requires certain standardized derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for us. The Dodd-Frank Act also established minimum margin requirements on certain uncleared derivatives which may result in us and our counterparties posting higher margin amounts for uncleared derivatives. In addition, we have claimed an exclusion from the definition of the term “commodity pool operator” pursuant to CFTC No-Action Letter 12-38 issued by the staff of the CFTC Division of Swap Dealer and Intermediary Oversight. For us to continue to qualify for this exclusion, (i) the aggregate initial margin and premiums required to establish our positions in derivative instruments subject to the jurisdiction of the U.S. Commodity Exchange Act, as amended, or the “CEA,” and (other than positions entered into for hedging purposes) may not exceed five percent of our liquidation value, (ii) the net notional value of our aggregate investments in CEA-regulated derivative instruments (other than positions entered into for hedging purposes) may not exceed 100% of our liquidation value, or (iii) we must meet an alternative test appropriate for a “fund of funds” as set forth in CFTC No-Action Letter 12-38. In the event we fail to qualify for the exclusion and the Adviser is required to register as a “commodity pool operator” in connection with serving as our investment adviser and becomes subject to additional disclosure, recordkeeping and reporting requirements, our expenses may increase. The Adviser has claimed an exclusion from the definition of the term “ commodity pool operator” under the CEA pursuant to CFTC Regulation 4.5 under the CEA promulgated by the CFTC with respect to us, and we currently operate in a manner that would permit the Adviser to continue to claim such exclusion.
Under SEC Rule 18f-4, related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies, we are permitted to enter into derivatives and other transactions that create future payment or delivery obligations, including short sales, notwithstanding the senior security provisions of the 1940 Act if we comply with certain value-at-risk leverage limits and derivatives risk management program and board oversight and reporting requirements or comply with a “limited derivatives users” exception. We have elected to rely on the limited derivatives users exception. We may change this election and comply with the other provisions of Rule 18f-4 related to derivatives transactions at any time and without notice. To satisfy the limited derivatives users exception, we have adopted and implemented written policies and procedures reasonably designed to manage our derivatives risk and limit our derivatives exposure in accordance with Rule 18f-4. Rule 18f-4 also permits us to enter into reverse repurchase agreements or similar financing transactions notwithstanding the senior security provisions of the 1940 Act if we aggregate the amount of indebtedness associated with our reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating our asset coverage ratios as discussed above or treat all such transactions as derivatives transactions for all purposes under Rule 18f-4. In addition, we are permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that (i) we intend to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). We may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as we treat any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, we are permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if we reasonably believe, at the time we enter into such agreement, that we will have sufficient cash and cash equivalents to meet our obligations with respect to all such agreements as they come due. We cannot predict the effects of these requirements. The Adviser intends to monitor developments and seek to manage our assets in a manner consistent with achieving our investment objective, but there can be no assurance that it will be successful in doing so.
Loan Securitizations.   Section 619 of the Dodd-Frank Act, commonly referred to as the “Volcker Rule,” generally prohibits, subject to certain exemptions, covered banking entities from engaging in proprietary trading or sponsoring, or acquiring or retaining an ownership interest in, a hedge fund or private equity fund, or “covered funds,” (which have been broadly defined in a way which could include many CLOs). Given the limitations on banking entities investing in CLOs that are covered funds, the Volcker Rule may adversely affect the market value or liquidity of any or all of the investments held by us. Although the Volcker Rule and the implementing rules exempt “loan securitizations” from the definition of covered fund, not all CLOs will qualify for this exemption.
In June 2020, the five federal agencies responsible for implementing the Volcker Rule adopted amendments to the Volcker Rule’s implementing regulations, including changes relevant to the treatment of securitizations (the “Volcker Changes”). Among other things, the Volcker Changes ease certain aspects of the “loan securitization” exclusion, and create additional exclusions from the “covered fund” definition, and narrow the definition of “ownership interest” to exclude certain “senior debt interests.” Also, under the Volcker Changes, a debt interest would no longer be considered an “ownership interest” solely because the holder has the right to remove or replace the manager following a cause-related default. The Volcker Changes were effective October 1, 2020. It is currently unclear how, or if, the Volcker Changes will affect the CLO securities in which the Company invests.
U.S. Risk Retention.   In October 2014, six federal agencies (the Federal Deposit Insurance Corporation, or the “FDIC,” the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development and the Federal Housing Finance Agency) adopted joint final rules implementing certain credit risk retention requirements contemplated in Section 941 of the Dodd-Frank Act, or the “Final U.S. Risk Retention Rules.” These rules were published in the Federal Register on December 24, 2014. With respect to the regulation of CLOs, the Final U.S. Risk Retention Rules require that the “sponsor” or a “majority owned affiliate” thereof (in each case as defined in the rules), will retain an “eligible vertical interest” or an “eligible horizontal interest” (in each case as defined therein) or any combination thereof in the CLO in the manner required by the Final U.S. Risk Retention Rules.
The Final U.S. Risk Retention Rules became fully effective on December 24, 2016, or the “Final U.S. Risk Retention Effective Date,” and to the extent applicable to CLOs, the Final U.S. Risk Retention Rules contain provisions that may adversely affect the return of our investments. On February 9, 2018, a three judge panel of the United States Court of Appeals for the District of Columbia Circuit, or the “DC Circuit Court,” rendered a decision in The Loan Syndications and Trading Association v. Securities and Exchange Commission and Board of Governors of the Federal Reserve System, No. 1:16-cv-0065, in which the DC Circuit Court held that open market CLO collateral managers are not “securitizers” subject to the requirements of the Final U.S. Risk Retention Rules, or the “DC Circuit Ruling.” Thus, collateral managers of open market CLOs are no longer required to comply with the Final U.S. Risk Retention Rules at this time. As such, it is possible that some collateral managers of open market CLOs will decide to dispose of the notes (or cause their majority owned affiliates to dispose of the notes) constituting the “eligible vertical interest” or “eligible horizontal interest” they were previously required to retain, or decide to take other action with respect to such notes that is not otherwise prohibited by the Final U.S. Risk Retention Rules. To the extent either the underlying collateral manager or its majority-owned affiliate divests itself of such notes, this will reduce the degree to which the relevant collateral manager’s incentives are aligned with those of the noteholders of the CLO (which may include us as a CLO noteholder), and could influence the way in which the relevant collateral manager manages the CLO assets and/or makes other decisions under the transaction documents related to the CLO in a manner that is adverse to us.
There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the Final U.S. Risk Retention Rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs. The ultimate impact of the Final U.S. Risk Retention Rules on the loan securitization market and the leveraged loan market generally remains uncertain, and any negative impact on secondary market liquidity for securities comprising a CLO may be experienced due to the effects of the Final U.S. Risk Retention Rules on market expectations or uncertainty, the relative appeal of other investments not impacted by the Final U.S. Risk Retention Rules and other factors.
EU/UK Risk Retention.   The securitization industry in both European Union (“EU”) and the United Kingdom (“UK”) has also undergone a number of significant changes in the past few years. Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardized securitization (as amended by Regulation (EU) 2021/557 and as further amended from time to time, the “EU Securitization Regulation”) applies to certain specified EU investors, and Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardised securitization in the form in effect on 31 December 2020 (which forms part of UK domestic law by virtue of the European Union (Withdrawal) Act 2018 (as amended, the “EUWA”)) (as amended by the Securitization (Amendment) (EU Exit) Regulations 2019 and as further amended from time to time, the “UK Securitization Regulation” and, together with the EU Securitization Regulation, the “Securitization Regulations”) applies to certain specified UK investors, in each case, who are investing in a “securitisation” (as such term is defined under each Securitization Regulation).
The due diligence requirements of Article 5 of the EU Securitization Regulation (the “EU Due Diligence Requirements”) apply to each investor that is an “institutional investor” (as such term is defined in the EU Securitization Regulation), being an investor which is one of the following: (a) an insurance undertaking as defined in Directive 2009/138/EC of the European Parliament and of the Council of 25 November 2009 on the taking-up and pursuit of the business of Insurance and Reinsurance (Solvency II) (recast) (“Solvency II”); (b) a reinsurance undertaking as defined in Solvency II; (c) subject to certain conditions and exceptions, an institution for occupational retirement provision falling within the scope of Directive (EU) 2016/2341 of the European Parliament and of the Council of 14 December 2016 on the activities and supervision of institutions for occupational retirement provision (IORPs) (the “IORP Directive”), or an investment manager or an authorised entity appointed by an institution for occupational retirement provision pursuant to the IORP Directive; (d) an alternative investment fund manager (“AIFM”) as defined in Directive 2011/61/EU of the European Parliament and of the Council of 8 June 2011 on Alternative Investment Fund Managers that manages and/or markets alternative investment funds in the EU; (e) an undertaking for the collective investment in transferable securities (“UCITS”) management company, as defined in Directive 2009/65/EC of the European Parliament and of the Council of 13 July 2009 on the coordination of laws, regulations and administrative provisions relating to undertakings for collective investment in transferable securities (UCITS) (the “UCITS Directive”); (f) an internally managed UCITS, which is an investment company authorised in accordance with the UCITS Directive and which has not designated a management company authorised under the UCITS Directive for its management; or (g) a credit institution as defined in Regulation (EU) No 575/2013 of the European Parliament and of the Council of 26 June 2013 on prudential requirements for credit institutions and investment firms (the “CRR”) for the purposes of the CRR, or an investment firm as defined in the CRR, in each case, such investor an “EU Institutional Investor.”
The due diligence requirements of Article 5 of the UK Securitization Regulation (the “UK Due Diligence Requirements” and, together with the EU Due Diligence Requirements, the “Due Diligence Requirements”) apply to each investor that is an “institutional investor” (as such term is defined in the UK Securitization Regulation), being an investor which is one of the following: (a) an insurance undertaking as defined in the Financial Services and Markets Act 2000 (as amended, the “FSMA”); (b) a reinsurance undertaking as defined in the FSMA; (c) an occupational pension scheme as defined in the Pension Schemes Act 1993 that has its main administration in the UK, or a fund manager of such a scheme appointed under the Pensions Act 1995 that, in respect of activity undertaken pursuant to that appointment, is authorised under the FSMA; (d) an AIFM (as defined in the Alternative Investment Fund Managers Regulations 2013 (the “AIFM Regulations”)) which markets or manages AIFs (as defined in the AIFM Regulations) in the UK; (e) a management company as defined in the FSMA; (f) a UCITS as defined by the FSMA, which is an authorised open ended investment company as defined in the FSMA; (g) a FCA investment firm as defined by the CRR as it forms part of UK domestic law by virtue of EUWA (the “UK CRR”); or (h) a CRR investment firm as defined in the UK CRR, in each case, such investor a “UK Institutional Investor” and, such investors together with EU Institutional Investors, “Institutional Investors.”
Among other things, the applicable Due Diligence Requirements require that prior to holding a “securitisation position” (as defined in each Securitization Regulation) an Institutional Investor (other than the originator, sponsor or original lender) has verified that:
(1)
the originator, sponsor or original lender will retain on an ongoing basis a material net economic interest which, in any event, shall be not less than five per cent. in the securitization, determined in accordance with Article 6 of the applicable Securitization Regulation, and has disclosed the risk retention to such Institutional Investor;

(2)
(in the case of each EU Institutional Investor only) the originator, sponsor or securitization special purpose entity (“SSPE”) has, where applicable, made available the information required by Article 7 of the EU Securitization Regulation in accordance with the frequency and modalities provided for thereunder;

(3)
(in the case of each UK Institutional Investor only) the originator, sponsor or SSPE:

(i)
if established in the UK has, where applicable, made available the information required by Article 7 of the UK Securitization Regulation (the “UK Transparency Requirements”) in accordance with the frequency and modalities provided for thereunder; or
(ii)
if established in a country other than the UK, where applicable, made available information which is substantially the same as that which it would have made available under the UK Transparency Requirements if it had been established in the UK, and has done so with such frequency and modalities as are substantially the same as those with which it would have made information available under the UK Transparency Requirements if it had been established in the UK; and

(4)
in the case of each Institutional Investor, where the originator or original lender either (i) is not a credit institution or an investment firm (each as defined in the applicable Securitization Regulation) or (ii) is established in a third country (being (x) in respect of the EU Securitization Regulation, a country other than an EU member state, or (y) in respect of the UK Securitization Regulation, a country other than the UK), the originator or original lender grants all the credits giving rise to the underlying exposures on the basis of sound and well-defined criteria and clearly established processes for approving, amending, renewing and financing those credits and has effective systems in place to apply those criteria and processes in order to ensure that credit-granting is based on a thorough assessment of the obligor’s creditworthiness.

The Due Diligence Requirements further require that prior to holding a securitisation position, an Institutional Investor, other than the originator, sponsor or original lender, carry out a due diligence assessment which enables it to assess the risks involved, including but not limited to (a) the risk characteristics of the individual securitisation position and the underlying exposures; and (b) all the structural features of the securitization that can materially impact the performance of the securitisation position, including the contractual priorities of payment and priority of payment-related triggers, credit enhancements, liquidity enhancements, market value triggers, and transaction-specific definitions of default.
In addition, pursuant to the applicable Due Diligence Requirements, while holding a securitization position, an Institutional Investor, other than the originator, sponsor or original lender, is subject to various ongoing monitoring obligations, including but not limited to: (a) establishing appropriate written procedures to monitor compliance with the Due Diligence Requirements and the performance of the securitisation position and of the underlying exposures; (b) performing stress tests on the cash flows and collateral values supporting the underlying exposures or, in the absence of sufficient data on cash flows and collateral values, stress tests on loss assumptions, having regard to the nature, scale and complexity of the risk of the securitisation position; (c) ensuring internal reporting to its management body so that the management body is aware of the material risks arising from the securitisation position and so that those risks are adequately managed; and (d) being able to demonstrate to its competent authorities, upon request, that it has a comprehensive and thorough understanding of the securitisation position and underlying exposures and that it has implemented written policies and procedures for the risk management of the securitisation position and for maintaining records of (i) the verifications and due diligence in accordance with the applicable Due Diligence Requirements and (ii) any other relevant information.
Any Institutional Investor that fails to comply with the applicable Due Diligence Requirements in respect of a securitization position which it holds may become subject to a range of regulatory sanctions including, in the case of a credit institution, investment firm, insurer or reinsurer, a punitive regulatory capital charge with respect to such securitization position, or, in certain other cases, a requirement to take corrective action.
CLOs issued in Europe are generally structured in compliance with the Securitization Regulations so that prospective investors subject to the Securitization Regulations can invest in compliance with such requirements. To the extent a CLO is structured in compliance with the Securitization Regulations, our ability to invest in the residual tranches of such CLOs could be limited, or we could be required to hold our investment for the life of the CLO. If a CLO has not been structured to comply with the Securitization Regulations, it will limit the ability of Institutional Investors to purchase CLO securities, which may adversely affect the price and liquidity of the securities (including the residual tranche) in the secondary market. Additionally, the Securitization Regulations and any regulatory uncertainty in relation thereto may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of our investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance of their collateral obligations, either of which developments could increase defaulted obligations above historic levels.
Japanese Risk Retention.   The Japanese Financial Services Agency (the “JFSA”) published a risk retention rule as part of the regulatory capital regulation of certain categories of Japanese investors seeking to invest in securitization transactions (the “JRR Rule”). The JRR Rule mandates an “indirect” compliance requirement, meaning that certain categories of Japanese investors will be required to apply higher risk weighting to securitization exposures they hold unless the relevant originator commits to hold a retention interest equal to at least 5% of the exposure of the total underlying assets in the transaction (the “Japanese Retention Requirement”) or such investors determine that the underlying assets were not “inappropriately originated.” The Japanese investors to which the JRR Rule applies include banks, bank holding companies, credit unions (shinyo kinko), credit cooperatives (shinyo kumiai), labor credit unions (rodo kinko), agricultural credit cooperatives (nogyo kyodo kumiai), ultimate parent companies of large securities companies and certain other financial institutions regulated in Japan (such investors, “Japanese Affected Investors”). Such Japanese Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the Japanese Retention Requirement.
The JRR Rule became effective on March 31, 2019. At this time, there are a number of unresolved questions and no established line of authority, precedent or market practice that provides definitive guidance with respect to the JRR Rule, and no assurances can be made as to the content, impact or interpretation of the JRR Rule. In particular, the basis for the determination of whether an asset is “inappropriately originated” remains unclear and, therefore, unless the JFSA provides further specific clarification, it is possible that CLO securities we have purchased may contain assets deemed to be “inappropriately originated” and, as a result, may not be exempt from the Japanese Retention Requirement. The JRR Rule or other similar requirements may deter Japanese Affected Investors from purchasing CLO securities, which may limit the liquidity of CLO securities and, in turn, adversely affect the price of such CLO securities in the secondary market. Whether and to what extent the JFSA may provide further clarification or interpretation as to the JRR Rule is unknown.
Private Funds Rule.   On February 9, 2022, the SEC proposed certain rules and amendments under the Investment Advisers Act of 1940, as amended, to enhance the regulations applicable to private fund advisers (the “Proposed Private Fund Rules”) that, if adopted in their current form, would affect investment advisers such as the CLO collateral managers, by, among other things, (i) requiring such managers to comply with additional reporting and compliance obligations, (ii) prohibiting certain types of preferential treatment, including, among other things, the provision of information regarding portfolio holdings of the private fund, and (iii) prohibiting or imposing requirements on certain business practices, including prohibiting certain types of indemnification (which could include indemnification provided for in the CLO’s management agreement) and requiring fairness opinions for adviser-led secondary transactions. Because most CLOs in which we invest rely on Section 3(c)(7) of the 1940 Act, each such CLO will be considered a “ private fund” within the meaning of the Proposed Private Fund Rules. The costs in complying with certain of the reporting and compliance obligations under the Proposed Private Fund Rules could be substantial, and it is unclear if the costs of preparing such reports would be borne by the CLO or the CLO’s collateral manager. If the CLOs in which we invest are responsible for such expenses, it could affect the return on our investments in CLO securities. In addition, if any CLO collateral manager were prohibited from discussing the underlying portfolio of CLO assets with investors, entirely or absent highly specific disclosure, it could result in a reduction or elimination of any CLO collateral manager’s ability to provide information to us relating to such CLO’s assets other than the reporting required by the CLO’s transaction documents. In addition, the Proposed Private Fund Rules could adversely affect a CLO’s ability to consummate a refinancing or other optional redemption. As a result, adoption of the Proposed Private Fund Rules could have a material and adverse effect on the market value and/or liquidity of the CLO securities in which we invest.

Risk of modification of non traditional investments including investments in collateralized loan obligations securities
General Description of Registrant [Abstract]
Risk [Text Block]
The SEC staff could modify its position on certain non-traditional investments, including investments in CLO securities.
The staff of the SEC from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities could adversely impact our ability to implement our investment strategy and/or our ability to raise capital through public offerings, or could cause us to take certain actions that may result in an adverse impact on our stockholders, our financial condition and/or our results of operations. We are unable at this time to assess the likelihood or timing of any such regulatory development.

Effect of terrorist actions, natural disasters outbreaks and pandemics
General Description of Registrant [Abstract]
Risk [Text Block]
Terrorist actions, natural disasters, outbreaks or pandemics may disrupt the market and impact our operations.
Terrorist acts, acts of war, natural disasters, outbreaks or pandemics may disrupt our operations, as well as the operations of the businesses in which we invest. Such acts have created, and continue to create, economic and political uncertainties and have contributed to global economic instability. For example, many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, SARS and COVID-19. Since December 2019, the spread of COVID-19 has caused social unrest and commercial disruption on a global scale.
Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. The COVID-19 pandemic has magnified these risks and has had, and may continue to have, a material adverse impact on local economies in the affected jurisdictions and also on the global economy, as cross border commercial activity and market sentiment have been impacted by the outbreak and government and other measures seeking to contain its spread. The effects of the COVID-19 pandemic contributed to increased volatility in global financial markets and likely will affect countries, regions, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or serious environmental or public health concern could have, a significant negative impact on economic and market conditions, could exacerbate pre-existing political, social and economic risks in certain countries or regions and could trigger a prolonged period of global economic slowdown, which may impact us and our underlying investments. Following the onset of the pandemic, certain CLOs we held experienced increased defaults by underlying borrowers. Obligor defaults and rating agency downgrades caused, and may in the future cause, payments that would have otherwise been made to the CLO equity or CLO debt securities that the Company holds to instead be diverted to buy additional loans within a given CLO or paid to senior CLO debt holders as an early amortization payment. In addition, defaults and downgrades of underlying obligors caused, and may in the future cause, a decline in the value of CLO securities generally. If CLO cash flows or income decrease as a result of the pandemic, the portion of our distribution comprised of a return of capital could increase or distributions could be reduced.

Risks related to cybersecurity and other disruptions to information systems
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks related to cybersecurity and other disruptions to information systems.
We are highly dependent on the communications and information systems of the Adviser, the Administrator and their affiliates as well as certain other third-party service providers. We, and our service providers, are susceptible to operational and information security risks. While we, the Adviser and the Administrator have procedures in place with respect to information security, technologies may become the target of cyber-attacks or information security breaches that could result in the unauthorized gathering, monitoring, release, misuse, loss or destruction of our and/or our stockholders’ confidential and other information, or otherwise disrupt our operations or those of our service providers. Disruptions or failures in the physical infrastructure or operating systems and cyber-attacks or security breaches of the networks, systems or devices that we and our service providers use to service our operations, or disruption or failures in the movement of information between service providers could disrupt and impact the service providers’ and our operations, potentially resulting in financial losses, the inability of our stockholders to transact business and of us to process transactions, inability to calculate our NAV, misstated or unreliable financial data, violations of applicable privacy and other laws, regulatory fines, penalties, litigation costs, increased insurance premiums, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Our service providers’ policies and procedures with respect to information security have been established to seek to identify and mitigate the types of risk to which we and our service providers are subject. As with any risk management system, there are inherent limitations to these policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified. There can be no assurance that we or our service providers will not suffer losses relating to information security breaches (including cyber-attacks) or other disruptions to information systems in the future.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		600 Steamboat Road
Entity Address, Address Line Two		Suite 202
Entity Address, City or Town		Greenwich
Entity Address, State or Province		CT
Entity Address, Postal Zip Code		06830
Contact Personnel Name		Thomas P. Majewski
Common Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Common Stock
All shares of our common stock have equal rights as to earnings, assets, dividends and voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to holders of our common stock if, as and when authorized by the board of directors and declared by us out of funds legally available therefrom. Such distributions may be payable in cash, shares of our common stock or a combination thereof. Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except when their transfer is restricted by U.S. federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors.

Security Title [Text Block]		Common Stock
Security Voting Rights [Text Block]		Each share of common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors.
Security Liquidation Rights [Text Block]		In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]		Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except when their transfer is restricted by U.S. federal and state securities laws or by contract.
Outstanding Security, Title [Text Block]		Common stock, par value $0.001 per share
Outstanding Security, Authorized [Shares]		150,000,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		8,908,108
Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Preferred Stock
We are authorized to issue 20,000,000 shares of preferred stock. As of June 26, 2023, we had 1,521,649 shares of Preferred Stock outstanding. Our certificate of incorporation authorizes our board of directors to classify and reclassify any unissued shares of preferred stock into other classes or series of preferred stock without stockholder approval. If we issue preferred stock, costs of the offering will be borne immediately at such time by the holders of our common stock and result in a reduction of the NAV per share of our common stock at that time. We may issue preferred stock at any time. Prior to issuance of shares of each class or series, our board of directors is required by the DGCL and by our certificate of incorporation to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, our board of directors could authorize the issuance of shares of preferred stock with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest.
Series A Term Preferred Stock.   As of June 26, 2023, we had 1,521,649 shares of Series A Term Preferred Stock outstanding.
Redemption.   We are required to redeem all outstanding shares of the Series A Term Preferred Stock on October 30, 2026. In addition, if we fail to maintain asset coverage (as defined in Section 18(h) of the 1940 Act) of at least 200% as of the close of business on the last business day of any calendar quarter and such failure is not cured by the close of business on the date that is 30 calendar days following the filing date of our Annual Report on Form N-CSR, Semiannual Report on Form N-CSRS or Quarterly Report on Form N-PORT, as applicable, for that quarter, we will be required to redeem the number of shares of our preferred stock (which at our discretion may include any number or portion of the Series A Term Preferred Stock), that, when combined with any debt securities redeemed for failure to maintain the asset coverage required by the indenture governing such securities, (1) result in us having asset coverage of at least 200% and (2) if fewer, the maximum number of shares of preferred stock that can be redeemed out of funds legally available for such redemption. In connection with any redemption for failure to maintain such asset coverage, we may, in our sole option, redeem such additional number of shares of preferred stock that will result in asset coverage up to and including 285%.At any time after October 31, 2023, we may, in our sole option, redeem the outstanding shares of Series A Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption. The price that we will pay to redeem shares of the Series A Term Preferred Stock pursuant to any redemption will equal $25 per share plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the redemption date.
Ranking and Liquidation.   The shares of Series A Term Preferred Stock are senior securities that constitute capital stock. The Series A Term Preferred Stock rank (i) senior to shares of our common stock in priority of payment of dividends and as to the distribution of assets upon dissolution, liquidation or the winding-up of our affairs; (ii) equal in priority with all other future series of preferred stock we may issue as to payment of dividends and as to distributions of assets upon dissolution, liquidation or the winding-up of our affairs; and (iii) subordinate in right of payment to any future senior indebtedness. In the event of liquidation, dissolution or winding up of our affairs, holders of Series A Term Preferred Stock will be entitled to receive a liquidation distribution equal to $25 per share, plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the payment date.
Dividends.   We intend to pay monthly dividends on the Series A Term Preferred Stock at a fixed annual rate of 5.00% of the liquidation preference ($1.25 per share per year), or the “Series A Dividend Rate.” If we fail to redeem the Series A Term Preferred Stock as required on October 30, 2026, or fail to pay any dividend on the payment date for such dividend, the Series A Dividend Rate will increase by 2% per annum until we redeem the Series A Term Preferred Stock or pay the dividend, as applicable. The Series A Dividend Rate will be computed on the basis of a 360-day year consisting of twelve 30-day months.
Voting Rights.   Except as otherwise provided in our certificate of incorporation or as otherwise required by law, (1) each holder of Series A Term Preferred Stock is entitled to one vote for each share of Series A Term Preferred Stock held on each matter submitted to a vote of our stockholders and (2) the holders of all outstanding preferred stock, including the Series A Term Preferred Stock, and common stock vote together as a single class; provided that holders of preferred stock, including the Series A Term Preferred Stock, voting separately as a class, are entitled to elect at least two (2) of our directors and, if we fail to pay dividends on any outstanding shares of our preferred stock, including the Series A Term Preferred Stock, in an amount equal to two (2) full years of dividends, and continuing until such failure is cured, will be entitled to elect a majority of our directors.

Security Title [Text Block]		Preferred Stock
Outstanding Security, Title [Text Block]		Series A Term Preferred Stock, par value $0.001 per share
Outstanding Security, Authorized [Shares]		20,000,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		1,521,649

[1]	Assumes (i) $177.4 million in pro forma total assets as of March 31, 2023 (adjusted to reflect (a) the issuance in the Company’s “at-the-market” offering and committed equity financing program of 169,508 shares of our common stock from April 1, 2023 through May 31, 2023, yielding net proceeds to the Company of approximately $2.3 million; and (b) the hypothetical borrowings of the full $25,000,000 available under the BNP Credit Facility); (ii) $113.7 million in pro forma net assets as of March 31, 2023 (adjusted to reflect the issuances and borrowings described above); and (iii) an annualized average interest rate on the Company’s indebtedness and preferred equity of 5.9%.
[2]	For the fiscal year ending December 31, 2022, as reported on the Company’s 2022 Form 1099-DIV, distributions made by the Company were comprised of net investment income, as calculated on a per share basis, of 100% (or $1.53 per share of common stock).
[3]	For the fiscal year ending December 31, 2021, as reported on the Company’s 2021 Form 1099-DIV, distributions made by the Company were comprised of net investment income, as calculated on a per share basis, of 100% (or $1.33 per share of common stock).
[4]	Calculated as of the respective high or low closing sales price divided by the quarter end NAV.
[5]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.